ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Alabama Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Alabama income tax- through a portfolio concentrated in high-quality, short-term Alabama municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.03 per share. The fund's net assets totaled $239 million at the end of the reporting period.

Thank you for relying on Alabama Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 53 days. In 1999, the fund's average maturity declined to as low as 25 days by June before we were able to take advantage of fixed-rate note opportunities in July that increased it to 55 days by the end of July. Asset inflows in August and September caused the maturity to again move downward as the percentage of fixed-rate note fell in the portfolio. At the end of the reporting period, the average maturity stood at 31 days. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range was targeted taking into account Federal Reserve monetary policy, the portfolio maximized performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first half of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                          VALUE

                 SHORT-TERM MUNICIPALS-
                 99.5% 1
                 ALABAMA-98.7%

  $  5,000,000   Alabama HFA, Multifamily
                 Revenue Bonds (Series
                 1997) Weekly VRDNs (YW
                 Housing Partners, Ltd.
                 Project)/(Amsouth Bank
                 N.A., Birmingham LOC)            $   5,000,000
     9,590,000   Alabama HFA, Variable Rate
                 Certificates (Series
                 1997J) Weekly VRDNs (GNMA
                 COL)/(Bank of America,

                 N.A. LIQ)                            9,590,000

     1,100,000   Alabama State IDA, Weekly
                 VRDNs (Sunshine Homes,
                 Inc.)/(Amsouth Bank N.A.,

                 Birmingham LOC)                      1,100,000
     4,755,000   Alabama State IDA, IDRB
                 (Series 1994) Weekly VRDNs
                 (Decatur Aluminum
                 Corp.)/(Firstar Bank,

                 N.A., Cincinnati LOC)                4,755,000
     3,150,000   Alabama State IDA, IDRB
                 (Series 1996) Weekly VRDNs
                 (IMI Cash Valve
                 Project)/(Regions Bank,

                 Alabama LOC)                         3,150,000
     3,350,000   Alabama State IDA, IRBs
                 Weekly VRDNs (Kappler USA,
                 Inc. Project)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                      3,350,000
     3,435,000   Alabama State IDA, Revenue
                 Bonds Weekly VRDNs
                 (Southern Bag Corporation,
                 Ltd.)/(SouthTrust Bank of

                 Alabama, Birmingham LOC)             3,435,000
    14,765,000   Alabama State Public
                 School & College
                 Authority, (PT-1195),
                 3.90% TOBs (Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender

                 10/26/2000                          14,765,000
     1,500,000   Alabama State, 6.00%
                 Bonds, 3/1/2000                      1,514,294
     4,355,000   Alabama State, Series A
                 5.50% Bonds, 10/1/2000               4,422,814
     2,000,000   Anniston, AL, IDB, (Series
                 1989-A) Weekly VRDNs
                 (Union Foundry
                 Co.)/(Amsouth Bank,

                 Birmingham LOC)                      2,000,000
     3,650,000   Arab, AL IDB, (Series 1989)
                 Weekly VRDNs (SCI Manufacturing, Inc.)/(Bank of
                 Tokyo-Mitsubishi Ltd.

                 LOC)                                 3,650,000

     1,100,000   Arab, AL IDB, Revenue Refunding Bonds (Series 1989) Weekly
                 VRDNs (SCI Manufacturing, Inc.)/(Bank of Tokyo-Mitsubishi Ltd.

                 LOC)                                 1,100,000

     1,475,000   Ashland, AL IDB, (Series
                 1996) Weekly VRDNs (Tru-
                 Wood Cabinets)/(Regions

                 Bank, Alabama LOC)                   1,475,000
     3,000,000   Auburn, AL IDB, (Series
                 1999) Weekly VRDNs
                 (Donaldson Company,
                 Inc.)/(Bank of America,

                 N.A. LOC)                            3,000,000

     2,000,000   Birmingham, AL IDA Weekly VRDNs (Altec Industries,
                 Inc.)/(Wachovia Bank of

                 NC, N.A. LOC)                        2,000,000
     6,000,000   Birmingham, AL IDA,
                 (Series 1997) Weekly VRDNs
                 (Millcraft, AL,
                 Inc.)/(Regions Bank,

                 Alabama LOC)                         6,000,000
     2,825,000   Birmingham, AL IDA, IDRBs
                 (Series 1997) Weekly VRDNs

                 (J. J. & W, IV,

                 Ltd.)/(Svenska
                 Handelsbanken, Stockholm

                 LOC)                                 2,825,000

     7,010,000   Birmingham, AL IDA, IDRBs
                 (Series 1999) Weekly VRDNs
                 (Glasforms,
                 Inc.)/(Comerica Bank -
                 California LOC)                      7,010,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 ALABAMA-CONTINUED
  $  4,745,000   Birmingham, AL IDA,

                 Revenue Bonds (Series
                 1989) Weekly VRDNs (O'Neal
                 Steel, Inc.)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                  $   4,745,000
     2,165,000   Birmingham, AL IDA,
                 Revenue Bonds (Series
                 1996) Weekly VRDNs
                 (American FireLog

                 Corp.)/(Comerica Bank LOC)           2,165,000
     4,440,000   Birmingham, AL IDA,
                 Revenue Refunding Bonds
                 Weekly VRDNs (S.P. Hotel
                 Co.)/(Amsouth Bank N.A.,

                 Birmingham LOC)                      4,440,000
       400,000   Calhoun County, AL
                 Economic Development
                 Council Weekly VRDNs (Food
                 Ingredients Tech.
                 Co.)/(Bank of America,

                 N.A. LOC)                              400,000

     2,770,000   Calhoun County, AL
                 Economic Development
                 Council, Variable/Fixed
                 Rate IDRBs Weekly VRDNs
                 (Fabarc Steel
                 Co.)/(Regions Bank,

                 Alabama LOC)                         2,770,000
     1,200,000   Cullman, AL IDB, IRBs
                 (Series 1992) Weekly VRDNs
                 (Pressac Holdings
                 PLC)/(Bank One, Michigan

                 LOC)                                 1,200,000

       800,000   Cullman, AL IDB, Series 1989 Weekly VRDNs (Pressac, Inc.)/(Bank
                 One,

                 Michigan LOC)                          800,000
     2,685,000   Cullman, AL IDB, Variable/
                 Fixed Rate IDRB Weekly
                 VRDNs (National Bedding
                 Co.)/(Bank of America,

                 N.A. LOC)                            2,685,000

     3,000,000   Decatur, AL IDB, Revenue
                 Refunding Bonds (Series
                 1993) Weekly VRDNs

                 (Allied-Signal, Inc.)                3,000,000
     1,400,000   Dothan, AL IDB,
                 Adjustable/Fixed Rate IRBs
                 (Series 1997) Weekly VRDNs
                 (Henderson Steel
                 Erectors)/(Regions Bank,

                 Alabama LOC)                         1,400,000
     1,120,000   Fort Payne, AL IDB, IDRB
                 Weekly VRDNs
                 (Ovalstrapping,
                 Inc.)/(U.S. Bank, N.A.,

                 Minneapolis LOC)                     1,120,000
     7,400,000   Gadsen, AL IDB, IDRBs
                 (Series 1997) Weekly VRDNs
                 (Chicago Steel, (Alabama),
                 L.L.C.)/(Marshall & Ilsley

                 Bank, Milwaukee LOC)                 7,400,000
     4,875,000   Geneva County, AL IDB,
                 Adjustable Fixed Rate
                 IDRBs (Series 1996) Weekly
                 VRDNs (Brooks AG Co.,
                 Inc.)/(Regions Bank,

                 Alabama LOC)                         4,875,000
     4,000,000   Guntersville, AL IDB,
                 (Series 1995) Weekly VRDNs
                 (Hercules Rubber Co.
                 Project)/(SouthTrust Bank
                 of Alabama, Birmingham

                 LOC)                                 4,000,000
     2,735,000   Hamilton, AL IDB,
                 Variable/Fixed Rate IDRBs
                 Weekly VRDNs (Tennessee
                 River, Inc.)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                      2,735,000
     8,000,000   Hoover, AL Board of
                 Education, Warrant
                 Anticipation Notes (Series
                 1999A), 3.80% BANs,

                 8/1/2000                             8,000,000

     2,180,000   Hoover, AL IDB Weekly VRDNs (Bud's Best Cookies,
                 Inc.)/(SouthTrust Bank of

                 Alabama, Birmingham LOC)             2,180,000
     1,170,000   Huntsville Madison County,
                 AL Airport Authority,
                 4.30% Bonds (MBIA INS),

                 7/1/2000                             1,172,600

     2,250,000   Huntsville, AL IDB Weekly VRDNs (Giles & Kendall,
                 Inc.)/(SouthTrust Bank of

                 Alabama, Birmingham LOC)             2,250,000
       125,000   Huntsville, AL IDB Weekly
                 VRDNs (Parkway Project
                 (Huntsville, AL))/(Regions

                 Bank, Alabama LOC)                     125,000
     1,185,000   Huntsville, AL, Warrants
                 (Series A), 3.10% Bonds,

                 11/1/1999                            1,185,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 ALABAMA-CONTINUED

  $  2,290,000   Huntsville, AL, Warrants
                 (Series B), 3.10% Bonds,

                 11/1/1999                        $   2,290,000
       930,000   Huntsville, AL, Warrants
                 (Series D), 3.10% Bonds,

                 11/1/1999                              930,000
     1,000,000   Jefferson County, AL,
                 Warrants (Series 1999)
                 Weekly VRDNs (Bayerische
                 Landesbank Girozentrale

                 LOC)                                 1,000,000

     1,500,000   Jefferson County, AL, GO
                 Warrants (Series 1996)
                 Weekly VRDNs (Bayerische
                 Landesbank Girozentrale

                 LOC)                                 1,500,000
     2,800,000   Lowndes County, AL IDB,
                 (Series 1996) Weekly VRDNs
                 (Warren Oil Company
                 Project)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              2,800,000
       270,000   Marshall County, AL,
                 Special Obligation School
                 Refunding Warrant (Series
                 1994) Weekly VRDNs
                 (Marshall County, AL Board
                 of Education)/(Regions

                 Bank, Alabama LOC)                     270,000
     2,360,000   Mobile, AL Downtown
                 Redevelopment Authority,
                 (Series 1992) Weekly VRDNs
                 (Mitchell
                 Project)/(SunTrust Bank,

                 Atlanta LOC)                         2,360,000
     2,500,000   Mobile, AL IDA Weekly VRDNs
                 (McRae's Industries,
                 Inc.)/(Bank of America,

                 N.A. LOC)                            2,500,000

     2,000,000   Mobile, AL IDB Weekly VRDNs (American Aero Crane)/(National
                 Bank of

                 Canada, Montreal LOC)                2,000,000
     3,000,000   Mobile, AL IDB, (1994
                 Series A), 3.95% TOBs
                 (International Paper Co.),

                 Optional Tender 12/1/1999            3,000,000
     1,500,000   Mobile, AL IDB, PCR (Series
                 1993B) Weekly VRDNs

                 (Alabama Power Co.)                  1,500,000
     3,000,000   Montgomery - Wynlakes
                 Governmental Utility
                 Services Corp., Bonds
                 (Series 1995-A) Weekly
                 VRDNs (Vaughn Road,
                 L.L.C., Project)/(Amsouth

                 Bank N.A., Birmingham LOC)           3,000,000
     2,305,000   Montgomery, AL IDB,
                 (Series 1990-A) Weekly
                 VRDNs (Industrial
                 Partners)/(Wachovia Bank

                 of NC, N.A. LOC)                     2,305,000

     6,000,000   Montgomery, AL IDB, IDRBs
                 (Series 1996) Weekly VRDNs
                 (CSC Fabrication, Inc.
                 Project)/(Chase Bank of

                 Texas LOC)                           6,000,000
     3,650,000   Montgomery, AL IDB, IDRBs
                 (Series 1996A) Weekly
                 VRDNs (Jobs Co., L.L.C.
                 Project)/(Columbus Bank

                 and Trust Co., GA LOC)               3,650,000
     7,000,000   Perry County, AL IDB,
                 Revenue Bonds (Series
                 1998) Weekly VRDNs
                 (Alabama Catfish Feedmill,
                 L.L.C.)/(Regions Bank,

                 Alabama LOC)                         7,000,000
     2,785,000   Phoenix City, AL, (Series
                 1998) Weekly VRDNs (Kudzu,
                 L.L.C.)/(SunTrust Bank,

                 Atlanta LOC)                         2,785,000
     3,100,000   Piedmont, AL IDB Weekly
                 VRDNs (Bostrom Seating,
                 Inc.)/(Chase Manhattan
                 Bank (USA) N.A.,

                 Wilmington LOC)                      3,100,000
       760,000   Piedmont, AL IDB Weekly
                 VRDNs (Industrial
                 Partners)/(Wachovia Bank

                 of NC, N.A. LOC)                       760,000
     4,415,000   Prattville, AL IDB, IDR
                 Bonds Weekly VRDNs
                 (Kuhnash Properties/Arkay
                 Plastics Project)/(PNC

                 Bank, N.A. LOC)                      4,415,000
     2,250,000   Scottsboro, AL IDB,
                 (Series 1994) Weekly VRDNs
                 (Maples Industries,
                 Inc.)/(Amsouth Bank N.A.,

                 Birmingham LOC)                      2,250,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 ALABAMA-CONTINUED
  $    750,000   Scottsboro, AL IDB, IDRB

                 (Series 1991) Weekly VRDNs
                 (Maples Industries,
                 Inc.)/(Amsouth Bank N.A.,

                 Birmingham LOC)                  $     750,000
     5,000,000   Selma, AL IDB, Annual
                 Tender PCR Refunding Bonds
                 (1993 Series B), 4.30% TOBs
                 (International Paper Co.),

                 Optional Tender 7/15/2000            5,000,000
     1,560,000   Shelby County, AL Board of
                 Education Warrants, 4.375%
                 Bonds, Series B, (AMBAC

                 INS), 2/1/2000                       1,564,469

     2,500,000   Shelby County, AL EDA
                 Weekly VRDNs (Saginaw Pipe
                 of Illinois,
                 Inc.)/(Regions Bank,

                 Alabama LOC)                         2,500,000
     7,575,000   St. Clair County, AL IDB,
                 (Series 1993) Weekly VRDNs
                 (Ebsco Industries,
                 Inc.)/(National Australia

                 Bank, Ltd., Melbourne LOC)           7,575,000
     4,100,000   Sumter County, AL IDA, IRBs
                 (Series 1995A) Weekly
                 VRDNs (Fulghum Fibres
                 Project (AL))/(Regions

                 Bank, Alabama LOC)                   4,100,000
       900,000   Sumter County, AL IDA, IRBs
                 (Series 1995B) Weekly
                 VRDNs (Canal Chip
                 Project)/(Regions Bank,

                 Alabama LOC)                           900,000
     2,470,000   Tallassee, AL IDB, (Series
                 1998) Weekly VRDNs
                 (Milstead Farm Group,
                 Inc.)/(Regions Bank,

                 Alabama LOC)                         2,470,000
     2,500,000   Troy, AL IDB, (Series
                 1997A) Weekly VRDNs
                 (Hudson Cos.)/(Amsouth

                 Bank N.A., Birmingham LOC)           2,500,000
     3,000,000   Troy, AL IDB, IRBs (Series
                 1996A) Weekly VRDNs
                 (Hudson Sauces &
                 Dressings, Inc.)/(Amsouth

                 Bank N.A., Birmingham LOC)           3,000,000
        55,000   Tuscaloosa County, AL Port
                 Authority, (Series 1989A)
                 Weekly VRDNs (Capstone
                 Hotel Ltd.)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                        55,000
     2,000,000   Tuskegee, AL IDB, IDRB
                 (Series 1995) Weekly VRDNs
                 (Concrete Company
                 (The)/(Columbus Bank and

                 Trust Co., GA LOC)                  2,000,000
     4,295,000   Vincent, AL IDB, Weekly
                 VRDNs (Headquarters
                 Partnership
                 Project)/(National
                 Australia Bank, Ltd.,

                 Melbourne LOC)                      4,295,000
     1,910,000   Vincent, AL IDB, (Series
                 1993) Weekly VRDNs (Ebsco
                 Industries,
                 Inc.)/(National Australia

                 Bank, Ltd., Melbourne LOC)          1,910,000
PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 ALABAMA-CONTINUED

  $  3,060,000   Wetumpka, AL IDB, (Series
                 1997) Weekly VRDNs (US
                 Fabtec L.L.C.)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)       $   3,060,000
                 TOTAL                              235,884,177

                 PUERTO RICO-0.8%
     2,000,000   Puerto Rico Industrial,

                 Medical & Environmental PCA, (Series 1983A), 2.90% TOBs (Merck
                 & Co., Inc.),

                 Optional Tender 12/1/1999            2,000,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 2                $ 237,884,177


Securities that are subject to alternative minimum tax represent 70.5% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 1999, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (Unaudited)



FIRST TIER    SECOND TIER
96.64%        3.36%


2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($239,000,750) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation BANs -Bond Anticipation Notes COL -Collateralized EDA -Economic Development Authority GNMA -Government National Mortgage Association GO -General Obligation HFA -Housing Finance Authority IDA -Industrial Development Authority IDB -Industrial Development Bond IDR -Industrial Development Revenue IDRB -Industrial Development Revenue Bond INS -Insured IRB's -Industrial Revenue Bonds LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCA -Pollution Control Authority PCR -Pollution Control Revenue TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 237,884,177
Cash                                                363,764
Income receivable                                 1,130,606
TOTAL ASSETS                                    239,378,547
LIABILITIES:

Payable for shares

redeemed                        $   2,718
Income distribution
payable                           291,459
Accrued expenses                   83,620
TOTAL LIABILITIES                                   377,797
Net assets for 239,000,750
shares outstanding                            $ 239,000,750
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$239,000,750 / 239,000,750

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                                          $ 7,361,031
EXPENSES:

Investment advisory fee                         $ 1,050,119
Administrative personnel
and services fee                                    158,358
Custodian fees                                        9,909
Transfer and dividend
disbursing agent fees and
expenses                                             56,891
Directors'/Trustees' fees                             1,941
Auditing fees                                        12,534
Legal fees                                            9,460
Portfolio accounting fees                            48,851
Shareholder services fee                            525,060
Share registration costs                             26,224
Printing and postage                                 14,397
Insurance premiums                                   14,115
Miscellaneous                                         2,942
TOTAL EXPENSES                                    1,930,801
WAIVERS:
Waiver of investment
advisory fee                   $  (745,427)
Waiver of shareholder
services fee                      (21,002)
TOTAL WAIVERS                                      (766,429)
Net expenses                                                        1,164,372
Net investment income                                               6,196,659


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31          1999                 1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    6,196,659       $    6,019,791
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                   (6,196,659)          (6,019,791)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             605,959,818          436,920,174
Net asset value of shares
issued to shareholders in
payment of
distributions declared               3,430,339            3,252,776
Cost of shares redeemed           (560,214,016)        (473,995,552)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        49,176,141          (33,822,602)
Change in net assets                49,176,141          (33,822,602)
NET ASSETS:

Beginning of period                189,824,609          223,647,211
End of period                   $  239,000,750       $  189,824,609


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                      1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03         0.03         0.03         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)       (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 2.98%        3.24%        3.26%        3.22%        3.66%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     0.91%        0.92%        0.91%        0.92%        0.92%
Net investment income 2                        2.59%        2.82%        2.85%        2.81%        3.15%
Expenses (after waivers)                       0.55%        0.55%        0.55%        0.55%        0.48%
Net investment income (after waivers)          2.95%        3.19%        3.21%        3.18%        3.59%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $239,001     $189,825     $223,647     $233,720     $209,490


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1999, capital paid-in aggregated $239,000,750. Transactions in shares were as follows:



YEAR ENDED OCTOBER 31         1999             1998
Shares sold                    605,959,818      436,920,174
Shares issued to
shareholders in payment of
distributions declared           3,430,339        3,252,776
Shares redeemed               (560,214,016)    (473,995,552)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS              49,176,141      (33,822,602)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $448,880,508 and $373,040,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 77.19% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.6% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITOR (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST AND SHAREHOLDERS OF ALABAMA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Alabama Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Alabama Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Alabama Municipal Cash Trust

ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 Alabama Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229790

G01120-02 (12/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Arizona Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and Arizona income tax-- through a portfolio concentrated in high-quality, short-term Arizona municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double-tax-free dividends totaling $0.03 per share. The fund's net assets totaled $33.9 million at the end of the reporting period.

Thank you for relying on Arizona Municipal Cash Trust to help your ready cash earn income every day. As always, we'll continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Michael Sirianni, Jr., Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 55 days. The fund remained in a 45- to 50-day average maturity range over the reporting period and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range was targeted, the portfolio maximized performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first half of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                          VALUE

                SHORT-TERM MUNICIPALS--
                99.2% 1
                ARIZONA--94.2%

  $   750,000   Apache County, AZ IDA
                (Series 1983A) Weekly
                VRDNs (Tucson Electric
                Power Co.)/(Toronto-
                Dominion Bank LOC)               $    750,000
    1,500,000   Chandler, AZ IDA (Series
                1999A) Weekly VRDNs (South
                Bay Circuits,
                Inc.)/(Comerica Bank,

                California LOC)                     1,500,000
      500,000   Cochise County, AZ
                Pollution Control Corp.
                (Pooled Series 1994A)
                3.65% TOBs (Arizona
                Electric Power
                Cooperative, Inc.
                Project)/(National Rural
                Utilities Cooperative
                Finance Corp. GTD)

                Optional Tender 3/1/2000              500,000
    1,250,000   Coconino County, AZ
                Pollution Control Corp.
                (Series 1998) Daily VRDNs
                (Arizona Public Service

                Co.)/(KBC Bank N.V. LOC)            1,250,000
    1,500,000   Eloy, AZ IDA (Series 1996)
                Weekly VRDNs (The Marley
                Cooling Tower Co.)/(First
                Union National Bank,

                Charlotte, N.C. LOC)                1,500,000
    3,121,000   Flagstaff, AZ (Series
                1999) Weekly VRDNs (Joy
                Cone Co.)/(Mellon Bank

                N.A., Pittsburgh LOC)               3,121,000
    1,300,000   Maricopa County, AZ
                Pollution Control Corp.
                (Series 1984) Weekly VRDNs
                (El Paso Electric
                Co.)/(Barclays Bank PLC,

                London LOC)                         1,300,000
    1,000,000   Maricopa County, AZ School
                District No. 28, Kyrene
                Elementary, Second Series

                Bonds (FGIC INS) 7/1/2000             976,409
    3,740,000   Maricopa County, AZ, IDA
                (Series 1984) Weekly VRDNs
                (Gannett Co., Inc.)                 3,740,000

    1,400,000   Maricopa County, AZ, IDA (Series 1999) Weekly VRDNs (Redman
                Homes, Inc.)/(PNC

                Bank, N.A. LOC)                     1,400,000
      750,000   Maricopa County, AZ, IDA,
                3.85% CP (Citizens
                Utilities Co.), Mandatory

                Tender 12/17/1999                     750,000
      750,000   Maricopa County, AZ, IDA,
                3.85% CP (Citizens
                Utilities Co.), Mandatory

                Tender 12/17/1999                     750,000
    1,370,000   Mesa, AZ Municipal
                Development Corp. (Series

                1985) 3.60% CP
                (Westdeutsche Landesbank
                Girozentrale LOC)

                Mandatory Tender 2/10/2000          1,370,000
    1,000,000   Mesa, AZ, 5.35% Bonds (FGIC

                INS), 7/1/2000                      1,011,831

    1,200,000   Phoenix, AZ IDA (Series
                1997) Weekly VRDNs
                (Interface Data Systems,
                Inc.)/(Bank One, Arizona

                N.A. LOC)                           1,200,000

    1,300,000   Phoenix, AZ IDA (Series
                1998) Weekly VRDNs
                (Standard Printing
                Company, Inc.)/(Bank One,

                Arizona N.A. LOC)                   1,300,000
    2,390,000 2 Pima County, AZ IDA, Single
                Family Mortgage (PA-159) 3.60% TOBs (GNMA COL)/(Merrill Lynch
                Capital Services, Inc.

                LIQ) 2/10/2000                      2,390,000

    1,250,000   Pinal County, AZ IDA, PCR
                Bonds Daily VRDNs (Magma
                Copper Co.)/(National
                Westminster Bank, PLC,

                London LOC)                         1,250,000
      400,000   Prescott Valley, AZ, 3.50%
                Bonds (MBIA INS), 1/1/2000            400,000
PRINCIPAL

AMOUNT                                          VALUE

                SHORT-TERM MUNICIPALS--

                continued 1

                ARIZONA--CONTINUED

  $ 1,110,000   Scottsdale, AZ IDA Weekly
                VRDNs (Scottsdale
                (Memorial
                Hospitals))/(AMBAC
                INS)/(Credit Local de
                France LIQ)                      $  1,110,000
    1,000,000   Tempe, AZ IDA (Series 1992)
                3.75% TOBs (Safeway,
                Inc.)/(Bankers Trust Co.,
                New York LOC), Mandatory

                Tender 4/17/2000                    1,000,000
    1,000,000   Tolleson, AZ Municipal
                Finance Corp., Revenue
                Refunding Bonds (Series of
                1998) Weekly VRDNs

                (Citizens Utilities Co.)            1,000,000
    1,400,000   Yavapai, AZ IDA (Series
                1997B) Weekly VRDNs
                (Yavapai Regional Medical
                Center)/(FSA INS)/(Credit

                Local de France LIQ)                1,400,000
    1,000,000   Yuma County, AZ Airport
                Authority, Inc. (Series
                1997A) Weekly VRDNs (Bank

                One, Arizona N.A. LOC)              1,000,000
                TOTAL                              31,969,240

                PUERTO RICO--5.0%

    1,106,219   Commonwealth of Puerto
                Rico Municipal Revenues
                Collection Center, 1997A
                LeaseTOPS Trust Weekly
                VRDNs (ABN AMRO Bank N.V.,
                Amsterdam LIQ)/(State
                Street Bank and Trust Co.
                LOC)                                1,106,219

      575,000   Puerto Rico Telephone
                Authority (Series M) 4.50%

                Bonds (MBIA INS), 1/1/2000            576,343
                TOTAL                               1,682,562

                TOTAL INVESTMENTS (AT

                AMORTIZED COST) 3                $ 33,651,802


Securities that are subject to alternative minimum tax represent 49.5% of the portfolio as calculated based on total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)



FIRST TIER    SECOND TIER
100%          0.00%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $2,390,000 which represents 7.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($33,933,321) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC --American Municipal Bond Assurance Corporation COL --Collateralized CP --Commercial Paper FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GNMA --Government National Mortgage Association GTD --Guaranteed IDA --Industrial Development Authority INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue TOBs --Tender Option Bonds VRDNs --Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                              $ 33,651,802
Cash                                             149,111
Income receivable                                179,597
Receivable for shares sold                        27,396
TOTAL ASSETS                                  34,007,906
LIABILITIES:

Payable for shares

redeemed                      $  20,000
Income distribution
payable                          41,295
Accrued expenses                 13,290
TOTAL LIABILITIES                                 74,585
Net assets for 33,933,321
shares outstanding                          $ 33,933,321
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$33,933,321 / 33,933,321

shares outstanding                                 $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                                         $ 1,043,629
EXPENSES:

Investment advisory fee                         $  157,652
Administrative personnel
and services fee                                   125,000
Custodian fees                                       2,172
Transfer and dividend
disbursing agent fees and
expenses                                            24,387
Directors'/Trustees' fees                              438
Auditing fees                                        8,183
Legal fees                                           1,536
Portfolio accounting fees                           43,638
Shareholder services fee                            78,826
Share registration costs                            25,151
Printing and postage                                 9,945
Insurance premiums                                   3,013
Miscellaneous                                          924
TOTAL EXPENSES                                     480,865
WAIVER AND REIMBURSEMENT:
Waiver of investment
advisory fee                   $  (157,652)
Reimbursement of other
operating expenses                (139,034)
TOTAL WAIVERS AND
REIMBURSEMENTS                                    (296,686)
Net expenses                                                         184,179
Net investment income                                            $   859,450


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                  YEAR               PERIOD
                                 ENDED                ENDED

                           OCTOBER 31,          OCTOBER 31,
                                  1999                 1998 1

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $      859,450       $      155,579
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                     (859,450)            (155,579)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              59,795,359           46,101,572
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 402,943               98,402
Cost of shares redeemed            (60,992,727)         (11,472,228)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                          (794,425)          34,727,746
Change in net assets                  (794,425)          34,727,746
NET ASSETS:

Beginning of period                 34,727,746                   --
End of period                   $   33,933,321       $   34,727,746


1 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                              YEAR           PERIOD
                             ENDED            ENDED

                       OCTOBER 31,      OCTOBER 31,
                              1999             1998          1

NET ASSET VALUE, BEGINNING
OF PERIOD                           $ 1.00           $ 1.00
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                 0.03             0.01
LESS DISTRIBUTIONS:

Distributions from net

investment income                    (0.03)           (0.01)
NET ASSET VALUE, END OF

PERIOD                              $ 1.00           $ 1.00
TOTAL RETURN 2                        2.76%            1.28   %

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                            1.53%            2.53%  4
Net investment income 3               1.78%            1.03%  4
Expenses(after waivers and
reimbursements)                       0.58%            0.32%  4
Net investment
income(after waivers and
reimbursements)                       2.73%            3.24%  4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $33,933          $34,728


1 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the fund is current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1999, capital paid-in aggregated $33,933,321. Transactions in shares were as follows:



                                      YEAR            PERIOD
                                     ENDED             ENDED

                               OCTOBER 31,       OCTOBER 31,
                                      1999              1998 1

Shares sold                     59,795,359        46,101,572
Shares issued to
shareholders in payment of
distributions declared             402,943            98,402
Shares redeemed                (60,992,727)      (11,472,228)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS                (794,425)       34,727,746


1 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $65,829,000 and $71,449,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 72.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.4% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Trustees upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Items 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST AND

SHAREHOLDERS OF ARIZONA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Arizona Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the period June 10, 1998 to October 31, 1998 were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Arizona Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Arizona Municipal Cash Trust

ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 Arizona Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229626

G02372-05 (12/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of California Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income - free from federal regular income tax and California personal income tax
- through a portfolio concentrated in high-quality, short-term California municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.03 per share for both Institutional Shares and Institutional Service Shares. The fund's net assets totaled $557.2 million at the end of the reporting period.

Thank you for relying on California Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Michael Sirianni, Jr., Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three interest rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the two highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level of the decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

At the beginning of the reporting period, the fund's average maturity was approximately 55 days. The fund remained in a 45- to 50-day average maturity range over the reporting period, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as U.S. Treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first and second quarters of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                               VALUE

                 SHORT-TERM MUNICIPALS-
                 99.5% 1
                 CALIFORNIA-86.1%

  $  9,000,000   ABAG Finance Authority for
                 Non-Profit Corporations
                 Weekly VRDNs (Lucile
                 Salter Packard Children's
                 Hospital at
                 Stanford)/(AMBAC
                 INS)/(Bayerische
                 Landesbank Girozentrale
                 LIQ)                             $   9,000,000
     5,420,000   ABAG Finance Authority for
                 Non-Profit Corporations
                 (Series 1998) Weekly VRDNs
                 (The Harker School
                 Foundation)/(U.S. Bank,

                 N.A., Minneapolis LOC)               5,420,000
     4,000,000   ABAG Finance Authority for
                 Non-Profit Corporations
                 (Series 1999) Weekly VRDNs
                 (Marin Academy)/(Allied

                 Irish Banks PLC LOC)                 4,000,000
    15,705,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (California Non-AMT)
                 (Series 1998-10) Weekly
                 VRDNs (San Diego, CA Water
                 Utility Fund)/(FGIC
                 INS)/(ABN AMRO Bank N.V.,

                 Amsterdam LIQ)                      15,705,000
     6,500,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (California Non-AMT)
                 (Series 1998-17) Weekly
                 VRDNs (Sacramento County,
                 CA Airport System)/(FGIC
                 INS)/(ABN AMRO Bank N.V.,

                 Amsterdam LIQ)                       6,500,000
    12,000,000 2 ABN AMRO MuniTOPS
                 Certificates Trust (California Non-AMT) (Series 1998-25) 3.2%
                 TOBs (Los Angeles, CA Wastewater System)/(FGIC INS)/(ABN AMRO
                 Bank N.V., Amsterdam LIQ), Optional

                 Tender 3/1/2000                     12,000,000
     6,500,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (California Non-AMT)
                 (Series 1999-7) Weekly
                 VRDNs (Los Angeles, CA
                 Unified School
                 District)/(MBIA INS)/(ABN
                 AMRO Bank N.V., Amsterdam

                 LIQ)                                 6,500,000

     4,356,000   2 ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)
                 (Series 1999-8) 3.5% TOBs (Contra Costa, CA Water
                 District)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ),
                 Mandatory Tender

                 4/26/2000                            4,356,000

     5,000,000   California Educational
                 Facilities Authority,
                 Floater Certificates
                 (Series 1998-147) Weekly
                 VRDNs (University of
                 Southern
                 California)/(Morgan
                 Stanley, Dean Witter
                 Municipal Funding, Inc.
                 LIQ)                                 5,000,000

     1,335,000   2 California HFA, Home Mortgage (Series 1989F) 3.4% TOBs
                 (Citibank N.A., New York LIQ), Optional

                 Tender 2/1/2000                      1,335,000
     3,135,000   California HFA, Variable
                 Rate Certificates (Series
                 1998E) Weekly VRDNs (Bank

                 of America, N.A. LIQ)                3,135,000

    11,750,000   California PCFA, (Series
                 1996 E) Daily VRDNs
                 (Pacific Gas & Electric
                 Co.)/(Morgan Guaranty

                 Trust Co., New York LOC)            11,750,000
     9,400,000   California PCFA, PCR
                 (Series D) Daily VRDNs
                 (Southern California

                 Edison Co.)                          9,400,000
     5,200,000   California PCFA, Series A
                 Daily VRDNs (Southern

                 California Edison Co.)               5,200,000
     2,500,000   California State
                 Department of Water
                 Resources, PA-562R Weekly
                 VRDNs (Merrill Lynch
                 Capital Services, Inc.

                 LIQ)                                 2,500,000

     6,000,000   California State, Floater Certificates (Series 1998- 55) Weekly
                 VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter Municipal
                 Funding, Inc.

                 LIQ)                                 6,000,000

PRINCIPAL

AMOUNT                                              VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 CALIFORNIA-CONTINUED

  $  5,000,000   California State, GO Tax
                 Exempt Notes, 3.3% CP
                 (Bayerische Landesbank
                 Girozentrale, Commerzbank
                 AG, Frankfurt, Credit
                 Agricole Indosuez, Credit
                 Local de France,
                 Landesbank Hessen-
                 Thueringen, Frankfurt,
                 Morgan Guaranty Trust Co.,
                 New York, State Street Bank
                 and Trust Co., Toronto-
                 Dominion Bank and
                 Westdeutsche Landesbank
                 Girozentrale LIQs)
                 Mandatory Tender 11/8/1999       $   5,000,000
    10,000,000   California State, GO Tax
                 Exempt Notes, 3.4% CP (Bayerische Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Credit
                 Local de France, Landesbank Hessen- Thueringen, Frankfurt,
                 Morgan Guaranty Trust Co., New York, State Street Bank and
                 Trust Co., Toronto- Dominion Bank and Westdeutsche Landesbank
                 Girozentrale LIQs)

                 Mandatory Tender 12/1/1999          10,000,000
    10,000,000   California State, GO Tax
                 Exempt Notes, 3.4% CP (Bayerische Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt, Credit Agricole Indosuez, Credit
                 Local de France, Landesbank Hessen- Thueringen, Frankfurt,
                 Morgan Guaranty Trust Co., New York, State Street Bank and
                 Trust Co., Toronto- Dominion Bank and Westdeutsche Landesbank
                 Girozentrale LIQs) Mandatory Tender

                 11/19/1999                          10,000,000

     7,860,000   California State, Tender
                 Option Certificates
                 (Series 1998A) Weekly
                 VRDNs (MBIA INS)/(Bank

                 One, N.A. LIQ)                       7,860,000
    10,000,000   California State, Trust
                 Receipts (Series 1999
                 FR/RI-A39) Weekly VRDNs
                 (Bank of New York, New York

                 LIQ)                                10,000,000

     2,800,000   California Statewide
                 Communities Development
                 Authority, (Series A)
                 Weekly VRDNs (Barton
                 Memorial Hospital)/(Banque

                 Nationale de Paris LOC)              2,800,000
     4,715,000   California Statewide
                 Communities Development
                 Authority, MERLOT's
                 (Series 1999E) Weekly
                 VRDNs (Sutter Health)/(FSA
                 INS)/(First Union National

                 Bank, Charlotte, NC LIQ)             4,715,000
     4,000,000   Clipper Tax-Exempt Trust
                 (California Non-AMT)
                 (Series 1996 Issue A)
                 Weekly VRDNs (California
                 Rural Home Mortgage
                 Finance Authority)/(MBIA
                 INS)/(State Street Bank

                 and Trust Co. LIQ)                   4,000,000
    19,900,000 2 Clipper Tax-Exempt Trust
                 (California Non-AMT)
                 (Series A) 3.6% TOBs
                 (California HFA)/(MBIA
                 INS)/(State Street Bank
                 and Trust Co. LIQ) Optional

                 Tender 2/24/2000                    19,900,000
     1,120,000   Dry Creek, CA Joint
                 Elementary School
                 District, 4.1% TRANs,

                 10/1/2000                            1,124,720

     3,300,000   East Bay Municipal Utility
                 District, CA, 3.2% CP
                 (Westdeutsche Landesbank
                 Girozentrale LIQ)
                 Mandatory Tender

                 11/10/1999                           3,300,000

     4,900,000   East Bay Municipal Utility
                 District, CA, 3.4% CP
                 (Westdeutsche Landesbank
                 Girozentrale LIQ)

                 Mandatory Tender 3/15/2000           4,900,000
     6,200,000   East Bay Municipal Utility
                 District, CA, 3.5% CP
                 (Westdeutsche Landesbank
                 Girozentrale LIQ)

                 Mandatory Tender 1/25/2000           6,200,000
     7,100,000   Glendale, CA (Series
                 1984A) Monthly VRDNs
                 (Reliance Development Co.,
                 Inc.)/(Barclays Bank PLC,

                 London LOC)                          7,100,000
       500,000   Golden West Schools, CA
                 Financing Authority
                 (Series A) 4.7% Bonds

                 (MBIA INS), 2/1/2000                   501,830

    27,380,000   Grand Terrace, CA
                 Community Redevelopment
                 Agency, Trust Receipts
                 (Series 1999 FR/RI-C1)
                 Weekly VRDNs (Mt. Vernon
                 Villas)/(Bank of America,

                 N.A. SWP)                           27,380,000

PRINCIPAL

AMOUNT                                              VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 CALIFORNIA-CONTINUED
 $   5,000,000   Long Beach, CA, 4.5% TRANs,

                 10/20/2000                      $    5,051,403
    10,000,000   Los Angeles County, CA
                 Metropolitan
                 Transportation Authority,
                 Municipal Securities Trust
                 Receipts (Series 1998-
                 CMC2) Weekly VRDNs (AMBAC
                 INS)/(Chase Manhattan
                 Corp. LIQ)                          10,000,000
    10,200,000   Los Angeles County, CA
                 (Series A) 4.0% TRANs,

                 6/30/2000                           10,244,364

     1,800,000   Los Angeles, CA Department of Water & Power, Trust Receipts
                 (Series 1998 FR/RI-18) Weekly VRDNs (FGIC INS)/(Bank of New

                 York, New York LIQ)                  1,800,000
    34,500,000   Los Angeles, CA Unified
                 School District (Series
                 FR/RI-A19) Weekly VRDNs
                 (Bank of New York, New York

                 LIQ)                                34,500,000

     2,600,000   Los Angeles, CA Unified
                 School District, Floater
                 Certificates (Series 1998-
                 60) Weekly VRDNs (FGIC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,

                 Inc. LIQ)                            2,600,000
    15,700,000   Monterey Peninsula, CA
                 Water Management District
                 Weekly VRDNs (Wastewater
                 Reclaimation)/(Bank of

                 America, N.A. LOC)                  15,700,000
     6,000,000   Oceanside, CA Community
                 Development Commission
                 (Series 1985) Weekly VRDNs
                 (Shadow Way
                 Apartments)/(Bank One,

                 Arizona N.A. LOC)                    6,000,000
    11,900,000   Orange County, CA Housing
                 Authority (Issue 1998 I)
                 Weekly VRDNs (Oasis
                 Martinique)/(Federal
                 National Mortgage

                 Association LOC)                    11,900,000
     7,800,000   Orange County, CA IDA
                 (Series 1991A) Weekly
                 VRDNs (Casden Lakes
                 LP)/(Federal Home Loan

                 Mortgage Corp. LOC)                  7,800,000
     8,860,000   Oxnard Harbor District, CA
                 (Series 1995 II) PT-105
                 Weekly VRDNs (Asset
                 Guaranty INS)/(Merrill
                 Lynch Capital Services,

                 Inc. LIQ)                            8,860,000
    36,474,339   PBCC LeaseTOPS Trust
                 (California Non-AMT)
                 (Series 1998-1) Weekly
                 VRDNs (AMBAC INS)/(Pitney

                 Bowes Credit Corp. LIQ)             36,474,339
     8,787,966 2 PBCC LeaseTOPS Trust
                 (California Non-AMT)
                 (Series 1999-1) 3.8% TOBs
                 (AMBAC INS)/(Pitney Bowes
                 Credit Corp. LIQ),

                 Optional Tender 7/12/2000            8,787,966
       920,000   Pasadena, CA Unified
                 School District (Election
                 of 1997, Series B) 6.0%

                 Bonds (FGIC INS), 7/1/2000             935,475
     1,000,000   Placer County, CA Office of
                 Education, 4.1% TRANs,

                 10/1/2000                            1,004,214

     4,000,000   Ravenswood, CA City School
                 District, 4.0% TRANs,

                 7/6/2000                             4,013,073

     9,000,000   Regents of University of
                 California (Series A) 3.2%
                 CP, Mandatory Tender

                 11/16/1999                           9,000,000

     2,000,000   Regents of University of
                 California (Series A) 3.5%
                 CP, Mandatory Tender

                 1/24/2000                            2,000,000

     2,000,000   Riverside County, CA
                 Public Financing
                 Authority, 3.6% Bonds
                 (Reassessment-Rancho
                 Village)/(AMBAC INS),

                 9/2/2000                             2,000,000

     3,455,000   Riverside, CA, Municipal
                 Securities Trust Receipts
                 (Series 1998-CMC5) Weekly
                 VRDNs (AMBAC INS)/(Chase

                 Manhattan Corp. LIQ)                 3,455,000
     1,000,000   Roseville, CA City School
                 District, 4.1% TRANs,

                 10/1/2000                            1,004,214

     2,680,000   Roseville, CA Joint Union
                 High School District, 4.1%

                 TRANs, 10/1/2000                     2,691,294

PRINCIPAL

AMOUNT                                              VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 CALIFORNIA-CONTINUED

 $     800,000   Roseville, CA, Hospital
                 Facilities Authority
                 (Series 1989A) Weekly
                 VRDNs (Toronto-Dominion
                 Bank LOC)                       $      800,000
     5,000,000   Sacramento, CA (Series
                 1985B) Weekly VRDNs (Woodbridge - 301 LLC)/(Bank One, Arizona

                 N.A. LOC)                            5,000,000

     2,940,000   San Francisco, CA
                 Redevelopment Finance
                 Agency (PT-125) Weekly
                 VRDNs (Northridge
                 Cooperative Homes)/(MBIA
                 INS)/(Merrill Lynch
                 Capital Services,
                 Inc. LIQ)                            2,940,000
    16,500,000   San Francisco, CA
                 Redevelopment Finance
                 Agency (Series B1) Weekly
                 VRDNs (Fillmore
                 Center)/(Credit Suisse

                 First Boston LOC)                   16,500,000
     3,680,000   San Francisco, CA
                 Redevelopment Finance
                 Agency, CDC Municipal
                 Products, Inc. (Series
                 1997T) Weekly VRDNs
                 (Northridge Cooperative
                 Homes)/(MBIA INS)/(CDC
                 Municipal Products, Inc.

                 LIQ)                                 3,680,000

    15,000,000   Southern California
                 Metropolitan Water
                 District, CA, Commercial
                 Paper Notes (Series B) 3.4%
                 CP (Westdeutsche
                 Landesbank Girozentrale
                 LIQ), Mandatory Tender
                 12/1/1999                           15,000,000

     5,000,000   Southern California
                 Metropolitan Water
                 District, CA, PUTTERs
                 (Series 116) Weekly VRDNs
                 (Morgan Guaranty Trust

                 Co., New York LIQ)                   5,000,000
    12,295,000   Stanislaus County, CA
                 Office of Education, 4.0%

                 TRANs, 8/1/2000                     12,340,297
       230,000   Stockton, CA, (Series
                 1993) Weekly VRDNs (La
                 Quinta Inns, Inc.)/(Bank

                 of America, N.A. LOC)                  230,000
                 TOTAL                              479,894,189

                 PUERTO RICO-13.4%

     4,091,320   Commonwealth of Puerto
                 Rico Municipal Revenues
                 Collection Center, 1997A
                 LeaseTOPS Trust Weekly
                 VRDNs (ABN AMRO Bank N.V.,
                 Amsterdam
                 LIQ)/(State Street Bank
                 and Trust Co. LOC)                   4,091,320
    15,000,000   Commonwealth of Puerto
                 Rico (Series 1992A) PT-140
                 Weekly VRDNs (FSA
                 INS)/(Commerzbank AG,

                 Frankfurt LIQ)                      15,000,000
    16,750,000   Commonwealth of Puerto
                 Rico, Floating Rate Trust
                 Receipts (Series 1997)
                 Weekly VRDNs (Commerzbank
                 AG, Frankfurt
                 LIQ)/(Commerzbank AG,

                 Frankfurt LOC)                      16,750,000
     3,790,000   Commonwealth of Puerto
                 Rico, Municipal Securities
                 Trust Receipts
                 (Series 1998-CMC4) Weekly
                 VRDNs (MBIA INS)/(Chase

                 Manhattan Corp. LIQ)                 3,790,000
     4,935,000 2 Puerto Rico Commonwealth
                 Infrastructure Financing
                 Authority, Floater
                 Certificates (Series 1998-
                 86) 3.2% TOBs (AMBAC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,
                 Inc. LIQ), Optional Tender

                 1/20/2000                            4,935,000

     4,072,000   Puerto Rico Government
                 Development Bank (GDB)
                 3.3% CP, Mandatory Tender

                 11/10/1999                           4,072,000

     3,550,000   Puerto Rico Government
                 Development Bank (GDB)
                 3.4% CP, Mandatory Tender

                 2/1/2000                             3,550,000

PRINCIPAL

AMOUNT                                              VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 PUERTO RICO-CONTINUED

 $  10,000,000   Puerto Rico Government
                 Development Bank (GDB)
                 3.4% CP, Mandatory Tender

                 2/8/2000                        $   10,000,000
     6,000,000   Puerto Rico Government
                 Development Bank (GDB)
                 3.5% CP, Mandatory Tender

                 12/14/1999                           6,000,000

     2,600,000   Puerto Rico Government
                 Development Bank (GDB)
                 3.5% CP, Mandatory Tender

                 2/1/2000                             2,600,000
     1,115,000   Puerto Rico Industrial,
                 Medical & Environmental
                 PCA (1983 Series A) 2.9%
                 TOBs (Merck & Co., Inc.),

                 Optional Tender 12/1/1999            1,115,000
     2,665,000 2 Puerto Rico Public Finance
                 Corp., PA-579, 3.5% TOBs
                 (AMBAC INS)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender

                 1/27/2000                            2,665,000
                 TOTAL                               74,568,320

                 TOTAL INVESTMENTS (AT

                 AMORTIZED COST) 3                $ 554,462,509


1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1999, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)



FIRST TIER    SECOND TIER
100.00%       0.00%


2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $53,978,966 which represents 9.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($557,183,944) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax CP -Commercial Paper FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GO -General Obligation HFA -Housing Finance Authority INS -Insured LIQ -Liquidity Agreement LLC -Limited Liability Corporation LOC -Letter of Credit LP -Limited Partnership MBIA -Municipal Bond Investors Assurance PCA -Pollution Control Authority PCR -Pollution Control Revenue PCFA -Pollution Control Finance Authority PLC -Public Limited Company TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 554,462,509
Cash                                                606,677
Income receivable                                 2,771,915
Receivable for shares sold                           53,467
TOTAL ASSETS                                    557,894,568
LIABILITIES:

Payable for shares

redeemed                        $  78,624
Income distribution
payable                           468,102
Accrued expenses                  163,898
TOTAL LIABILITIES                                   710,624
Net assets for 557,183,944
shares outstanding                            $ 557,183,944
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SERVICE

SHARES:
$482,813,498 / 482,813,498

shares outstanding                                    $1.00
INSTITUTIONAL SHARES:

$74,370,446 / 74,370,446

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                                              $ 15,867,328
EXPENSES:

Investment advisory fee                            $  2,488,373
Administrative personnel
and services fee                                        375,247
Custodian fees                                           29,429
Transfer and dividend
disbursing agent fees and
expenses                                                105,049
Directors'/Trustees' fees                                 3,372
Auditing fees                                            12,667
Legal fees                                               85,029
Portfolio accounting fees                                91,016
Shareholder services fee-
Institutional Service
Shares                                                1,086,577
Shareholder services fee-
Institutional Shares                                    157,608
Share registration costs                                 74,049
Printing and postage                                     18,655
Insurance premiums                                       31,550
Miscellaneous                                             5,500
TOTAL EXPENSES                                        4,564,121
WAIVERS:
Waiver of investment
advisory fee                    $ (2,053,851)
Waiver of shareholder
services fee-Institutional
Shares                              (157,608)
TOTAL WAIVERS                                        (2,211,459)
Net expenses                                                             2,352,662
Net investment income                                                $  13,514,666


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31             1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     13,514,666       $     10,607,951
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income

Institutional Service

Shares                               (11,666,323)            (9,261,806)
Institutional Shares                  (1,848,343)            (1,346,145)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (13,514,666)           (10,607,951)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             2,051,500,217          1,401,854,420
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 8,375,448              5,742,314
Cost of shares redeemed           (1,907,468,103)        (1,279,540,519)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         152,407,562            128,056,215
Change in net assets                 152,407,562            128,056,215
NET ASSETS:

Beginning of period                  404,776,382            276,720,167
End of period                   $    557,183,944       $    404,776,382


See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                        1999        1998        1997        1996  1
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.03        0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                2.97%       3.31%      3.44%       2.24%

RATIOS TO AVERAGE NET ASSETS:

Expenses 3                                    0.91%       0.92%       0.95%       1.10%  4
Net investment income 3                       2.27%       2.58%       2.71%       2.43%  4
Expenses (after waivers)                      0.25%       0.25%       0.21%       0.20%  4
Net investment income (after waivers)         2.93%       3.25%       3.45%       3.33%  4
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $74,370     $41,574     $41,956     $20,089


1 Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                          1999         1998         1997          1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                           0.03         0.03          0.03          0.03         0.03
Net realized loss on investment                    -            -             -             -        (0.01)
TOTAL FROM INVESTMENT OPERATIONS                0.03         0.03          0.03          0.03         0.02
CAPITAL CONTRIBUTIONS                              -            -             -             -         0.01
LESS DISTRIBUTIONS:

Distributions from net investment income       (0.03)       (0.03)        (0.03)        (0.03)       (0.03)
NET ASSET VALUE, END OF PERIOD                $ 1.00       $ 1.00        $ 1.00        $ 1.00       $ 1.00
TOTAL RETURN 1                                  2.71%        3.05%         3.19%         3.22%        3.37%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                      0.91%        0.93%         0.95%         1.11%        1.09%
Net investment income 2                         2.27%        2.56%         2.64%         2.55%        2.83%
Expenses (after waivers)                        0.50%        0.50%         0.46%         0.49%        0.59%
Net investment income (after waivers)           2.68%        2.99%         3.13%         3.17%        3.33%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)     $482,813     $363,202      $234,764      $132,159      $96,534


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares.

The investment objective of the Fund is current income exempt from federal income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:



YEAR ENDED OCTOBER 31               1999              1998
INSTITUTIONAL SHARES:

Shares sold                      338,179,396        117,311,375
Shares issued to
shareholders in Payment of
distributions declared                38,331             11,638
Shares redeemed                 (305,421,476)      (117,704,612)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                      32,796,251           (381,599)


YEAR ENDED OCTOBER 31               1999              1998
INSTITUTIONAL SERVICE

SHARES:

Shares sold                    1,713,320,821      1,284,543,045
Shares issued to
shareholders in payment of
distributions declared             8,337,117          5,730,676
Shares redeemed               (1,602,046,627)    (1,161,835,907)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS               119,611,311        128,437,814
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               152,407,562        128,056,215


At October 31, 1999, capital paid-in aggregated $557,183,944.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $688,210,390 and $572,609,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 57.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.9% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Board of Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF CALIFORNIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the California Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

California Municipal Cash Trust

ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 California Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229766
Cusip 314229675
G00655-01 (12/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Connecticut Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income - free from federal regular income tax and Connecticut dividend and interest income tax- through a portfolio concentrated in high-quality, short-term Connecticut municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.03 per share. The fund's net assets reached $279.1 million at the end of the reporting period.

Thank you for relying on Connecticut Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Michael Sirianni, Jr., Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999, with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD? The fund's average maturity at the beginning of the period was approximately 63 days. The Trust remained in a 50 to 60-day average maturity range over the reporting period, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once a average maturity range is targeted, the portfolio maximizes performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continues to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first half of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                                   VALUE

                   SHORT-TERM MUNICIPALS-
                   102.2% 1
                   CONNECTICUT-89.8%

  $  2,713,000     Bethel, CT, 4.00% BANs,
                   7/7/2000                         $   2,723,708
     5,000,000     Bridgeport, CT, 3.95%
                   BANs, 1/18/2000                      5,000,000
     9,175,000     Connecticut Development
                   Authority Health Care
                   Revenue Weekly VRDNs
                   (Corporation for
                   Independent Living)/(Chase
                   Manhattan Bank N.A., New

                   York LOC)                            9,175,000
     2,565,000     Connecticut Development
                   Authority Health Care
                   Revenue, (Series 1999)
                   Weekly VRDNs (Corporation
                   for Independent
                   Living)/(Credit Local de

                   France LOC)                          2,565,000
     1,680,000     Connecticut Development
                   Authority Weekly VRDNs
                   (Banta Associates)/(HSBC

                   Bank USA LOC)                        1,680,000
       878,800     Connecticut Development
                   Authority Weekly VRDNs
                   (RSA Corp.)/(Barclays Bank

                   PLC, London LOC)                       878,800
    10,500,000     Connecticut Development
                   Authority, (Series 1996A)
                   Weekly VRDNs (Connecticut
                   Light & Power Co.)/(AMBAC
                   INS)/(Societe Generale,

                   Paris LIQ)                          10,500,000
     2,355,000     Connecticut Development
                   Authority, (Series 1997)
                   Weekly VRDNs (Porcelen
                   Ltd., CT LLC)/(Firstar
                   Bank, N.A., Cincinnati

                   LOC)                                 2,355,000

     5,700,000     Connecticut Development
                   Authority, (Series 1997A)
                   Weekly VRDNs (Bradley
                   Airport Hotel
                   Project)/(KBC Bank N.V.

                   LOC)                                 5,700,000

     1,485,000     Connecticut Development
                   Authority, (Series 1999)
                   Weekly VRDNs (Pierce
                   Memorial Baptist Home,
                   Inc.)/(Lasalle National

                   Bank, Chicago LOC)                   1,485,000
     3,500,000     Connecticut Development
                   Authority, (Series 1999),
                   3.55% CP (New England Power
                   Co.), Mandatory Tender

                   11/9/1999                            3,500,000

    26,594,000     Connecticut Development
                   Authority, Trust Receipts
                   (Series 1998 C-6) Reg D
                   Weekly VRDNs (Exeter
                   Energy)/(Bank of America,

                   N.A. SWP)                           26,594,000
    13,495,000   2 Connecticut State Airport,
                   Trust Receipts (Series
                   1997A), 3.50% TOBs
                   (Bradley International
                   Airport)/(FGIC
                   INS)/(National Westminster
                   Bank, PLC, London LIQ),

                   Optional Tender 11/1/1999           13,495,000
     4,845,000   2 Connecticut State Clean
                   Water Fund, (Series 1999)
                   Floats PA-547R, TOBs
                   (Merrill Lynch Capital
                   Services, Inc. LIQ)

                   7/15/2012                            4,845,000
     1,400,000     Connecticut State HEFA,
                   (1999 Series U-1) Weekly

                   VRDNs (Yale University)              1,400,000
     3,200,000     Connecticut State HEFA,
                   (1999 Series U-2) Weekly

                   VRDNs (Yale University)              3,200,000
     8,400,000     Connecticut State HEFA,
                   (Series 1999B), 3.65% TOBs
                   (Ascension Health Credit
                   Group), Mandatory Tender

                   1/26/2000                            8,400,000

PRINCIPAL

AMOUNT                                                   VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   CONNECTICUT-CONTINUED
  $  3,000,000     Connecticut State HEFA,

                   (Series A) Weekly VRDNs
                   (Forman School
                   Issue)/(National
                   Westminster Bank, PLC,

                   London LOC)                     $    3,000,000
    18,000,000     Connecticut State HEFA,
                   (Series B) Weekly VRDNs
                   (Edgehill)/(Paribas, Paris

                   LOC)                                18,000,000
     1,715,000     Connecticut State HEFA,
                   (Series C) Weekly VRDNs
                   (Charlotte Hungerfield
                   Hospital)/(Bank of Boston,

                   Connecticut LOC)                     1,715,000
     2,500,000     Connecticut State HEFA,
                   (Series J) Weekly VRDNs (Hospital of Saint Raphael)/(KBC Bank
                   N.V.

                   LOC)                                 2,500,000
     1,900,000     Connecticut State HEFA,
                   (Series K) Weekly VRDNs (Hospital of Saint Raphael)/(KBC Bank
                   N.V.

                   LOC)                                 1,900,000
     1,000,000     Connecticut State HEFA,
                   Revenue Bonds (Series A)
                   Weekly VRDNs (Pomfret
                   School Issue)/(Credit

                   Local de France LOC)                 1,000,000
     1,000,000     Connecticut State HEFA,
                   (Series A) Weekly VRDNs
                   (Sharon
                   Hospital)/(BankBoston,

                   N.A. LOC)                            1,000,000
     6,575,000     Connecticut State HEFA,
                   (Series S) 3.60% CP (Yale
                   University), Mandatory

                   Tender 2/15/2000                     6,575,000
     3,865,000     Connecticut State HFA,
                   (Series 1996) P-Floats PT-
                   81 Weekly VRDNs (Merrill
                   Lynch Capital Services,

                   Inc. LIQ)                            3,865,000
     1,075,000     Connecticut State HFA,
                   (Series 1990C), 3.60% CP
                   (Morgan Guaranty Trust
                   Co., New York LIQ),

                   Mandatory Tender 11/8/1999           1,075,000
     7,325,000     Connecticut State HFA,
                   (Series 1990C), 3.65% CP
                   (Morgan Guaranty Trust
                   Co., New York LIQ),

                   Mandatory Tender 3/10/2000           7,325,000
     3,245,000     Connecticut State HFA,
                   (Series 1990D), 3.55% CP
                   (Morgan Guaranty Trust
                   Co., New York LIQ),

                   Mandatory Tender 12/1/1999           3,245,000
     7,315,000     Connecticut State HFA,
                   (Series A) Weekly VRDNs
                   (Elm Haven Rental Limited
                   Partnership I)/(Fleet
                   National Bank,

                   Springfield, MA LOC)                 7,315,000
    11,570,000     Connecticut State HFA,
                   (Series 1997) P-Floats PT-
                   1003 Weekly VRDNs (Merrill
                   Lynch Capital Services,

                   Inc. LIQ)                           11,570,000
     9,745,000  2  Connecticut State HFA,
                   Variable Rate Certificates
                   (Series 1998S), 3.70% TOBs
                   (Bank of America, N.A.
                   LIQ), Optional Tender

                   8/17/2000                            9,745,000

     2,300,000     Connecticut State Resource
                   Recovery Authority,
                   (Series A) 5.60% Bonds
                   (Connecticut State GTD),

                   11/15/1999                           2,302,198

PRINCIPAL

AMOUNT                                                    VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   CONNECTICUT-CONTINUED

 $   4,325,000     Connecticut State Special
                   Assessment Unemployment
                   Compensation Advance Fund,
                   (Series A) 5.50% Bonds
                   (AMBAC INS), 11/15/2000         $    4,396,689

     2,000,000     Connecticut State
                   Transportation
                   Infrastructure Authority,
                   (Series 1990) Weekly VRDNs
                   (Commerzbank AG, Frankfurt

                   LOC)                                 2,000,000

     2,000,000     Connecticut State
                   Transportation
                   Infrastructure Authority,
                   (Series 1995A) 5.10% Bonds

                   (FGIC INS), 6/1/2000                 2,020,940

     2,125,000     Connecticut State
                   Transportation
                   Infrastructure Authority,
                   Floater Certificates
                   (Series 1998-52) Weekly
                   VRDNs (FSA INS)/(Morgan
                   Stanley, Dean Witter
                   Municipal Funding, Inc.
                   LIQ)                                 2,125,000

     8,400,000     Connecticut State, Special
                   Assessment Second Injury
                   Fund, 3.60% CP (Caisse
                   Nationale De Credit
                   Agricole, Paris and Credit
                   Communal de Belgique,
                   Brussles LIQs), Mandatory
                   Tender 1/26/2000                     8,400,000
    10,000,000     Connecticut State, Special
                   Assessment Unemployment
                   Compensation Advance Fund,
                   Revenue Bonds (Series
                   1993C), 3.38% TOBs (FGIC
                   INS)/(FGIC Securities
                   Purchase, Inc. LIQ),

                   Optional Tender 7/1/2000            10,000,000
     8,100,000     Coventry, CT, 3.25% BANs,
                   12/14/1999                           8,103,244
     3,650,000     East Hartford, CT, 3.10%
                   BANs, 1/20/2000                      3,651,548
     3,900,000     Hartford, CT Redevelopment
                   Authority Weekly VRDNs
                   (Underwood Towers)/(FSA
                   INS)/(Societe Generale,

                   Paris LIQ)                           3,900,000
     2,300,000     New Britain, CT, (Series
                   1999) Weekly VRDNs (AMBAC
                   INS)/(Bank of Nova Scotia,

                   Toronto LIQ)                         2,300,000
     1,400,000     New Haven, CT Weekly VRDNs
                   (Starter
                   Sportswear)/(Fleet Bank

                   N.A. LOC)                            1,400,000
     4,000,000     New Haven, CT, 4.00% BANs,
                   7/12/2000                            4,010,642
     2,050,000     New Haven, CT, UT GO, 5.00%
                   Bonds (FGIC INS),

                   2/15/2000                            2,062,226
     2,870,000     Plymouth, CT, 4.25% BANs,
                   10/18/2000                           2,883,291

     1,800,000     Shelton, CT Housing
                   Authority, (Series 1998)
                   Weekly VRDNs (Crosby
                   Commons)/(First Union
                   National Bank, Charlotte,

                   NC LOC)                              1,800,000
     5,850,000     Somers, CT, 3.60% BANs,
                   7/14/2000                            5,859,889
                   TOTAL                              250,542,175


PRINCIPAL

AMOUNT                                                 VALUE

                   SHORT-TERM MUNICIPALS-
                   continued 1
                   PUERTO RICO-12.4%

 $  14,178,789     Commonwealth of Puerto
                   Rico Municipal Revenues
                   Collection Center, (Series
                   1997A) LeaseTOPS Trust
                   Weekly VRDNs (ABN AMRO Bank
                   N.V., Amsterdam
                   LIQ)/(State Street Bank
                   and Trust Co. LOC)              $   14,178,790
     7,500,000     Commonwealth of Puerto
                   Rico, Municipal Securities
                   Trust Receipts,
                   (Series 1998-CMC4) Weekly
                   VRDNs (MBIA INS)/(Chase

                   Manhattan Corp. LIQ)                 7,500,000
     5,000,000  2  Puerto Rico Commonwealth
                   Infrastructure Financing
                   Authority, Floater
                   Certificates (Series 1999-
                   86), TOBs (AMBAC
                   INS)/(Morgan Stanley, Dean
                   Witter Municipal Funding,
                   Inc. LIQ), Optional Tender

                   1/20/2000                            5,000,000

     8,000,000     Puerto Rico Government
                   Development Bank (GDB),
                   3.30% CP, Mandatory Tender

                   11/10/1999                           8,000,000
                   TOTAL                               34,678,790

                   TOTAL SHORT-TERM

                   MUNICIPALS                         285,220,965
                   TOTAL INVESTMENTS (AT
                   AMORTIZED COST) 3                $ 285,220,965


 Securities that are subject to alternative minimum tax represent 27.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amount to $33,085,000, which represents 11.9% of net assets.

 At October 31, 1999, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value



FIRST TIER   SECOND TIER
98.25%       1.75%


3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($279,134,626) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation BANs -Bond Anticipation Notes CP -Commercial Paper FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GO -General Obligation GTD -Guaranteed HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority INS -Insured LIQ -Liquidity Agreement LLC -Limited Liability Corporation LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PLC -Public Limited Company TOBs -Tender Option Bonds UT -Unlimited Tax VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 285,220,965
Cash                                                  500,494
Income receivable                                   2,252,743
Receivable for shares sold                              3,617
Prepaid expenses                                        6,865
TOTAL ASSETS                                      287,984,684
LIABILITIES:

Payable for investments
purchased                       $ 8,400,000
Payable for shares
redeemed                              8,387
Income distribution
payable                             379,593
Accrued expenses                     62,078
TOTAL LIABILITIES                                   8,850,058
Net assets for 279,134,626
shares outstanding                              $ 279,134,626
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
$279,134,626 / 279,134,626

shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                                          $ 10,273,558
EXPENSES:

Investment advisory fee                         $ 1,600,781
Administrative personnel
and services fee                                    241,398
Custodian fees                                       18,429
Transfer and dividend
disbursing agent fees and
expenses                                             88,892
Directors'/Trustees' fees                             3,690
Auditing fees                                        12,064
Legal fees                                            8,946
Portfolio accounting fees                            66,225
Shareholder services fee                            800,391
Share registration costs                              9,479
Printing and postage                                 16,035
Insurance premiums                                   26,408
Miscellaneous                                         4,793
TOTAL EXPENSES                                    2,897,531
WAIVERS:
Waiver of investment
advisory fee                   $ (610,335)
Waiver of shareholder
services fee                     (352,172)
TOTAL WAIVERS                                      (962,507)
Net expenses                                                         1,935,024
Net investment income                                             $  8,338,534


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31             1999                 1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    8,338,534       $     9,525,808
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                   (8,338,534)           (9,525,808)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             936,586,293         1,057,554,443
Net asset value of shares
issued to shareholders in
payment of
distributions declared               2,685,053             3,189,470
Cost of shares redeemed           (999,703,365)         (992,493,610)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       (60,432,019)           68,250,303
Change in net assets               (60,432,019)           68,250,303
NET ASSETS:

Beginning of period                339,566,645           271,316,342
End of period                   $  279,134,626       $   339,566,645


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                      1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03         0.03         0.03         0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)       (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 2.64%        2.98%        3.01%        3.02%        3.31%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     0.90%        0.89%        0.91%        0.92%        0.90%
Net investment income 2                        2.30%        2.64%        2.66%        2.65%        2.96%
Expenses (after waivers)                       0.60%        0.60%        0.60%        0.60%        0.60%
Net investment income (after waivers)          2.60%        2.93%        2.97%        2.97%        3.26%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $279,135     $339,567     $271,316     $227,089     $184,718


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1999, capital paid-in aggregated $279,134,626. Transactions in shares were as follows:



YEAR ENDED OCTOBER 31         1999             1998
Shares sold                    936,586,293     1,057,554,443
Shares issued to
shareholders in payment of
distributions declared           2,685,053         3,189,470
Shares redeemed               (999,703,365)     (992,493,610)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS             (60,432,019)       68,250,303


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $407,599,762 and $464,450,000 respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 51.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.9% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in the paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST AND SHAREHOLDERS OF CONNECTICUT MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Connecticut Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 29, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Connecticut Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Connecticut Municipal Cash Trust

ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 Connecticut Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229105
G00825-01 (12/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Florida Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Cash II Shares.

The fund is a convenient way to keep your cash pursuing double tax-free income-free from federal regular income tax and Florida intangibles tax- through a portfolio concentrated in high-quality, short-term Florida municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends of $0.03 per share for Institutional Shares and $0.02 per share for Cash II Shares. The fund's net assets totaled $353.8 million at the end of the reporting period.

Thank you for relying on Florida Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 42 days. At the end of 1998, the fund's average maturity declined to as low as 19 days in late December as assets in the fund more than quadrupled from the start of the period. Outflows in January and February moved the maturity to over 40 days in February, and it remained mostly in a 35-45 day range over the remainder of the reporting period. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range was targeted taking into account Federal Reserve monetary policy, the portfolio maximized performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first half of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-
                 99.6% 1
                 ALABAMA-0.8%

  $  3,000,000   Hoover, AL Board of
                 Education, (Series 1999A),

                 3.80% BANs, 8/1/2000             $   3,000,000
                 ARKANSAS-0.5%

     1,700,000   Hope, AR, Solid Waste
                 Disposal Revenue Bonds
                 (Series 1994), 4.15% CP
                 (Temple-Inland Forest
                 Products Corp.)/(Temple-
                 Inland, Inc. GTD),
                 Mandatory Tender
                 11/10/1999                           1,700,000

                 FLORIDA-81.9%

     5,000,000   2 ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)
                 (Series 1998-8) Weekly VRDNs (Dade County, FL Water & Sewer
                 System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam

                 LIQ)                                 5,000,000

     8,000,000   2 ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)
                 (Series 1999-11), 3.85% TOBs (Tampa Bay Water Utility System,
                 FL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional

                 Tender 3/8/2000                      8,000,000
     1,400,000   Alachua County, FL Health
                 Facilities Authority,
                 Health Facilities Revenue
                 Bonds (Series 1996B)
                 Weekly VRDNs (Shands
                 Teaching Hospital and
                 Clinics, Inc.)/
                 (MBIA INS)/(SunTrust Bank,

                 Central Florida LIQ)                 1,400,000
     4,000,000   Alachua County, FL IDRBs
                 (Series 1997) Weekly VRDNs
                 (Florida Rock
                 Industries, Inc.)/(Bank of

                 America, N.A. LOC)                   4,000,000
     1,130,000   Broward County, FL IDRB
                 (Series 1993) Weekly VRDNs
                 (American Whirlpool
                 Products Corp.
                 Project)/(Bank of America,

                 N.A. LOC)                            1,130,000

     1,000,000   Broward County, FL IDRBs
                 (Series 1997) Weekly VRDNs
                 (Fast Real Estate
                 Partners Ltd.)/(SunTrust

                 Bank, Central Florida LOC)           1,000,000
     4,000,000   Clay County, FL HFA,
                 Variable Rate Certificates
                 (Series 1999O) Weekly
                 VRDNs (GNMA COL)/(Bank of

                 America, N.A. LIQ)                   4,000,000
     6,510,000   Clipper, FL Tax-Exempt
                 Trust, (Series 1996-3B)
                 Class A Certificates of
                 Participation, Weekly
                 VRDNs (Escambia County, FL
                 HFA)/(State Street Bank

                 and Trust Co. LOC)                   6,510,000
     1,870,000   Coral Springs, FL (Series
                 1996) Weekly VRDNs (Royal
                 Plastics Group Ltd.)/
                 (SunTrust Bank, Atlanta

                 LOC)                                 1,870,000

     3,620,000   Dade County, FL IDA Weekly
                 VRDNs (Futernick
                 Associates, Inc.)/(First
                 Union National Bank,

                 Charlotte, N.C. LOC)                 3,620,000
     1,300,000   Dade County, FL IDA,
                 (Series 1985D) Weekly
                 VRDNs (Dolphins Stadium)/
                 (Societe Generale, Paris

                 LOC)                                 1,300,000
     1,200,000   Dade County, FL IDA,
                 (Series 1993) Daily VRDNs,
                 Exempt Facilities Revenue
                 Refunding Bonds (Florida

                 Power & Light Co.)                   1,200,000
     2,000,000   Dade County, FL IDA, IDRBs
                 (Series 1996A) Weekly
                 VRDNs (U.S. Holdings,
                 Inc.)/(First Union
                 National Bank, Charlotte,

                 N.C. LOC)                            2,000,000
     8,300,000   Dade County, FL Water &
                 Sewer System Weekly VRDNs

                 (FGIC INS)/

                 (Commerzbank AG, Frankfurt
                 LIQ)                                 8,300,000


PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 FLORIDA-CONTINUED

 $     840,000   Dade County, FL Airport
                 Revenue Bonds (Series A)
                 Weekly VRDNs (Morgan
                 Guaranty Trust Co., New
                 York LOC)                        $     840,000
     5,925,000   Escambia County, FL HFA, PT
                 1017 Weekly VRDNs (GNMA
                 COL)/(Merrill Lynch
                 Capital Services, Inc.

                 LIQ)                                 5,925,000
     5,000,000 2 Escambia County, FL HFA,
                 PT-121(GNMA COL)/(Banco
                 Santander Central

                 Hispano, S.A. LIQ)                   5,000,000
     4,000,000   Escambia County, FL HFA,
                 Variable Rate
                 Certificates, (Series
                 1997D) Weekly VRDNs (GNMA
                 COL)/(Bank of America,

                 N.A. LIQ)                            4,000,000

        50,000   Eustis Health Facilities
                 Authority, FL (Series
                 1985) Weekly VRDNs
                 (Waterman Medical
                 Center)/(SunTrust Bank,

                 Central Florida LOC)                    50,000
     4,525,000   Florida HFA, Homeowner
                 Mortgage Revenue Bonds,
                 PT-88 (Series 1996-3)
                 Weekly VRDNs (Banco
                 Santander Central Hispano,

                 S.A. LIQ)                            4,525,000

     6,570,000   Florida HFA, Multifamily
                 Housing Revenue Bonds
                 (1995 Series M) Weekly
                 VRDNs (Bainbridge Club
                 Apartments Project)/(PNC

                 Bank, N.A. LOC)                      6,570,000
     4,415,000   Florida HFA, Trust
                 Receipts, (Series 1998-12)
                 FRN Weekly VRDNs
                 (MBIA INS)/(Bank of New

                 York, New York LIQ)                  4,415,000
     5,645,000   Florida Housing Finance
                 Corp., MERLOTS (Series
                 1998 B) Weekly VRDNs
                 (MBIA INS)/(First Union
                 National Bank, Charlotte,

                 N.C. LIQ)                            5,645,000

     8,100,000   Gainesville, FL Utilities
                 Systems, (Series C), 3.80%
                 CP (Bank of America, N.A.
                 and SunTrust Bank, Atlanta
                 LIQs), Mandatory Tender

                 1/27/2000                            8,100,000

     4,100,000   Greater Orlando FL
                 Aviation Authority,
                 Adjustable Rate (Series
                 1997), 3.35% TOBs
                 (Signature Flight Support
                 Corp.)/(Bayerische
                 Landesbank Girozentrale
                 LOC), Optional Tender
                 12/1/1999                            4,100,000

    14,135,000   Highlands County, FL
                 Health Facilities,
                 Variable Rate Demand
                 Revenue Bonds (Series
                 1996A) Weekly VRDNs
                 (Adventist Health
                 System)/(SunTrust Bank,
                 Central Florida LOC)                14,135,000
     5,995,000 2 Hillsborough County, FL
                 HFA, PT-259, 3.05% TOBs
                 (GNMA COL)/(Commerzbank
                 AG, Frankfurt LIQ),

                 Optional Tender 1/13/2000            5,995,000
     4,500,000   Hillsborough County, FL
                 IDA Weekly VRDNs
                 (Ringhager Equipment Co.)/
                 (SunTrust Bank, Atlanta

                 LOC)                                 4,500,000

     1,305,000   Hillsborough County, FL IDA, IDRBs (Series 1996) Weekly VRDNs
                 (VIGO Importing Company Project)/(Bank of America,

                 N.A. LOC)                            1,305,000

       895,000   Hillsborough County, FL
                 IDA, Variable Rate Demand
                 IRDBs (Series 1996) Weekly
                 VRDNs (Trident Yacht
                 Building Partnership
                 Project)/(First Union
                 National Bank, Charlotte,
                 N.C. LOC)                              895,000

     3,900,000   Hillsborough County, FL
                 IDA, Variable Rate IDRBs
                 (Series 1998) Weekly VRDNs
                 (SIFCO Industries,
                 Inc.)/(National City Bank,

                 Ohio LOC)                            3,900,000
     4,080,000   Indian River County, FL
                 IDRBs (Series 1997) Weekly
                 VRDNs (Ocean Spray

                 Cranberries,
                 Inc.)/(Wachovia Bank of

                 NC, N.A. LOC)                        4,080,000

    28,100,000   Jacksonville, FL Electric
                 Authority, (Series E),
                 3.65% CP (Landesbank
                 Hessen-Thueringen,
                 Frankfurt LIQ), Mandatory

                 Tender 12/9/1999                    28,100,000

PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 FLORIDA-CONTINUED

 $   6,650,000   Jacksonville, FL Electric
                 Authority, (Series C-1),
                 3.65% CP (Morgan Guaranty
                 Trust Co., New York LIQ),
                 Mandatory Tender 1/10/2000       $   6,650,000
     5,500,000   Jacksonville, FL IDA,
                 (Series 1996) Weekly VRDNs
                 (Portion PAC, Inc.)/

                 (Heinz (H.J.) Co. GTD)               5,500,000
       400,000   Jacksonville, FL Weekly
                 VRDNs (Metal
                 Sales)/(National City

                 Bank, Kentucky LOC)                    400,000
     2,375,000   Lee County, FL HFA, (Series
                 1999A-3), 3.15% BANs,

                 11/15/1999                           2,375,000

     3,200,000   Lee County, FL IDA, IDRB (Series 1994) Weekly VRDNs (Baader
                 North America Corp.)/(Deutsche

                 Bank AG LOC)                         3,200,000
     1,500,000   Lynn Haven, FL (Series
                 1998A) Weekly VRDNs
                 (Merrick Industries,
                 Inc.)/(Bank One, Ohio,

                 N.A. LOC)                            1,500,000
     1,300,000   Manatee County, FL HFA,
                 Weekly Adjustable/Fixed
                 Rate Multifamily Housing
                 Revenue Refunding Bonds
                 (1990 Series A) Weekly
                 VRDNs (Harbour Pointe)/

                 (HSBC Bank USA LOC)                  1,300,000

     5,400,000   Manatee County, FL (Series
                 1998A) Project B Weekly
                 VRDNs (CFI Manufacturing,
                 Inc. Project)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                              5,400,000

     2,700,000   Manatee County, FL Variable/Fixed Rate IDRBs (Series 1998)
                 Weekly VRDNs (Mader Electric, Inc.)/(SouthTrust Bank of

                 Alabama, Birmingham LOC)             2,700,000
     2,400,000   Martin County, FL IDA,
                 Tender Industrial Revenue
                 Bonds (Series 1986) Weekly
                 VRDNs (Tampa Farm Service,
                 Inc. Project)/(SunTrust

                 Bank, Central Florida LOC)           2,400,000
     3,900,000   Martin County, FL, (Series
                 1994) Daily VRDNs (Florida
                 Power & Light Co.)                   3,900,000

     1,800,000   Okeechobee County, FL
                 (Series 1992) Weekly VRDNs
                 (Morgan Guaranty Trust

                 Co., New York LOC)                   1,800,000
     3,750,000   Orange County, FL HFA,
                 (Series 1999 A-3), 3.40%
                 TOBs, Mandatory Tender

                 6/1/2000                             3,750,000
     5,000,000   Orange County, FL HFA,
                 (Series 1997A) Weekly
                 VRDNs (Regal Pointe
                 Apartments Project)/(Bank

                 of America, N.A. LOC)                5,000,000
     5,000,000   Orange County, FL HFA,
                 (Series 1998 D) Weekly
                 VRDNs (Falcon Trace
                 Apartments)/(Amsouth Bank

                 N.A., Birmingham LOC)                5,000,000
     2,200,000   Orange County, FL HFA,
                 Variable Rate Certificates
                 (Series 1997D) Weekly
                 VRDNs (GNMA COL)/(Bank of

                 America, N.A. LIQ)                   2,200,000
    13,400,000   Osceola County, FL HFA,
                 Multifamily Housing
                 Revenue Bonds (Series
                 1998A) Weekly VRDNs (Arrow
                 Ridge Apartments)/(Amsouth

                 Bank N.A., Birmingham LOC)          13,400,000
     2,895,000   Palm Beach County, FL
                 (Series 1985) Daily VRDNs
                 (AMBAC INS)/(First Union
                 National Bank, Charlotte,

                 NC LIQ)                              2,895,000

     1,000,000   Pasco County, FL Solid
                 Waste Authority, 5.25%
                 Bonds (AMBAC INS),

                 4/1/2000                             1,008,084

       255,000   Pinellas County Industry
                 Council, FL Weekly VRDNs
                 (Loulourgas Properties)/
                 (First Union National

                 Bank, Charlotte, NC LOC)               255,000
     3,500,000   Pinellas County Industry
                 Council, FL IDRB (Series 1994) Weekly VRDNs (Genca Corporation
                 Project)/(PNC Bank, N.A.

                 LOC)                                 3,500,000

PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 FLORIDA-CONTINUED

 $   2,258,000   Pinellas County Industry
                 Council, FL IDRB (Series
                 1995) Weekly VRDNs (ATR
                 International Inc.,
                 Project)/(First Union
                 National Bank, Charlotte,
                 N.C. LOC)                        $   2,258,000
     5,700,000   Pinellas County, FL Health
                 Facility Authority Daily
                 VRDNs (Chase Manhattan

                 Bank N.A., New York LOC)             5,700,000
       395,000   Pinellas County, FL Health
                 Facility Authority, SFM Revenue Bonds Floats (Series PA-92)
                 Weekly VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc.

                 LIQ)                                   395,000

     7,950,000   Putnam County, FL
                 Development Authority, PCR
                 Bonds (Series 1984 H)
                 Weekly VRDNs (Seminole
                 Electric Cooperative, Inc.
                 (National Rural Utilities
                 Cooperative Finance Corp.
                 LOC)                                 7,950,000
     1,500,000   St. Lucie County, FL PCR
                 Daily VRDNs (Florida Power
                 & Light Co.)                         1,500,000

     1,000,000   Sumter County, FL IDA
                 Weekly VRDNs (Great
                 Southern Wood Preserving
                 Co.)/(SouthTrust Bank of

                 Alabama, Birmingham LOC)             1,000,000
    16,990,000   Sunshine State
                 Governmental Finance Commission, FL 3.75% CP (AMBAC
                 INS)/(Toronto- Dominion Bank and UBS AG LIQs), Mandatory Tender

                 1/21/2000                           16,990,000

     7,880,000   Sunshine State Governmental Finance Commission, FL 3.80% CP
                 (AMBAC INS)/(Toronto- Dominion Bank and UBS AG LIQs), Mandatory
                 Tender

                 1/18/2000                            7,880,000

     3,300,000   Tamarac, FL IDRB (Series
                 1995) Weekly VRDNs (Arch
                 Aluminum & Glass Co., Inc.
                 Project)/(Mellon Bank

                 N.A., Pittsburgh LOC)                3,300,000
     3,400,000   Tampa, FL Occupational
                 License Tax Bonds (Series 1996A) Weekly VRDNs (FGIC INS)/(FGIC
                 Securities Purchase, Inc.

                 LIQ)                                 3,400,000

     1,425,000   Volusia County, FL IDA
                 Weekly VRDNs (Crane
                 Cams)/(Deutsche Bank AG

                 LOC)                                 1,425,000

     2,500,000   Wakulla County, FL IDRB Weekly VRDNs (Winco Utilities, Inc.
                 Project)/(Bank of America,

                 N.A. LOC)                            2,500,000
                 TOTAL                              289,841,084

                 GEORGIA-3.6%

       775,000   Crisp County, GA
                 Development Authority,
                 (Series B), 4.35% TOBs
                 (Masonite Corp.)/(Internat
                 ional Paper Co. GTD),

                 Optional Tender 9/1/2000               775,000
     5,000,000   Glynn County, GA 3.61%
                 TANs, 12/31/1999                     5,000,884
     6,900,000   Rockdale County, GA 3.48%
                 TANs, 12/31/1999                     6,900,874
                 TOTAL                               12,676,758

                 INDIANA-1.4%

     5,000,000   Huntington County, IN
                 Community School Corp.,
                 Tax Anticipation Warrants,

                 3.35% Bonds, 12/31/1999              5,001,598
                 MULTI STATE-7.4%

    26,000,000   Charter Mac Floater
                 Certificates Trust I,
                 (First Tranche) Weekly
                 VRDNs (MBIA
                 INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt
                 and Credit Communal de
                 Belgique, Brussles LIQs)            26,000,000

PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-
                 continued 1
                 NEW HAMPSHIRE-0.5%

 $   1,741,000   Dover, NH, 4.10% BANs,
                 12/28/1999                       $   1,742,067
                 TEXAS-0.3%

     1,000,000   Angelina and Neches River
                 Authority, Texas, Solid
                 Waste Disposal Revenue
                 Bonds (Series 1993), 4.40%
                 CP (Temple-Eastex,
                 Inc.)/(Temple-Inland, Inc.
                 GTD), Mandatory Tender
                 12/8/1999                            1,000,000

                 WISCONSIN-3.2%

     4,800,000   Chippewa Falls WI, Unified
                 School District, 4.25%

                 TRANs, 9/29/2000                     4,812,996
     3,500,000   Lodi, WI School District,
                 4.20% TRANs, 10/30/2000              3,510,707
     3,100,000   Neenah, WI Joint School
                 District, 4.02% TRANs,

                 8/30/2000                            3,101,733
                 TOTAL                               11,425,436

                 TOTAL INVESTMENTS (AT

                 AMORTIZED COST) 3                $ 352,386,943


 Securities that are subject to alternative minimum tax represent 48.7% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value



FIRST TIER   SECOND TIER
99.01%       0.99%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid upon criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $23,995,000, which represents 6.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($353,767,060) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes COL -Collateralized CP -Commercial Paper FGIC -Financial Guaranty Insurance Company FRN -Floating Rate Note GNMA -Government National Mortgage Association GTD -Guaranteed HFA -Housing Finance Authority IDA -Industrial Development Authority IDRBs -Industrial Development Revenue Bond INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance

MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series PAC -Planned Amortization Class PCR -Pollution Control Revenue SFM -Single Family Mortgage TANs -Tax Anticipation Notes TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes VRDNs -Variable Rate Demand Notes


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 352,386,943
Cash                                                587,694
Income receivable                                 1,378,625
Receivable for shares sold                           42,667
TOTAL ASSETS                                    354,395,929
LIABILITIES:

Payable for shares

redeemed                        $  39,891
Income distribution
payable                           465,250
Accrued expenses                  123,728
TOTAL LIABILITIES                                   628,869
Net assets for 353,767,060
shares outstanding                            $ 353,767,060
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$136,841,321 / 136,841,321

shares outstanding                                    $1.00
CASH II SHARES:

$216,925,739 / 216,925,739

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                                           $ 9,396,929

EXPENSES:

Investment advisory fee                          $ 1,118,018
Administrative personnel
and services fee                                     210,746
Custodian fees                                        18,971
Transfer and dividend
disbursing agent fees and
expenses                                             158,819
Directors'/Trustees' fees                              2,257
Auditing fees                                         12,975
Legal fees                                            13,086
Portfolio accounting fees                             67,159
Distribution services fee-
Cash II Shares                                       307,114
Shareholder services fee-
Institutional Shares                                 391,648
Shareholder services fee-
Cash II Shares                                       307,114
Share registration costs                              32,966
Printing and postage                                  19,149
Insurance premiums                                    34,058
Miscellaneous                                          8,706
TOTAL EXPENSES                                     2,702,786
WAIVERS:
Waiver of investment
advisory fee                    $  (566,594)
Waiver of distribution
services fee-Cash II
Shares                             (61,423)
Waiver of shareholder
services fee-Institutional
Shares                             (93,995)
TOTAL WAIVERS                                       (722,012)
Net expenses                                                         1,980,774
Net investment income                                             $  7,416,155


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31                       1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $      7,416,155       $     15,157,508
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                  (4,318,011)           (11,792,073)
Cash II Shares                        (3,098,144)            (3,365,435)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                       (7,416,155)           (15,157,508)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,426,334,652          2,197,187,196
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 1,899,046              7,838,269
Cost of shares redeemed           (1,303,499,628)        (2,518,608,888)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         124,734,070           (313,583,423)
Change in net assets                 124,734,070           (313,583,423)
NET ASSETS:

Beginning of period                  229,032,990            542,616,413
End of period                   $    353,767,060       $    229,032,990


See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                          1999        1998        1997        1996 1
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00       $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.02         0.03        0.03        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.02)       (0.03)      (0.03)      (0.03)
NET ASSET VALUE, END OF PERIOD              $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                2.53%        2.83%       2.94%       2.80%

RATIOS TO AVERAGE NET ASSETS:

Expenses 3                                    1.10%        1.04%       1.04%       1.09% 4
Net investment income 3                       2.28%        2.64%       2.64%       2.64% 4
Expenses (after waivers)                      0.86%        0.85%       0.80%       0.65% 4
Net investment income (after waivers)         2.52%        2.83%       2.88%       3.07% 4
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)   $216,926      $71,839     $62,756     $31,824


1 Reflects operations for the period from November 27, 1995 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                          1999          1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03          0.03         0.03         0.03         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)        (0.03)       (0.03)       (0.03)       (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 2.79%         3.09%        3.20%        3.20%        3.60%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     0.85%         0.77%        0.79%        0.83%        0.87%
Net investment income 2                        2.49%         2.77%        2.90%        2.83%        3.16%
Expenses (after waivers)                       0.58%         0.58%        0.54%        0.49%        0.45%
Net investment income (after waivers)          2.76%         2.96%        3.15%        3.17%        3.58%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $136,841      $157,194     $479,860     $500,993     $153,347


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would gave been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Cash II
Shares.

The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1999, capital paid-in aggregated $353,767,060. Transactions in shares were as follows:



YEAR ENDED OCTOBER 31                 1999               1998
INSTITUTIONAL SHARES:

Shares sold                    669,367,832      1,551,253,164
Shares issued to
shareholders in payment of
distributions declared           1,698,610          7,690,503
Shares redeemed               (691,418,704)    (1,881,610,584)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                   (20,352,262)      (322,666,917)


YEAR ENDED OCTOBER 31                 1999               1998
CASH II SHARES:

Shares sold                    756,966,820        645,934,032
Shares issued to
shareholders in payment of
distributions declared             200,436            147,766
Shares redeemed               (612,080,924)      (636,998,304)
NET CHANGE RESULTING FROM

CASH II SHARE TRANSACTIONS     145,086,332          9,083,494
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             124,734,070       (313,583,423)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Class II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.



                       PERCENTAGE OF AVERAGE

SHARE CLASS            DAILY NET ASSETS OF CLASS

Institutional Shares   0.25%
Class II Shares        0.25%


The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

For the fiscal year ended October 31, 1999, the fund's Institutional Shares did not incur a distribution service fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $1,068,010,000 and $1,123,788,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 85.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 5.2% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITOR (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in the paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF FLORIDA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Florida Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998, and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Florida Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Florida Municipal Cash Trust

ANNUAL REPORT

TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 Florida Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229758

Cusip 314229683

G00827-01 (12/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Georgia Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to put your ready cash pursuing double tax-free income-free from federal regular income tax and Georgia income tax- through a portfolio concentrated in high-quality, short-term Georgia municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.03 per share. The fund's net assets totaled $267.1 million at the end of the reporting period.

Thank you for relying on Georgia Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November. Each time the Fed voted to raise the federal funds target rate by a quarter point, bringing the federal funds target rate to 5.50%.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the reporting period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to 4.00% in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from an expanding economy. This fact, coupled with lower borrowing costs from low long-term rates, has reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 51 days. In 1999, the fund's average maturity declined to as low as 34 days in July before we were able to take advantage of fixed-rate note opportunities in August that increased it to 49 days. Cash inflows in October decreased the allocation of the portfolio to fixed-rate notes and the maturity subsequently declined to end the reporting period at 35 days. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, taking into account Fed monetary policy, the portfolio maximized performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as U.S. Treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first half of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-
                  99.3% 1
                  GEORGIA-99.3%

  $  4,500,000    Athens-Clarke County, GA,
                  IDA, (Series 1988), 3.85%
                  CP (Rhone Merieux, Inc.
                  Project)/(Societe
                  Generale, Paris LOC),
                  Mandatory Tender 2/17/2000       $   4,500,000
     1,400,000    Athens-Clarke County, GA,
                  IDA, (Series 1997) Weekly
                  VRDNs (Armagh Capital
                  Resource, LLC)/(Wachovia

                  Bank of NC, N.A. LOC)                1,400,000

     1,500,000    Atlanta, GA, Urban
                  Residential Finance
                  Authority, Multifamily
                  Housing Revenue Bonds
                  (Series 1995) Weekly VRDNs
                  (West End Housing
                  Development
                  Project)/(First Union
                  National Bank, Charlotte,
                  NC LOC)                              1,500,000

     3,730,000    Brunswick, GA, Housing
                  Authority, (Series S93)
                  Weekly VRDNs (Island
                  Square
                  Apartments)/(Columbus Bank

                  and Trust Co., GA LOC)               3,730,000
     3,000,000    Burke County, GA,
                  Development Authority,
                  PCRB's (Series 1998A),
                  3.50% CP (Oglethorpe Power
                  Corp. Vogtle
                  Project)/(AMBAC
                  INS)/(Rabobank Nederland,
                  Utrecht LIQ), Mandatory

                  Tender 1/25/2000                     3,000,000
     2,860,000    Cedartown, GA, Development
                  Authorithy, (Series 1998)
                  Weekly VRDNs (Rome
                  Plow Co.)/(SunTrust Bank,

                  Miami LOC)                           2,860,000
     1,075,000    Cherokee County, GA,
                  Development Authority,
                  IDRB Weekly VRDNs
                  (Morrison Products,

                  GA)/(KeyBank, N.A. LOC)              1,075,000
     9,500,000    Clayton County, GA,
                  Development Authority,
                  (Series 1994) Weekly VRDNs
                  (Lear Seating
                  Corp.)/(Chase Manhattan

                  Bank N.A., New York LOC)             9,500,000
       550,000    Clayton County, GA,
                  Housing Authority, Revenue
                  Refunding Bonds (Series
                  1992) Weekly VRDNs (Oxford
                  Townhomes)/(Amsouth Bank

                  N.A., Birmingham LOC)                  550,000
     1,305,000    Cobb County, GA, IDA Weekly
                  VRDNs (Atlanta RDC
                  Co.)/(First Union National

                  Bank, Charlotte, NC LOC)             1,305,000
     8,000,000    Cobb County, GA, IDA,
                  (Series 1997) Weekly VRDNs
                  (Wyndham Gardens)/(Bankers

                  Trust Co., New York LOC)             8,000,000
     1,400,000    Cobb County, GA, IDA, IDRB
                  (Series 1995) Weekly VRDNs
                  (Consolidated Engineering
                  Company, Inc.
                  Project)/(Bank of America,

                  N.A. LOC)                            1,400,000
       770,000    Columbia County, GA,
                  Development Authority,
                  (Series 1991) Weekly VRDNs
                  (Augusta Sportswear,
                  Inc.)/(Wachovia Bank of

                  NC, N.A. LOC)                          770,000

     2,100,000    Columbus, GA, Housing
                  Authority Weekly VRDNs
                  (Ralston Towers)/(Columbus

                  Bank and Trust Co., GA LOC)          2,100,000
     3,000,000    Coweta County, GA, IDA,
                  (Series 1995) Weekly VRDNs
                  (Lanelco L.L.C.
                  Project)/(Bank One,

                  Michigan LOC)                        3,000,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  GEORGIA-CONTINUED
  $  3,925,000    Coweta County, GA,

                  Residential Care
                  Facilities for the
                  Elderly, First Lien
                  Revenue Bonds (Series
                  1996B) Weekly VRDNs
                  (Wesley Woods of Newman-
                  Peachtree City, Inc.
                  Project)/(Paribas, Paris

                  LOC)                             $   3,925,000
     6,000,000    Crisp County, GA,
                  Development Authority,
                  (Series B), 4.35% TOBs
                  (Masonite
                  Corp.)/(International
                  Paper Co. GTD), Optional

                  Tender 9/1/2000                      6,000,000
     9,000,000    Crisp County, GA, Solid
                  Waste Management
                  Authority, (Series 1998)
                  Weekly VRDNs (FSA
                  INS)/(First Union National

                  Bank, Charlotte, NC LIQ)             9,000,000
     1,250,000    De Kalb County, GA,
                  Development Authority
                  Weekly VRDNs (Rock-Tenn
                  Company, Inc.
                  Project)/(SunTrust Bank,

                  Atlanta LOC)                         1,250,000
     1,165,000    De Kalb County, GA,
                  Development Authority,
                  (Series 1992) Weekly VRDNs
                  (House of Cheatham, Inc.
                  Project)/(Bank of America,

                  N.A. LOC)                            1,165,000
       600,000    De Kalb County, GA,
                  Development Authority,
                  (Series 1993) Weekly VRDNs
                  (Pet, Inc.)/(PNC Bank,

                  N.A. LOC)                              600,000
     2,000,000    De Kalb County, GA,
                  Development Authority,
                  (Series 1995) Weekly VRDNs
                  (Rock-Tenn Converting
                  Co.)/(SunTrust Bank,

                  Atlanta LOC)                         2,000,000
     1,180,000    De Kalb County, GA,
                  Development Authority,
                  (Series 1996) Weekly VRDNs
                  (DeKalb Steel,
                  Inc.)/(SouthTrust Bank of

                  Georgia, Atlanta LOC)                1,180,000
     4,000,000    De Kalb County, GA,
                  Multifamily Housing
                  Authority, Multifamily
                  Housing Revenue Bonds
                  (Series 1996) Weekly VRDNs
                  (Bryton Hill
                  Apartments)/(PNC Bank,

                  N.A. LOC)                            4,000,000
     4,000,000    De Kalb County, GA, Water &
                  Sewer, 7.00% Bonds (United
                  States Treasury PRF),

                  10/1/2000 (@102)                     4,182,389
     1,000,000    De Kalb County, GA, Water &
                  Sewer, 7.00% Bonds (United
                  States Treasury PRF),

                  10/1/2000 (@102)                     1,047,316
     5,000,000    Doughery County, GA,
                  School System, 3.62% TANs,
                  12/30/1999                           5,002,897
     2,700,000    Douglas County, GA,
                  Development Authority,
                  (Series 1997) Weekly VRDNs
                  (Austral Insulated
                  Products, Inc.)/(Regions

                  Bank, Alabama LOC)                   2,700,000
       740,000    Douglas County, GA,
                  Development Authority,
                  (Series 1997) Weekly VRDNs
                  (Paul B. Goble)/(Wachovia

                  Bank of NC, N.A. LOC)                  740,000
     5,585,000    Douglas County, GA,
                  Development Authority,
                  (Series 1998A) Weekly
                  VRDNs (Heritage
                  Bag)/(Wachovia Bank of NC,

                  N.A. LOC)                            5,585,000

     2,000,000    Douglas County, GA, School
                  District, 4.75% Bonds,

                  1/1/2000                             2,005,057
     5,000,000    Forsythe County, GA,
                  Development Authority,
                  IDRB (Series 1995) Weekly
                  VRDNs (American BOA, Inc.
                  Project)/(Dresdner Bank

                  AG, Frankfurt LOC)                   5,000,000
     9,240,000    Franklin County, GA,
                  Industrial Building
                  Authority, (Series 1995)
                  Weekly VRDNs (Bosal
                  Industries, Inc.)/(Bank of

                  New York, New York LOC)              9,240,000
     4,500,000    Fulton County, GA, Housing
                  Authority, (Series 1999)
                  Weekly VRDNs (Walton Falls
                  Apartments)/(Wachovia Bank

                  of NC, N.A. LOC)                     4,500,000
PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  GEORGIA-CONTINUED

  $  5,000,000    Fulton County, GA, Housing
                  Authority, Multifamily
                  Housing Revenue Refunding
                  Bonds (Series 1994) Weekly
                  VRDNs (Spring Creek
                  Crossing
                  Project)/(Wachovia Bank of
                  NC, N.A. LOC)                    $   5,000,000
     2,200,000    Fulton County, GA, IDA
                  Weekly VRDNs (Automatic

                  Data Processing, Inc.)               2,200,000
     2,550,000    Fulton County, GA, IDA
                  Weekly VRDNs (C.K.S.
                  Packaging,
                  Inc.)/(SouthTrust Bank of

                  Georgia, Atlanta LOC)                2,550,000
     1,700,000    Fulton County, GA, IDA,
                  (Series 1997) Weekly VRDNs
                  (In-Store Media
                  Corp.)/(SunTrust Bank,

                  Atlanta LOC)                         1,700,000
     2,800,000    Gainesville, GA,
                  Redevelopment Authority,
                  Downtown Developments,
                  Ltd. (Series 1987) Weekly
                  VRDNs (Downtown
                  Developments,
                  Ltd.)/(Regions Bank,

                  Alabama LOC)                         2,800,000
     2,460,000    Gainesville, GA,
                  Redevelopment Authority,
                  IDRB (Series 1986) Weekly
                  VRDNs (Hotel of
                  Gainesville Associates
                  Project)/(Regions Bank,

                  Alabama LOC)                         2,460,000
     5,000,000    Georgia Municipal Electric
                  Authority, Series A, 5.50%
                  Bonds (AMBAC INS),

                  1/1/2000                             5,019,767

     5,675,000    Georgia Municipal Electric
                  Authority, Series Z, 4.50%

                  Bonds, 1/1/2000                      5,686,007
     1,700,000    Georgia Port Authority,
                  (Series 1996A) Weekly
                  VRDNs (Colonel's Island
                  Terminal)/(SunTrust Bank,

                  Atlanta LOC)                         1,700,000
     4,900,000    Georgia State, PUTTERS
                  (Series 128) Weekly VRDNs
                  (J.P. Morgan & Co., Inc.

                  LIQ)                                 4,900,000
     1,500,000    Georgia State, UT GO, 5.75%
                  Bonds, 7/1/2000                      1,520,346
     2,970,000    Gwinnett County, GA, IDA,
                  (Series 1996) Weekly VRDNs
                  (Sidel, Inc.
                  Project)/(Bank of America,

                  N.A. LOC)                            2,970,000
       630,000    Gwinnett County, GA, IDA,
                  (Series 1997) Weekly VRDNs
                  (Virgil R. Williams,
                  Jr.)/(Wachovia Bank of NC,

                  N.A. LOC)                              630,000
     2,200,000    Gwinnett County, GA, IDA,
                  (Series 1998) Weekly VRDNs
                  (Pace Manufacturing,
                  Inc.)/(Amsouth Bank N.A.,

                  Birmingham LOC)                      2,200,000
     5,000,000 2  Gwinnett County, GA, Water
                  and Sewer Authority, (PT-
                  1169), 3.62% TOBs
                  (Gwinnett County,
                  GA)/(Merrill Lynch Capital
                  Services, Inc. LIQ),

                  Optional Tender 7/20/2000            5,000,000
     7,000,000    Gwinnett County, GA, Water
                  and Sewer Authority,
                  Floater Certificates
                  (Series 1998-70) Weekly
                  VRDNs (Gwinnett County,
                  GA)/(Morgan Stanley,
                  Dean Witter Municipal

                  Funding, Inc. LIQ)                   7,000,000
     1,500,000    Hart County, GA, IDA,
                  Revenue Bonds (Series
                  1996) Weekly VRDNs (Rock-
                  Tenn Converting Co.
                  Project)/(SunTrust Bank,

                  Atlanta LOC)                         1,500,000
     6,750,000    Jackson County, GA, IDA,
                  (Series 1996) Weekly VRDNs
                  (Buhler Quality Yarns
                  Corp. Project)/(UBS AG

                  LOC)                                 6,750,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  GEORGIA-CONTINUED
  $  1,150,000    Jackson County, GA, IDA,

                  (Series 1997) Weekly VRDNs
                  (Mullett Co.)/(Wachovia

                  Bank of NC, N.A. LOC)            $   1,150,000
     1,100,000    Jefferson, GA, Development
                  Authority, (Series 1997)
                  Weekly VRDNs (Ringwood

                  Containers,
                  L.P.)/(Wachovia Bank of

                  NC, N.A. LOC)                        1,100,000

     3,110,000    La Grange, GA, Multifamily
                  Housing Authority, Revenue
                  Bonds, 4.25% TOBs (Lee's
                  Crossing Project Phase
                  II)/(Columbus Bank and
                  Trust Co., GA LOC),

                  Optional Tender 11/1/1999            3,110,000
     2,930,000    La Grange, GA, Multifamily
                  Housing Authority, Revenue
                  Bonds, 4.25% TOBs (Lee's
                  Crossing Project Phase
                  I)/(Columbus Bank and
                  Trust Co., GA LOC),

                  Optional Tender 11/1/1999            2,930,000
     3,630,000    LaGrange, GA, Housing
                  Authority, Multifamily
                  Refunding Revenue Bonds
                  (Series 1997) Weekly VRDNs
                  (Greenwood Park)/(Columbus

                  Bank and Trust Co., GA LOC)          3,630,000
     3,465,000    LaGrange, GA, Housing
                  Authority, Multifamily
                  Refunding Revenue Bonds
                  (Series 1997) Weekly VRDNs
                  (Meadow Terrace)/(Columbus

                  Bank and Trust Co., GA LOC)          3,465,000
       140,000    Macon-Bibb County, GA,
                  Industrial Authority, IDRB
                  (Series 1990) Weekly VRDNs
                  (Diamond Plastics Corp.
                  Project)/(Bank of America,

                  N.A. LOC)                              140,000

     4,470,000    Marietta, GA, Housing
                  Authority, Multifamily
                  Housing Revenue Bonds
                  (Series 1995) Weekly VRDNs
                  (Chalet Apartments
                  Project)/(General Electric

                  Capital Corp. LOC)                   4,470,000
     2,085,000    McDuffie County, GA,
                  Development Authority
                  Weekly VRDNs (Thomson
                  Plastics)/(SouthTrust Bank
                  of Alabama, Birmingham

                  LOC)                                 2,085,000
     2,000,000    McDuffie County, GA,
                  Development Authority,
                  (Series 1998), 4.60% CP
                  (Temple-Inland Forest
                  Products Corp.)/(Temple-
                  Inland, Inc. GTD),

                  Mandatory Tender 1/19/2000           2,000,000
       565,000    Milledgeville & Baldwin
                  County, GA, Development
                  Authority, (Series 1997)
                  Weekly VRDNs (Oconee Area

                  Properties,
                  Inc.)/(Wachovia Bank of

                  NC, N.A. LOC)                          565,000
     4,500,000    Rabun County, GA,
                  Development Authority,
                  (Series 1999) Weekly VRDNs
                  (Rabun Gap-Nacoochee,
                  Inc.)/(SunTrust Bank,

                  Atlanta LOC)                         4,500,000
     2,500,000    Richmond County, GA,
                  Development Authority,
                  (Series 1999) Weekly VRDNs
                  (Rock-Tenn Converting
                  Co.)/(SunTrust Bank,

                  Atlanta LOC)                         2,500,000
     9,000,000    Richmond County, GA,
                  Development Authority,
                  Solid Waste Disposal
                  Revenue Bonds, (Series
                  1995) Weekly VRDNs
                  (Federal Paper Board Co.,
                  Inc.)/(Wachovia Bank of

                  NC, N.A. LOC)                        9,000,000
     2,800,000    Rockdale County, GA,
                  Development Authority,
                  (Series 1995) Weekly VRDNs
                  (Great Southern Wood
                  Preserving Co.)/(SunTrust

                  Bank, Central Florida LOC)           2,800,000
     4,000,000    Rockdale County, GA, Water
                  & Sewer, Capital Outlay
                  Notes, 3.75%

                  BANs, 12/15/1999                     4,001,414

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  GEORGIA-CONTINUED
  $  4,000,000    Rome, GA, 3.25% TANs,

                  12/31/1999                       $   4,000,510
    11,250,000    Savannah, GA, EDA, (Series
                  1995A) Weekly VRDNs (Home

                  Depot, Inc.)                        11,250,000
     6,000,000    Screven County, GA, IDA,
                  (Series 1995) Weekly VRDNs
                  (Sylvania Yarn Systems,
                  Inc. Project)/(SunTrust

                  Bank, Atlanta LOC)                   6,000,000
     3,350,000    Stephens County, GA,
                  Development Authorithy,
                  (Series 1999) Weekly VRDNs
                  (Toccoa Packaging,
                  Inc.)/(SouthTrust Bank of

                  Alabama, Birmingham LOC)             3,350,000
     5,000,000    Summerville, GA,
                  Development Authority,
                  (Series 1997) Weekly VRDNs
                  (Image Industries,
                  Inc.)/(First Union
                  National Bank, Charlotte,

                  NC LOC)                              5,000,000
     3,450,000    Upson County, GA, 3.63%
                  TANs, 12/31/1999                     3,450,821
     1,000,000    Wayne County, GA, IDA,
                  Revenue Bonds, (Series
                  1995) Weekly VRDNs
                  (Harsco Corp.)/(Bank of

                  America, N.A. LOC)                   1,000,000
     3,335,000    Whitfield County, GA,
                  Development Authority
                  Weekly VRDNs (Franklin
                  Industries Inc.,
                  Project)/(Bank of America,

                  N.A. LOC)                            3,335,000
     1,645,000    Whitfield County, GA,
                  Development Authority,
                  (Series 1996) Weekly VRDNs
                  (AMC International, Inc.
                  Project)/(SouthTrust Bank
                  of Alabama, Birmingham

                  LOC)                                 1,645,000
     3,500,000    Whitfield County, GA,
                  School System, 3.60% TANs,
                  12/31/1999                           3,501,965
                  TOTAL INVESTMENTS (AT

                  AMORTIZED COST) 3                $ 265,378,489

 Securities that are subject to alternative minimum tax represent 64.7% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 1999, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
94.84%       5.16%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At October 31, 1999, these securities amounted to $5,000,000 which represents 1.9% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($267,132,329) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation BANs -Bond Anticipation Notes CP -Commercial Paper EDA -Economic Development Authority FSA -Financial Security Assurance GO -General Obligation GTD -Guaranteed IDA -Industrial Development Authority IDRB -Industrial Development Revenue Bond INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit PCRB -Pollution Control Revenue Bonds PRF -Prerefunded TANs -Tax Anticipation Notes TOBs -Tender Option Bonds UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999


ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 265,378,489
Cash                                                534,616
Income receivable                                 1,622,462
Deferred organizational
costs                                                 3,657
Other assets                                          5,700
TOTAL ASSETS                                    267,544,924
LIABILITIES:

Payable for shares

redeemed                        $  31,901
Income distribution
payable                           298,170
Accrued expenses                   82,524
TOTAL LIABILITIES                                   412,595
Net assets for 267,132,329
shares outstanding                            $ 267,132,329
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$267,132,329 / 267,132,329

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999


INVESTMENT INCOME:
Interest                                                          $ 7,796,901
EXPENSES:

Investment advisory fee                         $ 1,149,248
Administrative personnel
and services fee                                    173,307
Custodian fees                                        5,517
Transfer and dividend
disbursing agent fees and
expenses                                             42,291
Directors'/Trustees' fees                             1,488
Auditing fees                                        12,210
Legal fees                                            9,327
Portfolio accounting fees                            54,575
Shareholder services fee                            574,624
Share registration costs                             33,094
Printing and postage                                 11,752
Insurance premiums                                   17,716
Miscellaneous                                         6,041
TOTAL EXPENSES                                    2,091,190
WAIVERS:
Waiver of investment
advisory fee                   $  (828,457)
Waiver of shareholder
services fee                      (137,910)
TOTAL WAIVERS                                      (966,367)
Net expenses                                                        1,124,823
Net investment income                                             $ 6,672,078

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED OCTOBER 31                     1999                 1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    6,672,078       $    5,625,121
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                   (6,672,078)          (5,625,121)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             720,843,748          632,771,755
Net asset value of shares
issued to shareholders in
payment of
distributions declared               3,573,586            3,758,781
Cost of shares redeemed           (625,382,790)        (590,290,954)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        99,034,544           46,239,582
Change in net assets                99,034,544           46,239,582
NET ASSETS:

Beginning of period                168,097,785          121,858,203
End of period                   $  267,132,329       $  168,097,785

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED OCTOBER 31                         1999        1998        1997        1996        1995 1
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.03        0.03        0.03        0.03        0.01
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)      (0.03)      (0.03)      (0.01)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                2.94%       3.33%       3.38%       3.37%       0.73%

RATIOS TO AVERAGE NET ASSETS:

Expenses 3                                    0.91%       0.93%       0.92%       0.98%       1.00% 4
Net investment income 3                       2.48%       2.84%       2.90%       2.79%       3.06% 4
Expenses (after waivers)                      0.49%       0.49%       0.49%       0.46%       0.25% 4
Net investment income (after waivers)         2.90%       3.28%       3.33%       3.31%       3.81% 4
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)  $ 267,132   $ 168,098   $ 121,858   $ 122,940   $ 111,278

1 Reflects operations for the period from August 22, 1995 (date of initial public investment) to October 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1999, capital paid-in aggregated $267,132,329. Transactions in shares were as follows:


YEAR ENDED OCTOBER 31                 1999             1998
Shares sold                    720,843,748      632,771,755
Shares issued to
shareholders in payment of
distributions declared           3,573,586        3,758,781
Shares redeemed               (625,382,790)    (590,290,954)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS              99,034,544       46,239,582

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $13,648 were borne initially by Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized during the five-year period following the Fund's effective date.

INTERFUND TRANSACTIONS

During the period ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $469,585,000 and $377,685,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 72.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.5% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years, and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST AND SHAREHOLDERS OF GEORGIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Georgia Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Georgia Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts
December 16, 1999

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

Georgia Municipal Cash Trust

ANNUAL REPORT
TO SHAREHOLDERS

ANNUAL REPORT

OCTOBER 31, 1999

[Graphic]
Federated

Georgia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 314229691

G01478-02 (12/99)

[Graphic]

                              President's Message

Dear Shareholder:

I am pleased to present your Annual Report to Shareholders of Massachusetts Municipal Cash Trust--Boston 1784 Funds/SM/ Shares, which covers the 12-month reporting period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the Fund's portfolio manager, followed by a complete listing of the Fund's holdings and its financial statements.

The Fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and Massachusetts state income tax- -through a portfolio concentrated in high-quality, short-term Massachusetts municipal securities.* At the end of the reporting period, the Fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the Fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the Fund paid double tax-free dividends totaling $0.03 per share for Boston 1784 Funds/SM/ Shares. The Fund's total net assets reached $611.1 million at the end of the reporting period.

Thank you for relying on Massachusetts Municipal Cash Trust to help your ready cash earn income every day. As always, we'll continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

/s/ Glen R Johnson

Glen R. Johnson
President

December 15, 1999

*Income may be subject to the federal alternative minimum tax.

**An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Review

An interview with the Fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Investment Management Company.

Q. What are your comments on the economy and the interest rate environment during the Fund's reporting period?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly in Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part, inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the Fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

Q. What were your strategies for the Fund during the reporting period?

At the beginning of the reporting period, the Fund's average maturity was approximately 55 days. The Fund remained in a 45- to 50-day average maturity range over the reporting period, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as U.S. Treasury securities. This portfolio structure continues to provide a competitive yield over time.

Q. What is your outlook going forward?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first and second quarters of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the Fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Financial Highlights--
Boston 1784 Funds Shares

(For a share outstanding throughout each period)


                                                                                            Year Ended October 31,

-------------------------------------------------------------------------------------------------------------------------------
                                                                                1999       1998       1997      1996      1995
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                          $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             0.03       0.03      0.03      0.03      0.03
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:

-------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                         (0.03)     (0.03)    (0.03)    (0.03)    (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
-------------------------------------------------------------------------------------------------------------------------------
Total Return (1)                                                                  2.70%      3.03%     3.07%     3.05%     3.30%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

-------------------------------------------------------------------------------------------------------------------------------
Expenses (2)                                                                      0.91%      0.93%     0.96%     1.00%     1.05%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (2)                                                         2.32%      2.61%     2.64%     2.59%     2.80%
-------------------------------------------------------------------------------------------------------------------------------
Expenses (after waivers)                                                          0.56%      0.57%     0.57%     0.58%     0.60%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (after waivers)                                             2.67%      2.97%     3.03%     3.01%     3.25%
-------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:

-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                       $199,860   $162,557   $73,837   $54,667   $46,580
-------------------------------------------------------------------------------------------------------------------------------

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (2) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

 Massachusetts Municipal Cash Trust
Portfolio of Investments

October 31, 1999



Principal

-----------------------------------------------------------------------------------------------------------------------
Amount                  Value

-----------------------------------------------------------------------------------------------------------------------
(1) Short-Term Municipals--99.5%

-----------------------------------------------------------------------------------------------------------------------
Massachusetts--98.2%

----------------------------------------------------------------------------------------------------------
$        23,166,000  ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT) (Series   $   23,166,000
                     1998-12) Weekly VRDNs (Massachusetts Water Resources
                     Authority)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)
----------------------------------------------------------------------------------------------------------
          3,089,067  Carlisle, MA, 4.00% BANs, 7/3/2000                                          3,099,062
----------------------------------------------------------------------------------------------------------
         14,940,000  Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)              14,940,000
                     (Series 1999-1) Weekly VRDNs (Massachusetts State HFA)/ (MBIA
                     INS)/(State Street Bank and Trust Co. LIQ)

----------------------------------------------------------------------------------------------------------
         46,213,470  Clipper Tax-Exempt Trust (Series A) Weekly VRDNs (Massachusetts            46,213,470
                     State Lottery Commission)/(AMBAC INS)/ (State Street Bank and Trust

                     Co. LIQ)

----------------------------------------------------------------------------------------------------------
          3,000,000  Commonwealth of Massachusetts, Weekly VRDNs (AMBAC INS)/(Citibank           3,000,000
                     NA, New York LIQ)
----------------------------------------------------------------------------------------------------------
         15,200,000  Commonwealth of Massachusetts (Series 1997 B) Weekly VRDNs                 15,200,000
                     (Landesbank Hessen-Thueringen, Frankfurt LIQ)
----------------------------------------------------------------------------------------------------------
          1,245,000  Commonwealth of Massachusetts, Floater Certificates (Series                 1,245,000
                     1998-132) Weekly VRDNs (FSA INS)/(Morgan Stanley, Dean Witter
                     Municipal Funding, Inc. LIQ)

----------------------------------------------------------------------------------------------------------
          4,600,000  Commonwealth of Massachusetts Trust Receipts (FR/RI-A36) Weekly             4,600,000
                     VRDNs (MBIA INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)
----------------------------------------------------------------------------------------------------------
          4,181,000  Danvers, Massachusetts, 4.00% BANs, 7/13/2000                               4,195,920
----------------------------------------------------------------------------------------------------------
          3,000,000  Dighton-Rehobeth, MA Regional School District, 3.53% BANs, 7/6/2000         3,002,548
----------------------------------------------------------------------------------------------------------
          9,800,000  Freetown-Lakeville, MA Regional School District, 4.10% BANs,                9,823,557
                     9/28/2000
----------------------------------------------------------------------------------------------------------
          4,000,000  Gardner, MA, 3.36% BANs, 12/15/1999                                         4,000,377
----------------------------------------------------------------------------------------------------------
          5,000,000  Gardner, MA, 3.75% BANs, 12/15/1999                                         5,002,937
----------------------------------------------------------------------------------------------------------
         10,000,000  Holden, MA, 4.25% BANs, 3/15/2000                                          10,019,960
----------------------------------------------------------------------------------------------------------
         10,500,000  Holliston, MA, 4.00% BANs, 12/15/1999                                      10,509,450
----------------------------------------------------------------------------------------------------------
          8,000,000  Marshfield, MA, 3.75% BANs, 11/2/1999                                       8,000,048
----------------------------------------------------------------------------------------------------------
          6,885,000  Massachusetts Bay Transit Authority (Series 1999) Weekly VRDNs              6,885,000
                     (Commerzbank AG, Frankfurt LIQ)
----------------------------------------------------------------------------------------------------------
          7,200,000  Massachusetts Bay Transit Authority (Series A) 3.50% BANs, 2/25/2000        7,201,260
----------------------------------------------------------------------------------------------------------
         11,000,000  Massachusetts Bay Transit Authority (Series D) 3.60% CP (Commerzbank       11,000,000
                     AG, Frankfurt and Morgan Guaranty Trust Co., New York LIQs),
                     Mandatory Tender 12/1/1999

----------------------------------------------------------------------------------------------------------
         34,000,000  Massachusetts Bay Transit Authority (Series 1999 FR/RI-A36) Weekly         34,000,000
                     VRDNs (Bank of New York, New York LIQ)
----------------------------------------------------------------------------------------------------------
         24,750,000  Massachusetts Bay Transit Authority BOCM Municipal Trust
                     Certificate 24,750,000 MTC #34, Weekly VRDNs (FGIC
                     INS)/(Bank One Capital Holdings Corp.

                     LIQ)

----------------------------------------------------------------------------------------------------------
          3,000,000  Massachusetts Development Finance Agency (Series 1998A) Weekly VRDNs        3,000,000
                     (Shady Hill School)/(State Street Bank and Trust Co. LOC)

----------------------------------------------------------------------------------------------------------
          2,400,000  Massachusetts HEFA, Weekly VRDNs (Harvard University)                       2,400,000
----------------------------------------------------------------------------------------------------------
          1,750,000  Massachusetts HEFA (Series 1999) Weekly VRDNs (CIL Realty of                1,750,000
                     Massachusetts)/(Credit Local de France LOC)
----------------------------------------------------------------------------------------------------------
         15,400,000  Massachusetts HEFA (Series A) Weekly VRDNs (Brigham & Women's              15,400,000
                     Hospital)/(Landesbank Hessen-Thueringen, Frankfurt LOC)
----------------------------------------------------------------------------------------------------------
          1,800,000  Massachusetts HEFA (Series B) Weekly VRDNs (Clark University)/(Fleet        1,800,000
                     Bank N.A. LOC)
----------------------------------------------------------------------------------------------------------
          4,525,000  Massachusetts HEFA (Series B) Weekly VRDNs (Endicott                        4,525,000
                     College)/(BankBoston, N.A. LOC)
----------------------------------------------------------------------------------------------------------
         12,545,000  Massachusetts HEFA (Series B) Weekly VRDNs (Hallmark Health                12,545,000
                     System)/(FSA INS)/(Fleet National Bank, Springfield, MA LIQ)
----------------------------------------------------------------------------------------------------------
         10,000,000  Massachusetts HEFA (Series F) Weekly VRDNs (Children's Hospital of         10,000,000
                     Boston)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)

----------------------------------------------------------------------------------------------------------
          9,420,000  Massachusetts HEFA (Series I) Weekly VRDNs (Harvard University)             9,420,000
----------------------------------------------------------------------------------------------------------
          7,000,000  Massachusetts HEFA, 3.50% CP (Harvard University) Mandatory Tender          7,000,000
                     11/1/1999
----------------------------------------------------------------------------------------------------------
          2,450,000  Massachusetts HEFA, Floater Certificates (Series 1998-80) Weekly            2,450,000
                     VRDNs (Stonehill College)/(MBIA INS)/(Morgan Stanley, Dean Witter
                     Municipal Funding, Inc. LIQ)

----------------------------------------------------------------------------------------------------------
          1,800,000  Massachusetts IFA (Series 1992) Weekly VRDNs (Holyoke Water Power           1,800,000
                     Co.)/(Canadian Imperial Bank of Commerce LOC)
----------------------------------------------------------------------------------------------------------
         10,000,000  Massachusetts IFA (Series 1992B) 3.40% CP (New England Power Co.)          10,000,000
                     Mandatory Tender 11/17/1999
----------------------------------------------------------------------------------------------------------
         10,000,000  Massachusetts IFA (Series 1992B) 3.70% CP (New England Power Co.)          10,000,000
                     Mandatory Tender 2/28/2000
----------------------------------------------------------------------------------------------------------
          6,000,000  Massachusetts IFA (Series 1992B) 3.70% CP (New England Power Co.)           6,000,000
                     Mandatory Tender 2/29/2000
----------------------------------------------------------------------------------------------------------
          5,900,000  Massachusetts IFA (Series 1994) Weekly VRDNs (Nova Realty                   5,900,000
                     Trust)/(Fleet National Bank, Springfield, MA LOC)
----------------------------------------------------------------------------------------------------------
          5,925,000  Massachusetts IFA (Series 1995) Weekly VRDNs (Goddard House)/(Fleet         5,925,000
                     Bank N.A. LOC)
----------------------------------------------------------------------------------------------------------
          7,200,000  Massachusetts IFA (Series 1995) Weekly VRDNs (Whitehead Institute           7,200,000
                     for Biomedical Research)
----------------------------------------------------------------------------------------------------------
          6,919,000  Massachusetts IFA (Series 1996) Weekly VRDNs (Newbury                       6,919,000
                     College)/(BankBoston, N.A. LOC)
----------------------------------------------------------------------------------------------------------
          2,500,000  Massachusetts IFA (Series 1997) Weekly VRDNs (Massachusetts Society         2,500,000
                     for the Prevention of Cruelty to Animals)/(Fleet National Bank,
                     Springfield, MA LOC)

----------------------------------------------------------------------------------------------------------
          5,885,000  Massachusetts IFA (Series 1997) Weekly VRDNs (Mount Ida                     5,885,000
                     College)/(Credit Local de France LOC)
----------------------------------------------------------------------------------------------------------
          5,965,000  Massachusetts IFA (Series 1998A) Weekly VRDNs (JHC Assisted Living          5,965,000
                     Corp.)/(Fleet National Bank, Springfield, MA LOC)
----------------------------------------------------------------------------------------------------------
          1,225,000  Massachusetts IFA (Series A) Weekly VRDNs (Hockomock YMCA)/(Bank of         1,225,000
                     Nova Scotia, Toronto LOC)
----------------------------------------------------------------------------------------------------------
          9,740,000  Massachusetts IFA (Series B) Weekly VRDNs (Williston North Hampton          9,740,000
                     School)/(Fleet National Bank, Springfield, MA LOC)
----------------------------------------------------------------------------------------------------------
         14,000,000  Massachusetts Municipal Wholesale Electric Co., Power Supply System        14,000,000
                     Revenue Bonds (Series 1994 C) Weekly VRDNs (Canadian Imperial Bank
                     of Commerce LOC)

----------------------------------------------------------------------------------------------------------
          9,290,000  (2)Massachusetts State HFA, PT-162, 3.25% TOBs (MBIA INS)/ (Banque          9,290,000
                     Nationale de Paris LIQ), Optional Tender 2/10/2000
----------------------------------------------------------------------------------------------------------
          3,255,000  Massachusetts State (Series 1999 SG 126) Weekly VRDNs (Societe              3,255,000
                     Generale, Paris LIQ)
----------------------------------------------------------------------------------------------------------
         27,545,000  Massachusetts Turnpike Authority, Variable Rate Certificates (Series       27,545,000
                     1997N) Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)

----------------------------------------------------------------------------------------------------------
          4,090,000  (2)Massachusetts Water Pollution Abatement Trust Pool (PT-1185)             4,090,000
                     3.80% TOBs (Merrill Lynch Capital Services, Inc. LIQ) Optional
                     Tender 9/7/2000

----------------------------------------------------------------------------------------------------------
         10,000,000  Massachusetts Water Resources Authority (Series 1994) 3.50% CP             10,000,000
                     (Morgan Guaranty Trust Co., New York LOC) Mandatory Tender 1/20/2000

----------------------------------------------------------------------------------------------------------
          4,200,000  Massachusetts Water Resources Authority (Series 1994) 3.60% CP              4,200,000
                     (Morgan Guaranty Trust Co., New York LOC) Mandatory Tender 1/27/2000

----------------------------------------------------------------------------------------------------------
          5,500,000  Massachusetts Water Resources Authority (Series 1999B) Weekly VRDNs         5,500,000
                     (Landesbank Hessen-Thueringen, Frankfurt LOC)

----------------------------------------------------------------------------------------------------------
          2,110,000  Massachusetts Water Resources Authority (Series A) Bonds (United            2,168,408
                     States Treasury PRF) 7.625%, 4/1/2000 (@102)
----------------------------------------------------------------------------------------------------------
          4,403,100  Maynard, MA, 4.25% BANs, 9/29/2000                                          4,418,526
----------------------------------------------------------------------------------------------------------
          1,940,000  Medway, MA, 3.32% BANs, 3/14/2000                                           1,940,477
----------------------------------------------------------------------------------------------------------
         15,000,000  Middleborough, MA, 4.00% BANs, 12/29/1999                                  15,016,050
----------------------------------------------------------------------------------------------------------
         14,662,345  Middleborough, MA, 4.05% BANs, 12/29/1999                                  14,672,653
----------------------------------------------------------------------------------------------------------
          5,025,000  New England Educational Loan Marketing Corp., Series H, Bonds, 4.75%        5,031,130
                     12/1/1999
----------------------------------------------------------------------------------------------------------
          2,426,250  Newbury, MA, 4.00% BANs, 8/11/2000                                          2,432,611
----------------------------------------------------------------------------------------------------------
          3,350,000  Norwood, MA, 4.00% BANs, 8/16/2000                                          3,358,910
----------------------------------------------------------------------------------------------------------
          8,000,000  Pittsfield, MA, 4.25% BANs, 9/15/2000                                       8,031,970
----------------------------------------------------------------------------------------------------------
          2,651,000  Randolph, MA, 4.00% BANs, 6/16/2000                                         2,654,996
----------------------------------------------------------------------------------------------------------
          3,500,000  Richmond, MA, 3.75% BANs, 6/1/2000                                          3,507,496
----------------------------------------------------------------------------------------------------------
          5,270,000  South Hadley, MA, 4.15% BANs, 8/11/2000                                     5,287,763
----------------------------------------------------------------------------------------------------------
          6,250,000  Springfield, MA , 4.25% BANs (Fleet National Bank, Springfield, MA          6,263,365
                     LOC) 3/2/2000
----------------------------------------------------------------------------------------------------------
          9,300,000  Sterling, MA, 3.75% BANs, 2/25/2000                                         9,307,192
----------------------------------------------------------------------------------------------------------
          2,141,500  Stoughton, MA, 3.20% BANs, 12/16/1999                                       2,141,865
----------------------------------------------------------------------------------------------------------
          1,424,000  Stow, MA, 3.50% BANs, 2/15/2000                                             1,425,199
----------------------------------------------------------------------------------------------------------
          1,993,818  Stow, MA, 3.50% BANs, 2/4/2000                                              1,995,827
----------------------------------------------------------------------------------------------------------
          7,000,000  Topsfield, MA, 4.25% BANs, 9/22/2000                                        7,034,261
----------------------------------------------------------------------------------------------------------
          3,000,000  Westfield, MA, 4.00% BANs, 2/1/2000                                         3,003,302
----------------------------------------------------------------------------------------------------------
         11,000,000  Westford, MA, 3.50% BANs, 4/14/2000                                        11,016,807
----------------------------------------------------------------------------------------------------------
          6,120,000  Weymouth, MA Housing Authority, PT 1062, Weekly VRDNs (Queen Ann            6,120,000
                     Apartments)/(Merrill Lynch Capital Services, Inc. LIQ)/(Merrill
                     Lynch Capital Services, Inc. LOC)

----------------------------------------------------------------------------------------------------------
          3,300,000  Weymouth, MA, 3.50% BANs, 4/12/2000                                         3,304,980
----------------------------------------------------------------------------------------------------------
          2,733,000  Yarmouth, MA, 3.50% BANs, 11/19/1999                                        2,733,330
----------------------------------------------------------------------------------------------------------
                     Total                                                                     599,950,707

----------------------------------------------------------------------------------------------------------
Puerto Rico--1.3%

----------------------------------------------------------------------------------------------------------
          8,000,000  Commonwealth of Puerto Rico, Floating Rate Trust Receipts (Series           8,000,000
                     1997) Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)/ (Commerzbank AG,

                     Frankfurt LOC)

----------------------------------------------------------------------------------------------------------
                     Total Investments (at amortized cost)(3)                               $  607,950,707
----------------------------------------------------------------------------------------------------------

(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

  Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

  At October 31, 1999, the portfolio securities were rated as follows:

  TIER RATING BASED ON TOTAL MARKET VALUE (UNAUDITED)

  First Tier  Second Tier
  100%            0%

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 1999, these securities amounted to $13,380,000, which represents 2.2% of net assets.

(3) Also represents cost for federal tax purposes.

Note:  The categories of investments are shown as a percentage of net assets
    ($611,151,273) at October 31, 1999.

The following acronyms are used throughout this portfolio: AMBAC--American Municipal Bond Assurance Corporation AMT--Alternative Minimum Tax BANs--Bond Anticipation Notes CP--Commercial Paper FGIC--Financial Guaranty Insurance Company FSA--Financial Security Assurance HEFA--Health and Education Facilities Authority HFA--Housing Finance Authority IFA--Industrial Finance Authority INS--Insured LIQ(s)--Liquidity Agreement(s) LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance PRF--Prerefunded TOBs--Tender Option Bonds


Assets:
Total investments in securities, at amortized cost and value                                    $  607,950,707
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                   224,818

--------------------------------------------------------------------------------------------------------------
Income receivable                                                                                    3,683,267

--------------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                              25,372

--------------------------------------------------------------------------------------------------------------
Prepaid expenses                                                                                        64,519

--------------------------------------------------------------------------------------------------------------
Total Assets                                                                                       611,948,683

--------------------------------------------------------------------------------------------------------------
Liabilities:

--------------------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                         $  56,198
--------------------------------------------------------------------------------------------------------------
Income distribution payable                                                           690,364

--------------------------------------------------------------------------------------------------------------
Payable for transfer and dividend disbursing agent fees and expenses                   17,992
--------------------------------------------------------------------------------------------------------------
Accrued expenses                                                                       32,856

--------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                                      797,410

--------------------------------------------------------------------------------------------------------------
Net Assets for 611,151,273 shares outstanding                                                   $  611,151,273
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

--------------------------------------------------------------------------------------------------------------
Institutional Service Shares:

--------------------------------------------------------------------------------------------------------------
$411,291,550 / 411,291,550 shares outstanding                                                     $       1.00
--------------------------------------------------------------------------------------------------------------
Boston 1784 Funds Shares:

--------------------------------------------------------------------------------------------------------------
$199,859,723 / 199,859,723 shares outstanding                                                     $       1.00
--------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

Massachusetts Municipal Cash Trust
Statement of Operations

Year Ended October 31, 1999


Investment Income:

----------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                               $16,698,245
----------------------------------------------------------------------------------------------------------------------------------
Expenses:

----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fee                                                                            $ 2,574,407
----------------------------------------------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                              388,221

----------------------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                          27,162

----------------------------------------------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                               104,820
----------------------------------------------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                                3,894

----------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                                                           12,669

----------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                                                               6,676

----------------------------------------------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                              117,376

----------------------------------------------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                                 813,784

----------------------------------------------------------------------------------------------------------------------------------
Shareholder services fee--Boston 1784 Funds Shares                                                     473,469
----------------------------------------------------------------------------------------------------------------------------------
Share registration costs                                                                                10,315

----------------------------------------------------------------------------------------------------------------------------------
Printing and postage                                                                                    29,332

----------------------------------------------------------------------------------------------------------------------------------
Insurance premiums                                                                                      25,814

----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                                                            2,542

----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                       4,590,481

----------------------------------------------------------------------------------------------------------------------------------
Waivers--

----------------------------------------------------------------------------------------------------------------------------------
Waiver of investment advisory fee                                               $(493,904)

----------------------------------------------------------------------------------------------------------------------------------
Waiver of shareholder services fee--Institutional

----------------------------------------------------------------------------------------------------------------------------------
Service Shares                                                                   (790,809)

----------------------------------------------------------------------------------------------------------------------------------
Waiver of shareholder services fee--Boston 1784

----------------------------------------------------------------------------------------------------------------------------------
Funds Shares                                                                     (473,469)

----------------------------------------------------------------------------------------------------------------------------------
Total waivers                                                                                       (1,758,182)

----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                             2,832,299

----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                  $13,865,946

----------------------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

Massachusetts Municipal Cash Trust
Statement of Changes in Net Assets


                                                                        Year Ended October 31,

---------------------------------------------------------------------------------------------------------------
                                                                      1999                         1998
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:

---------------------------------------------------------------------------------------------------------------
Operations--

---------------------------------------------------------------------------------------------------------------
Net investment income                                      $            13,865,946       $           10,788,205
---------------------------------------------------------------------------------------------------------------
Distributions to Shareholders--

---------------------------------------------------------------------------------------------------------------
Distributions from net investment

 income

---------------------------------------------------------------------------------------------------------------
Institutional Service Shares                                            (8,784,162)                  (6,723,838)
---------------------------------------------------------------------------------------------------------------
Boston 1784 Funds Shares                                                (5,081,784)                  (4,064,367)
---------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM

---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS                                          (13,865,946)                 (10,788,205)
---------------------------------------------------------------------------------------------------------------
Share Transactions--

---------------------------------------------------------------------------------------------------------------
Proceeds from sale of shares                                         1,530,820,679                1,191,190,660
---------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to
 shareholders in payment of

---------------------------------------------------------------------------------------------------------------
distributions declared                                                   8,213,858                    5,640,601
---------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                             (1,346,826,355)                (993,594,809)
---------------------------------------------------------------------------------------------------------------
Change in net assets resulting from                                    192,208,182                  203,236,452
 share transactions
---------------------------------------------------------------------------------------------------------------
Change in net assets                                                   192,208,182                  203,236,452
---------------------------------------------------------------------------------------------------------------
Net Assets:

---------------------------------------------------------------------------------------------------------------
Beginning of period                                                    418,943,091                  215,706,639
---------------------------------------------------------------------------------------------------------------
End of period                                              $           611,151,273       $          418,943,091
---------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

Massachusetts Municipal Cash Trust
Notes to Financial Statements

October 31, 1999

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Boston 1784 Funds Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

(3)  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1999, capital paid-in aggregated $611,151,273.

Transactions in shares were as follows:


                                                               Year Ended October 31,

----------------------------------------------------------------------------------------------------
                                                           1999                        1998

----------------------------------------------------------------------------------------------------
Institutional Service Shares:                             Shares                      Shares

----------------------------------------------------------------------------------------------------
Shares sold                                                  1,280,366,882               943,828,322
----------------------------------------------------------------------------------------------------
Shares issued to shareholders in

payment of distributions declared                                3,158,407                 1,573,009
----------------------------------------------------------------------------------------------------
Shares redeemed                                             (1,128,619,379)             (830,885,045)
----------------------------------------------------------------------------------------------------
Net Change Resulting From
Institutional Service Share

Transactions                                                   154,905,910               114,516,286
----------------------------------------------------------------------------------------------------


                                                               Year Ended October 31,

----------------------------------------------------------------------------------------------------
                                                           1999                        1998

----------------------------------------------------------------------------------------------------
Boston 1784 Funds Shares:                                 Shares                      Shares

----------------------------------------------------------------------------------------------------
Shares sold                                                    250,453,797               247,362,338
----------------------------------------------------------------------------------------------------
Shares issued to shareholders
in payment of distributions

declared                                                         5,055,451                 4,067,592
----------------------------------------------------------------------------------------------------
Shares redeemed                                               (218,206,976)             (162,709,764)
----------------------------------------------------------------------------------------------------
Net Change Resulting from
Boston 1784 Funds Share

Transactions                                                    37,302,272                88,720,166
----------------------------------------------------------------------------------------------------
Net Change Resulting from

Share Transactions                                             192,208,182               203,236,452
----------------------------------------------------------------------------------------------------

(4) Investment Advisory Fee and Other Transactions with Affiliates Investment Advisory Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BankBoston, N.A., the Fund will pay BankBoston, N.A. up to 0.25% of average daily net assets of Boston 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and BankBoston, N.A. may voluntarily choose to waive any portion of their fees. FSSC and BankBoston, N.A. can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records, for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $714,240,341 and $677,099,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5)  Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 48.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.5% of total investments.

(6)  Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

(7) Change of Independent Auditors (Unaudited)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP,

Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST AND SHAREHOLDERS OF MASSACHUSETTS MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Massachusetts Municipal Cash Trust (one of the portfolios constituting Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Massachusetts Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP
Boston, Massachusetts
December 16, 1999

Trustees

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
John F. Cunningham

Lawrence D. Ellis, M.D.
Peter E. Madden
Charles F. Mansfield, Jr.

John E. Murray, Jr., J.D., S.J.D.
Marjorie P. Smuts
John S. Walsh

Officers
John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President and Secretary

Richard B. Fisher
Vice President

Richard J. Thomas
Treasurer

Leslie K. Ross
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Annual Report

Money Market Funds

 .  Boston 1784 Tax-Free Money Market Fund
 .  Boston 1784 U.S. Treasury Money

   Market Fund

 .  Boston 1784 Institutional U.S. Treasury
   Money Market Fund

 .  Boston 1784 Prime Money Market Fund
 .  Boston 1784 Institutional Prime Money

   Market Fund

 .  Massachusetts Municipal Cash Trust-Boston 1784 Funds Shares

Bond Funds

 .  Boston 1784 Short-Term Income Fund
 .  Boston 1784 Income Fund

 .  Boston 1784 U.S. Government Medium-Term Income Fund

Tax-Exempt Income Funds

 .  Boston 1784 Tax-Exempt Medium-Term Income Fund
 .  Boston 1784 Connecticut Tax-Exempt Income Fund
 .  Boston 1784 Florida Tax-Exempt Income Fund
 .  Boston 1784 Massachusetts Tax-Exempt Income Fund
 .  Boston 1784 Rhode Island Tax-Exempt

Income Fund

Stock Funds

 .  Boston 1784 Asset Allocation Fund
 .  Boston 1784 Growth and Income Fund
 .  Boston 1784 Growth Fund
 .  Boston 1784 International Equity Fund

For more complete information about other Boston 1784 Funds, please call 1-800-BKB-1784 for a prospectus, which you should read carefully before investing.

Boston 1784 Funds/S/M
P.O. Box 8524
Boston, MA 02266-8524
1-800-BKB-1784
www.boston1784funds.com

Federated Securities Corp. is the
distributor for this Fund.

Cusip 314229832

(Federated use only) G00191-03 (12/99)

                                                                 MF-0192 (12/99)

                            Massachusetts Municipal
                                   Cash Trust

                              [Boston funds logo]
                            Boston 1784 Funds Shares

                                     Annual
                                     Report

                                to Shareholders

October 31, 1999

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Massachusetts Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial Highlights tables are provided for the fund's Institutional Service Shares and Boston 1784 Funds Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Massachusetts state income tax-through a portfolio concentrated in high-quality, short-term Massachusetts municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.03 per share for both Institutional Service Shares and Boston 1784 Funds Shares. The fund's total net assets reached $611.2 million at the end of the reporting period.

Thank you for relying on Massachusetts Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

At the beginning of the reporting period, the fund's average maturity was approximately 55 days. The fund remained in a 45- to 50-day average maturity range over the reporting period, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as U.S. Treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first and second quarters of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-
                   99.5% 1
                   MASSACHUSETTS-98.2%

  $ 23,166,000     ABN AMRO MuniTOPS
                   Certificates Trust
                   (Massachusetts Non-AMT)
                   (Series 1998-12) Weekly
                   VRDNs (Massachusetts Water
                   Resources Authority)/(MBIA
                   INS)/(ABN AMRO Bank N.V.,
                   Amsterdam LIQ)                   $  23,166,000
     3,089,067     Carlisle, MA, 4.00% BANs,
                   7/3/2000                             3,099,062

    14,940,000     Clipper Tax-Exempt
                   Certificates Trust
                   (Massachusetts Non-AMT)
                   (Series 1999-1) Weekly
                   VRDNs (Massachusetts State
                   HFA)/(MBIA INS)/(State
                   Street Bank and Trust Co.
                   LIQ)                                14,940,000

    46,213,470     Clipper Tax-Exempt Trust
                   (Series A) Weekly VRDNs
                   (Massachusetts State
                   Lottery Commission)/(AMBAC
                   INS)/(State Street Bank

                   and Trust Co. LIQ)                  46,213,470
     3,000,000     Commonwealth of
                   Massachusetts, Weekly
                   VRDNs (AMBAC
                   INS)/(Citibank N.A., New

                   York LIQ)                            3,000,000
    15,200,000     Commonwealth of
                   Massachusetts (Series 1997
                   B) Weekly VRDNs
                   (Landesbank Hessen-

                   Thueringen, Frankfurt LIQ)          15,200,000
     1,245,000     Commonwealth of
                   Massachusetts, Floater
                   Certificates (Series 1998-
                   132) Weekly VRDNs (FSA
                   INS)/(Morgan Stanley, Dean
                   Witter Municipal Funding,

                   Inc. LIQ)                            1,245,000
     4,600,000     Commonwealth of
                   Massachusetts Trust
                   Receipts (FR/RI-A36)
                   Weekly VRDNs (MBIA
                   INS)/(Bayerische
                   Hypotheken-und Vereinsbank

                   AG LIQ)                              4,600,000
     4,181,000     Danvers, Massachusetts,
                   4.00% BANs, 7/13/2000                4,195,920
     3,000,000     Dighton-Rehobeth, MA
                   Regional School District,

                   3.53% BANs, 7/6/2000                 3,002,548
     9,800,000     Freetown-Lakeville, MA
                   Regional School District,

                   4.10% BANs, 9/28/2000                9,823,557
     4,000,000     Gardner, MA, 3.36% BANs,
                   12/15/1999                           4,000,377
     5,000,000     Gardner, MA, 3.75% BANs,
                   12/15/1999                           5,002,937
    10,000,000     Holden, MA, 4.25% BANs,
                   3/15/2000                           10,019,960
    10,500,000     Holliston, MA, 4.00% BANs,
                   12/15/1999                          10,509,450
     8,000,000     Marshfield, MA, 3.75%
                   BANs, 11/2/1999                      8,000,048
     6,885,000     Massachusetts Bay Transit
                   Authority (Series 1999)
                   Weekly VRDNs
                   (Commerzbank AG, Frankfurt

                   LIQ)                                 6,885,000

     7,200,000     Massachusetts Bay Transit
                   Authority (Series A) 3.50%

                   BANs, 2/25/2000                      7,201,260
    11,000,000     Massachusetts Bay Transit
                   Authority (Series D) 3.60%
                   CP (Commerzbank AG,
                   Frankfurt and Morgan
                   Guaranty Trust Co., New
                   York LIQs), Mandatory

                   Tender 12/1/1999                    11,000,000
    34,000,000     Massachusetts Bay Transit
                   Authority (Series 1999
                   FR/RI-A36) Weekly VRDNs
                   (Bank of New York, New York

                   LIQ)                                34,000,000

    24,750,000     Massachusetts Bay Transit
                   Authority BOCM Municipal
                   Trust Certificate MTC #34,
                   Weekly VRDNs (FGIC
                   INS)/(Bank One Capital

                   Holdings Corp. LIQ)                 24,750,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MASSACHUSETTS-CONTINUED

  $  3,000,000     Massachusetts Development
                   Finance Agency (Series
                   1998A) Weekly VRDNs (Shady
                   Hill School)/(State Street
                   Bank and Trust Co. LOC)          $   3,000,000
     2,400,000     Massachusetts HEFA, Weekly
                   VRDNs (Harvard University)           2,400,000
     1,750,000     Massachusetts HEFA (Series
                   1999) Weekly VRDNs (CIL
                   Realty of
                   Massachusetts)/(Credit

                   Local de France LOC)                 1,750,000
    15,400,000     Massachusetts HEFA (Series
                   A) Weekly VRDNs (Brigham &
                   Women's
                   Hospital)/(Landesbank
                   Hessen-Thueringen,

                   Frankfurt LOC)                      15,400,000
     1,800,000     Massachusetts HEFA (Series
                   B) Weekly VRDNs (Clark
                   University)/

                   (Fleet Bank N.A. LOC)                1,800,000
     4,525,000     Massachusetts HEFA (Series
                   B) Weekly VRDNs (Endicott
                   College)/

                   (BankBoston, N.A. LOC)               4,525,000
    12,545,000     Massachusetts HEFA (Series
                   B) Weekly VRDNs (Hallmark
                   Health System)/
                   (FSA INS)/(Fleet National

                   Bank, Springfield, MA LIQ)          12,545,000
    10,000,000     Massachusetts HEFA (Series
                   F) Weekly VRDNs
                   (Children's Hospital of
                   Boston)/(Landesbank
                   Hessen-Thueringen,

                   Frankfurt LIQ)                      10,000,000
     9,420,000     Massachusetts HEFA (Series
                   I) Weekly VRDNs (Harvard

                   University)                          9,420,000
     7,000,000     Massachusetts HEFA, 3.50%
                   CP (Harvard University)

                   Mandatory Tender 11/1/1999           7,000,000
     2,450,000     Massachusetts HEFA,
                   Floater Certificates
                   (Series 1998-80) Weekly
                   VRDNs (Stonehill
                   College)/(MBIA
                   INS)/(Morgan Stanley, Dean
                   Witter Municipal Funding,

                   Inc. LIQ)                            2,450,000
     1,800,000     Massachusetts IFA (Series
                   1992) Weekly VRDNs
                   (Holyoke Water Power
                   Co.)/(Canadian Imperial

                   Bank of Commerce LOC)                1,800,000
    10,000,000     Massachusetts IFA (Series
                   1992B) 3.40% CP (New
                   England Power Co.)
                   Mandatory Tender

                   11/17/1999                          10,000,000

    10,000,000     Massachusetts IFA (Series
                   1992B) 3.70% CP (New
                   England Power Co.)

                   Mandatory Tender 2/28/2000          10,000,000
     6,000,000     Massachusetts IFA (Series
                   1992B) 3.70% CP (New
                   England Power Co.)

                   Mandatory Tender 2/29/2000           6,000,000
     5,900,000     Massachusetts IFA (Series
                   1994) Weekly VRDNs (Nova
                   Realty Trust)/(Fleet
                   National Bank,

                   Springfield, MA LOC)                 5,900,000
     5,925,000     Massachusetts IFA (Series
                   1995) Weekly VRDNs
                   (Goddard House)/

                   (Fleet Bank N.A. LOC)                5,925,000
     7,200,000     Massachusetts IFA (Series
                   1995) Weekly VRDNs
                   (Whitehead Institute for

                   Biomedical Research)                 7,200,000
     6,919,000     Massachusetts IFA (Series
                   1996) Weekly VRDNs
                   (Newbury College)/

                   (BankBoston, N.A. LOC)               6,919,000
     2,500,000     Massachusetts IFA (Series
                   1997) Weekly VRDNs (Massachusetts Society for the Prevention
                   of Cruelty to Animals)/(Fleet National Bank,

                   Springfield, MA LOC)                 2,500,000
     5,885,000     Massachusetts IFA (Series
                   1997) Weekly VRDNs (Mount
                   Ida College)/(Credit Local

                   de France LOC)                       5,885,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MASSACHUSETTS-CONTINUED

 $   5,965,000     Massachusetts IFA (Series
                   1998A) Weekly VRDNs (JHC
                   Assisted Living
                   Corp.)/(Fleet National
                   Bank, Springfield, MA LOC)       $   5,965,000
     1,225,000     Massachusetts IFA (Series
                   A) Weekly VRDNs (Hockomock
                   YMCA)/(Bank of Nova

                   Scotia, Toronto LOC)                 1,225,000
     9,740,000     Massachusetts IFA (Series
                   B) Weekly VRDNs (Williston
                   North Hampton
                   School)/(Fleet National

                   Bank, Springfield, MA LOC)           9,740,000
    14,000,000     Massachusetts Municipal
                   Wholesale Electric Co.,
                   Power Supply System
                   Revenue Bonds (Series 1994
                   C) Weekly VRDNs (Canadian
                   Imperial Bank of Commerce

                   LOC)                                14,000,000
     9,290,000   2 Massachusetts State HFA,
                   PT-162, 3.25% TOBs (MBIA
                   INS)/(Banque Nationale de
                   Paris LIQ), Optional

                   Tender 2/10/2000                     9,290,000
     3,255,000     Massachusetts State
                   (Series 1999 SG 126) Weekly
                   VRDNs (Societe Generale,

                   Paris LIQ)                           3,255,000
    27,545,000     Massachusetts Turnpike
                   Authority, Variable Rate
                   Certificates (Series
                   1997N) Weekly VRDNs (MBIA
                   INS)/(Bank of America,

                   N.A. LIQ)                           27,545,000

     4,090,000  2  Massachusetts Water
                   Pollution Abatement Trust
                   Pool (PT-1185) 3.80% TOBs
                   (Merrill Lynch Capital
                   Services, Inc. LIQ)
                   Optional Tender 9/7/2000             4,090,000
    10,000,000     Massachusetts Water
                   Resources Authority
                   (Series 1994) 3.50% CP
                   (Morgan Guaranty Trust
                   Co., New York LOC)

                   Mandatory Tender 1/20/2000          10,000,000
     4,200,000     Massachusetts Water
                   Resources Authority
                   (Series 1994) 3.60% CP
                   (Morgan Guaranty Trust
                   Co., New York LOC)

                   Mandatory Tender 1/27/2000           4,200,000
     5,500,000     Massachusetts Water
                   Resources Authority
                   (Series 1999B) Weekly
                   VRDNs (Landesbank Hessen-

                   Thueringen, Frankfurt LOC)           5,500,000
     2,110,000     Massachusetts Water
                   Resources Authority
                   (Series A) Bonds (United
                   States Treasury PRF)

                   7.625%, 4/1/2000 (@102)              2,168,408
     4,403,100     Maynard, MA, 4.25% BANs,
                   9/29/2000                            4,418,526
     1,940,000     Medway, MA, 3.32% BANs,
                   3/14/2000                            1,940,477
    15,000,000     Middleborough, MA, 4.00%
                   BANs, 12/29/1999                    15,016,050
    14,662,345     Middleborough, MA, 4.05%
                   BANs, 12/29/1999                    14,672,653
     5,025,000     New England Educational
                   Loan Marketing Corp.,
                   Series H, Bonds, 4.75%

                   12/1/1999                            5,031,130
     2,426,250     Newbury, MA, 4.00% BANs,
                   8/11/2000                            2,432,611
     3,350,000     Norwood, MA, 4.00% BANs,
                   8/16/2000                            3,358,910
     8,000,000     Pittsfield, MA, 4.25%
                   BANs, 9/15/2000                      8,031,970
     2,651,000     Randolph, MA, 4.00% BANs,
                   6/16/2000                            2,654,996
     3,500,000     Richmond, MA, 3.75% BANs,
                   6/1/2000                             3,507,496
     5,270,000     South Hadley, MA, 4.15%
                   BANs, 8/11/2000                      5,287,763
     6,250,000     Springfield, MA, 4.25%
                   BANs (Fleet National Bank,
                   Springfield, MA LOC)

                   3/2/2000                             6,263,365
     9,300,000     Sterling, MA, 3.75% BANs,
                   2/25/2000                            9,307,192
     2,141,500     Stoughton, MA, 3.20% BANs,
                   12/16/1999                           2,141,865

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MASSACHUSETTS-CONTINUED
 $   1,424,000     Stow, MA, 3.50% BANs,

                   2/15/2000                        $   1,425,199
     1,993,818     Stow, MA, 3.50% BANs,
                   2/4/2000                             1,995,827
     7,000,000     Topsfield, MA, 4.25% BANs,
                   9/22/2000                            7,034,261
     3,000,000     Westfield, MA, 4.00% BANs,
                   2/1/2000                             3,003,302
    11,000,000     Westford, MA, 3.50% BANs,
                   4/14/2000                           11,016,807

     6,120,000     Weymouth, MA Housing
                   Authority, PT 1062, Weekly
                   VRDNs (Queen Ann
                   Apartments)/(Merrill Lynch
                   Capital Services, Inc.
                   LIQ)/(Merrill Lynch
                   Capital Services, Inc.
                   LOC)                                 6,120,000
     3,300,000     Weymouth, MA, 3.50% BANs,
                   4/12/2000                            3,304,980
     2,733,000     Yarmouth, MA, 3.50% BANs,
                   11/19/1999                           2,733,330
                   TOTAL                              599,950,707

                   PUERTO RICO-1.3%

     8,000,000     Commonwealth of Puerto
                   Rico, Floating Rate Trust
                   Receipts (Series 1997)
                   Weekly VRDNs (Commerzbank
                   AG, Frankfurt
                   LIQ)/(Commerzbank AG,

                   Frankfurt LOC)                       8,000,000
                   TOTAL INVESTMENTS (AT
                   AMORTIZED COST) 3                $ 607,950,707


1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)



FIRST TIER   SECOND TIER

100%         0%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $13,380,000, which represents 2.2% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($611,151,273) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes CP -Commercial Paper FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority IFA -Industrial Finance Authority INS -Insured LIQ(s) -Liquidity Agreement(s) LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PRF -Prerefunded TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 607,950,707
Cash                                                  224,818
Income receivable                                   3,683,267
Receivable for shares sold                             25,372
Prepaid expenses                                       64,519
TOTAL ASSETS                                      611,948,683
LIABILITIES:

Payable for shares

redeemed                        $  56,198
Income distribution
payable                           690,364
Payable for transfer and
dividend disbursing agent
fees and expenses                  17,992
Accrued expenses                   32,856
TOTAL LIABILITIES                                     797,410
Net assets for 611,151,273
shares outstanding                              $ 611,151,273
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SERVICE

SHARES:
$411,291,550 / 411,291,550

shares outstanding                                      $1.00
BOSTON 1784 FUNDS SHARES:

$199,859,723 / 199,859,723

shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                                            $ 16,698,245

EXPENSES:

Investment advisory fee                          $  2,574,407
Administrative personnel
and services fee                                      388,221
Custodian fees                                         27,162
Transfer and dividend
disbursing agent fees and
expenses                                              104,820
Directors'/Trustees' fees                               3,894
Auditing fees                                          12,669
Legal fees                                              6,676
Portfolio accounting fees                             117,376
Shareholder services fee -
Institutional Service
Shares                                                813,784
Shareholder services fee -
Boston 1784 Funds Shares                              473,469
Share registration costs                               10,315
Printing and postage                                   29,332
Insurance premiums                                     25,814
Miscellaneous                                           2,542
TOTAL EXPENSES                                      4,590,481
WAIVERS:
Waiver of investment
advisory fee                    $  (493,904)
Waiver of shareholder
services fee -
Institutional Service
Shares                             (790,809)
Waiver of shareholder
services fee - Boston 1784
Funds Shares                       (473,469)
TOTAL WAIVERS                                      (1,758,182)
Net expenses                                                           2,832,299
Net investment income                                              $  13,865,946


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31                       1999                  1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     13,865,946       $    10,788,205
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income

Institutional Service

Shares                                (8,784,162)           (6,723,838)
Boston 1784 Funds Shares              (5,081,784)           (4,064,367)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (13,865,946)          (10,788,205)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,530,820,679         1,191,190,660
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 8,213,858             5,640,601
Cost of shares redeemed           (1,346,826,355)         (993,594,809)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         192,208,182           203,236,452
Change in net assets                 192,208,182           203,236,452
NET ASSETS:

Beginning of period                  418,943,091           215,706,639
End of period                   $    611,151,273       $   418,943,091


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                         1999         1998         1997         1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00        $1.00        $1.00        $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.03         0.03         0.03         0.03        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)       (0.03)       (0.03)       (0.03)      (0.03)
NET ASSET VALUE, END OF PERIOD               $1.00        $1.00        $1.00        $1.00       $1.00
TOTAL RETURN 1                                2.71%        3.04%        3.09%        3.07%       3.34%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                    0.90%        0.91%        0.95%        0.97%       1.00%
Net investment income 2                       2.35%        2.62%        2.65%        2.60%       2.85%
Expenses (after waivers)                      0.56%        0.55%        0.55%        0.55%       0.55%
Net investment income (after waivers)         2.69%        2.98%        3.05%        3.02%       3.30%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)   $411,292     $256,386     $141,869     $119,739     $99,628


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Boston 1784 Funds Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                          1999         1998        1997        1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD          $1.00        $1.00       $1.00       $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03        0.03        0.03        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)      (0.03)      (0.03)      (0.03)
NET ASSET VALUE, END OF PERIOD                $1.00        $1.00       $1.00       $1.00       $1.00
TOTAL RETURN 1                                 2.70%        3.03%       3.07%       3.05%       3.30%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     0.91%        0.93%       0.96%       1.00%       1.05%
Net investment income 2                        2.32%        2.61%       2.64%       2.59%       2.80%
Expenses (after waivers)                       0.56%        0.57%       0.57%       0.58%       0.60%
Net investment income (after waivers)          2.67%        2.97%       3.03%       3.01%       3.25%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $199,860     $162,557     $73,837     $54,667     $46,580


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Boston 1784 Funds Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1999, capital paid-in aggregated $611,151,273.

Transactions in shares were as follows:



YEAR ENDED OCTOBER 31                   1999             1998
INSTITUTIONAL SERVICE

SHARES:

Shares sold                    1,280,366,882      943,828,322
Shares issued to
shareholders in payment of
distributions declared             3,158,407        1,573,009
Shares redeemed               (1,128,619,379)    (830,885,045)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS               154,905,910      114,516,286


YEAR ENDED OCTOBER 31                   1999             1998
BOSTON 1784 FUNDS SHARES:

Shares sold                      250,453,797      247,362,338
Shares issued to
shareholders in payment of
distributions declared             5,055,451        4,067,592
Shares redeemed                 (218,206,976)    (162,709,764)
NET CHANGE RESULTING FROM
BOSTON 1784 FUNDS SHARE

TRANSACTIONS                      37,302,272       88,720,166
NET CHANGE RESULTING FROM

SHARE TRANSACTIONS               192,208,182      203,236,452


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BankBoston, N.A., the Fund will pay BankBoston, N.A., up to 0.25% of average daily net assets of the Boston 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and BankBoston, N.A. may voluntarily choose to waive any portion of their fees. FSSC and BankBoston, N.A. can modify or terminate these voluntary waivers at any time at their sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $714,240,341 and $677,099,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 48.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.5% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF MASSACHUSETTS MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Massachusetts Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Massachusetts Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Massachusetts Municipal Cash Trust

ANNUAL REPORT

TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 Massachusetts Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229303

Cusip 314229832

G00191-04 (12/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Maryland Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income - free from federal regular income tax and Maryland personal income tax - through a portfolio concentrated in high-quality, short-term Maryland municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends of $0.03 per share.

The fund's net assets reached $46.7 million at the end of the reporting period.

Thank you for relying on Maryland Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Michael Sirianni, Jr., Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

At the beginning of the reporting period, the fund's average maturity was approximately 47 days. The fund remained in a 45- to 50-day average maturity range over the reporting period, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as U.S. Treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first and second quarters of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                                VALUE

                SHORT-TERM MUNICIPALS-
                99.1% 1
                MARYLAND-99.1%

  $ 2,000,000   Anne Arundel County, MD,
                EDRB (Series 1988) 3.80% CP
                (Baltimore Gas & Electric
                Co.), Mandatory Tender
                2/11/2000                        $  2,000,000
    2,075,000   Baltimore County, MD IDA
                (Series 1994A) Weekly
                VRDNs (Pitts Realty
                Limited Partnership)/(PNC

                Bank, Delaware LOC)                 2,075,000
    2,100,000   Baltimore County, MD Port
                Facility Monthly VRDNs
                (Occidental Petroleum
                Corp.)/(Morgan Guaranty

                Trust Co., New York LOC)            2,100,000
    1,450,000   Baltimore County, MD,
                Revenue Bonds (1994 Issue)
                Weekly VRDNs (Direct
                Marketing Associates, Inc.

                Facility)/(Allfirst LOC)            1,450,000
    1,000,000   Baltimore, MD PCR Weekly
                VRDNs (SCM Plants,
                Inc.)/(Barclays Bank PLC,

                London LOC)                         1,000,000
      500,000   Baltimore, MD Wastewater
                (Series A) 6.50% Bonds
                (United States Treasury

                PRF), 7/1/2000                        508,901

    2,000,000   Baltimore, MD Water
                Utility (Series A) 6.50%
                Bonds (United States

                Treasury PRF), 7/1/2000             2,034,399
    1,000,000   Carroll County, MD,
                Variable Rate Economic
                Development Refunding
                Revenue Bonds (Series
                1995B) Weekly VRDNs
                (Evapco, Inc.
                Project)/(Bank of America,

                N.A. LOC)                           1,000,000

    1,000,000   Frederick County, MD
                (Series 1997E) Weekly
                VRDNs (Buckinghams Choice,
                Inc.)/(LaSalle National

                Bank, Chicago LOC)                  1,000,000
    2,170,000   Harford County, MD, EDRB
                (Series 1996) Weekly VRDNs
                (Citrus and Allied
                Essences Ltd.)/(Allfirst

                LOC)                                2,170,000

    1,750,000   Maryland EDC, Tax Exempt
                Adjustable Mode IDRBs
                (Series 1998) Weekly VRDNs
                (Morrison Health Care,
                Inc.)/(Wachovia Bank of

                NC, N.A. LOC)                       1,750,000

      840,000   Maryland EDC, Variable
                Rate Demand/Fixed Rate
                Refunding Revenue Bonds
                (1997 Issue) Weekly VRDNs
                (Jenkins Memorial Nursing

                Home, Inc.

                Facility)/(Allfirst LOC)              840,000
    1,000,000   Maryland Health & Higher
                Educational Facilities
                Authority, 6.75% Bonds
                (Francis Scott Key Medical
                Center)/(United States

                Treasury PRF), 7/1/2000             1,042,167
    4,375,000   Maryland Industrial
                Development Financing
                Authority, Special
                Facility Airport Revenue
                Bonds (Series 1999) 3.35%
                TOBs (Signature Flight
                Support Corp.)/(Bayerische
                Landesbank Girozentrale
                LOC), Optional Tender

                12/1/1999                           4,375,000

    1,920,000   Maryland State Community
                Development
                Administration, (Series
                1990A) Weekly VRDNs
                (College

                Estates)/(Allfirst LOC)             1,920,000
    1,950,000   Maryland State Community
                Development
                Administration, (Series
                1990B) Weekly VRDNs
                (Cherry Hill Apartment
                Ltd.)/(Bank of America,

                N.A. LOC)                           1,950,000

    1,800,000   Maryland State Energy
                Financing Administration,
                Annual Tender Solid Waste
                Disposal Revenue Refunding
                Bonds, 4.35% TOBs (Nevamar
                Corp.)/(International
                Paper Co. GTD), Optional
                Tender 9/1/2000                     1,800,000

PRINCIPAL

AMOUNT                                              VALUE

                SHORT-TERM MUNICIPALS-

                continued 1

                MARYLAND-CONTINUED

 $  2,125,000   Maryland State Energy
                Financing Administration,
                Limited Obligation
                Variable Rate Demand
                Revenue Bonds (Series
                1996) Weekly VRDNs
                (Keywell LLC)/(Bank of
                America, N.A. LOC)              $   2,125,000
    1,740,000   Maryland State IDFA, (1994
                Issue) Weekly VRDNs
                (Baltimore International
                Culinary College
                Foundation, Inc.)/(Crestar
                Bank of Virginia, Richmond

                LOC)                                1,740,000

    1,000,000   Maryland State IDFA, EDRBs
                (Series 1996) Weekly VRDNs
                (Townsend Culinary,
                Inc.)/(SunTrust Bank,

                Atlanta LOC)                        1,000,000
    3,300,000   Maryland State IDFA,
                Economic Development
                Revenue Refunding Bonds
                (Series 1994) Weekly VRDNs

                (Johnson Controls, Inc.)            3,300,000
    1,000,000   Maryland State IDFA,
                Limited Obligation EDRBs
                (Series 1994) Weekly VRDNs
                (Rock-Tenn Converting
                Co.)/(SunTrust Bank,

                Atlanta LOC)                        1,000,000
    1,170,000   Montgomery County, MD
                Weekly VRDNs (Information
                Systems and Networks
                Corp.)/(PNC Bank, N.A.

                LOC)                                1,170,000
    1,345,000   Prince George's County,
                MD, Equipment Acquisition
                Program, 3.50% Bonds

                (MBIA INS) 11/1/1999                1,345,000

    2,500,000   Queen Annes County, MD EDR
                (Series 1994) 3.35% TOBs
                (Safeway,
                Inc.)/(Bankers Trust Co.,
                New York LOC) Mandatory
                Tender 12/1/1999                    2,500,000
    1,000,000   Washington Suburban
                Sanitation District, MD,
                6.90% Bonds (United States

                Treasury PRF) 6/1/2000              1,040,241
    1,000,000   Washington Suburban
                Sanitation District, MD,
                6.90% Bonds (United States

                Treasury PRF) 6/1/2000              1,040,060
    1,000,000   Wicomico County, MD, EDRB
                (Series 1994) Weekly VRDNs
                (Field Container
                Co. LP)/(Northern Trust

                Co., Chicago, IL LOC)               1,000,000
                TOTAL INVESTMENTS (AT
                AMORTIZED COST) 2                $ 46,275,768


 Securities that are subject to alternative minimum tax represent 57.9% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG1-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1999, the portfolio securities were rated as follows:

 Tier Rating Percentage Based on Total Market Value (Unaudited)



FIRST TIER   SECOND  TIER

96.1%        3.9%


2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($46,707,257) at October 31, 1999.

The following acronyms are used throughout this portfolio:



CP -Commercial Paper EDC -Economic Development Commission EDR -Economic Development Revenue EDRB(s) -Economic Development Revenue Bond(s) GTD -Guaranteed IDA -Industrial Development Authority IDRBs -Industrial Development Revenue Bonds IDFA -Industrial Development Finance Authority INS -Insured LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCR -Pollution Control Revenue PRF -Prerefunded TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                              $ 46,275,768
Cash                                             113,864
Income receivable                                360,932
Receivable for shares sold                            74
TOTAL ASSETS                                  46,750,638
LIABILITIES:

Payable for shares

redeemed                       $  2,401
Income distribution
payable                          15,053
Accrued expenses                 25,927
TOTAL LIABILITIES                                 43,381
Net assets for 46,707,257
shares outstanding                          $ 46,707,257
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$46,707,257 / 46,707,257

shares outstanding                                 $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                                         $ 1,996,040
EXPENSES:

Investment advisory fee                         $  296,658
Administrative personnel
and services fee                                   125,000
Custodian fees                                       3,232
Transfer and dividend
disbursing agent fees and
expenses                                            35,777
Directors'/Trustees' fees                            1,885
Auditing fees                                       12,236
Legal fees                                           5,136
Portfolio accounting fees                           40,171
Shareholder services fee                           148,329
Share registration costs                            19,435
Printing and postage                                10,976
Insurance premiums                                   5,360
Miscellaneous                                        7,519
TOTAL EXPENSES                                     711,714
WAIVERS:
Waiver of investment
advisory fee                   $ (287,632)
Waiver of shareholder
services fee                       (5,933)
TOTAL WAIVERS                                     (293,565)
Net expenses                                                         418,149
Net investment income                                           $  1,577,891


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31             1999                 1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    1,577,891       $    1,724,927
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                   (1,577,891)          (1,724,927)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             192,137,306          162,453,813
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,216,922            1,432,310
Cost of shares redeemed           (212,783,291)        (143,324,566)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       (19,429,063)          20,561,557
Change in net assets               (19,429,063)          20,561,557
NET ASSETS:

Beginning of period                 66,136,320           45,574,763
End of period                   $   46,707,257       $   66,136,320


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31             1999        1998        1997        1996        1995
NET ASSET VALUE, BEGINNING

OF PERIOD                      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.03        0.03        0.03        0.03        0.03
LESS DISTRIBUTIONS:

Distributions from net

investment income               (0.03)      (0.03)      (0.03)      (0.03)      (0.03)
NET ASSET VALUE, END OF

PERIOD                         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                   2.69%       3.05%       3.10%       3.11%       3.36%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 2                       1.20%       1.21%       1.32%       1.30%       1.15%
Net investment income 2          2.16%       2.49%       2.42%       2.44%       2.80%
Expenses (after waivers
and reimbursements)              0.70%       0.70%       0.69%       0.65%       0.65%
Net investment income
(after waivers
and reimbursements)              2.66%       3.00%       3.05%       3.09%       3.30%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $46,707     $66,136     $45,575     $54,286     $51,400


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1999, capital paid-in aggregated $46,707,257.

Transactions in shares were as follows:



YEAR ENDED OCTOBER 31             1999             1998
Shares sold                    192,137,306      162,453,813
Shares issued to
shareholders in payment of
distributions declared           1,216,922        1,432,310
Shares redeemed               (212,783,291)    (143,324,566)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS             (19,429,063)      20,561,557


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $162,495,000 and $184,301,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 76.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.8% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Items 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF MARYLAND MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Maryland Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maryland Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Maryland Municipal Cash Trust

ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 Maryland Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229774
G01175-02 (12/99)

 [Graphic]


ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Michigan Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income-free from federal regular income tax and Michigan personal income tax-through a portfolio concentrated in high-quality, short-term Michigan municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.03 per share to shareholders of the fund's Institutional Shares and Institutional Service Shares. The fund's net assets totaled $201.5 million at the end of the reporting period.

Thank you for relying on Michigan Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November. Each time the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the reporting period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 3.50% range in April due to traditional tax season selling pressures. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long- term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

At the beginning of the reporting period, the fund's average maturity was approximately 46 days. The fund remained in a 45- to 50-day average maturity target range over the reporting period, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as U.S. Treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are tight and productivity gains are narrowing, will likely remain on hold until the first quarter of the new year. Additionally, it is positioned for the next move to be a tightening. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-
                 99.3% 1
                 MICHIGAN-98.3%

  $    800,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (Michigan Non-AMT) (Series
                 1998-11) Weekly VRDNs
                 (DeWitt, MI Public
                 Schools)/(FSA INS)/(ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)                             $     800,000
     4,000,000   ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series
                 1998-13) Weekly VRDNs (Michigan State Trunk Line)/(MBIA
                 INS)/(ABN AMRO

                 Bank N.V., Amsterdam LIQ)            4,000,000
     1,085,000   Ann Arbor, MI Public School
                 District, 7.00% Bonds
                 (Michigan State GTD),

                 5/1/2000                             1,105,275
     3,600,000   Auburn Hills, MI EDC,
                 Limited Obligation Multi-
                 Option Revenue Bonds
                 (Series 1995) Weekly VRDNs
                 (Suburban Tool,
                 Inc.)/(Huntington National

                 Bank, Columbus, OH LOC)              3,600,000
     1,000,000   Brighton, MI Area School
                 District, 3.50% Bonds (FSA
                 INS) 5/1/2000                        1,001,691

     5,700,000   Bruce Township, MI
                 Hospital Finance
                 Authority, Adjustable Rate
                 Tender Securities (Series
                 1988B) 3.15% TOBs (Sisters
                 of Charity Health Care
                 System)/(MBIA INS)/(Morgan
                 Guaranty Trust Co., New
                 York LIQ), Optional Tender
                 11/1/1999                            5,700,000
     3,800,000   Cornell, MI EDC,
                 Industrial Development
                 Revenue Refunding Bonds
                 (Series 1990) 3.55% CP
                 (Mead-Escanaba Paper Co.
                 Project)/(Credit Suisse
                 First Boston LOC)

                 Mandatory Tender 2/14/2000           3,800,000
     1,200,000   Dearborn, MI EDC (Series
                 1990) Weekly VRDNs
                 (Exhibit Productions, Inc.
                 Project)/(Comerica Bank

                 LOC)                                 1,200,000

     5,000,000   Detroit, MI City School
                 District (Series 1999)
                 4.00% TANs (Michigan State

                 GTD) 6/1/2000                        5,022,543
     2,850,000   Detroit MI (Series A) 8.70%
                 Bonds (United States
                 Treasury PRF), 4/1/2000
                 (@102)  2,970,245

     1,500,000   Grand Rapids, MI EDC,
                 Economic Development
                 Revenue Refunding Bonds
                 (Series 1991-A) Weekly
                 VRDNs (Amway Hotel
                 Corp.)/(Michigan National
                 Bank, Farmington Hills
                 LOC)                                 1,500,000

     3,000,000   Grand Rapids, MI IDR
                 (Series 1999) Weekly VRDNs
                 (Kent Quality Foods,
                 Inc.)/(Firstar Bank,

                 Milwaukee LOC)                       3,000,000
     1,500,000   Michigan Higher Education
                 Facilities Authority
                 (Series 1999) Daily VRDNs
                 (Concordia College, Ann
                 Arbor MI)/(Allied Irish

                 Banks PLC LOC)                       1,500,000
     3,400,000   Michigan Higher Education
                 Student Loan Authority
                 (Series XII-D) Weekly
                 VRDNs (AMBAC INS)/(KBC

                 Bancassurance Holding LIQ)           3,400,000
     1,400,000   Michigan Higher Education
                 Student Loan Authority,
                 Refunding Revenue Bonds
                 (Series X11-B) Weekly
                 VRDNs (AMBAC INS)/ (KBC

                 Bancassurance Holding LIQ)           1,400,000
     3,100,000   Michigan Job Development
                 Authority, Limited
                 Obligation Revenue Bonds
                 Weekly VRDNs (Andersons
                 Project)/(Credit Lyonnais,

                 Paris LOC)                           3,100,000
     2,420,000   Michigan State Building
                 Authority (Series 1) 3.90%
                 CP (Canadian Imperial Bank
                 of Commerce LOC) Mandatory

                 Tender 1/12/2000                     2,420,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 MICHIGAN-CONTINUED

 $   5,000,000   Michigan State Hospital
                 Finance Authority, MERLOTS
                 (Series X) Weekly VRDNs
                 (Detroit Medical Center
                 Obligated Group)/(AMBAC
                 INS)/(First Union National
                 Bank, Charlotte, NC LIQ)        $    5,000,000
     4,950,000 2 Michigan State Hospital
                 Finance Authority (Series
                 1993A) PT-169, 3.25% TOBs
                 (St. John Hospital,
                 MI)/(AMBAC INS)/(Banco
                 Santander SA LIQ),

                 Optional Tender 4/6/2000             4,950,000
     3,110,000   Michigan State Housing
                 Development Authority (Series 1990N) Weekly VRDNs (FSA
                 INS)/(CDC Municipal Products, Inc.

                 LIQ)                                 3,110,000

     3,835,000   Michigan State Housing
                 Development Authority
                 (Series 1999A) 3.20% TOBs,

                 Mandatory Tender 6/1/2000            3,835,000
     7,695,000   Michigan State Housing
                 Development Authority,
                 MERLOTS (Series G) Weekly
                 VRDNs (MBIA INS)/(First
                 Union National Bank,

                 Charlotte, NC LIQ)                   7,896,532
     5,640,000 2 Michigan State Housing
                 Development Authority, PA-
                 497R, 3.20% TOBs (Merrill
                 Lynch Capital Services,
                 Inc. LIQ) Mandatory Tender

                 3/9/2000                             5,640,000

     2,100,000   Michigan State Housing
                 Development Authority,
                 Revenue Bonds (Series A)
                 3.60% CP (Landesbank
                 Hessen-Thueringen,
                 Frankfurt LOC) Mandatory

                 Tender 3/8/2000                      2,100,000
     6,000,000   Michigan State Housing
                 Development Authority
                 (Series B) 3.00% TOBs,

                 Mandatory Tender 12/1/1999           6,000,000
     2,600,000   Michigan Strategic Fund
                 Weekly VRDNs (Ace Hi
                 Displays, Inc.)/(Firstar

                 Bank, Milwaukee LOC)                 2,600,000
     4,500,000   Michigan Strategic Fund
                 Weekly VRDNs (DSP
                 Technology,

                 Inc.)/(Comerica Bank LOC)            4,500,000
     5,300,000   Michigan Strategic Fund
                 Weekly VRDNs (Tesco
                 Engineering)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)           5,300,000
     5,495,000   Michigan Strategic Fund
                 Weekly VRDNs (United
                 Fixtures Co.)/(Bankers

                 Trust Co., New York LOC)             5,495,000
     6,835,000   Michigan Strategic Fund
                 (Series 1991) Weekly VRDNs
                 (AGA Gas, Inc.)/(Svenska
                 Handelsbanken, Stockholm

                 LOC)                                 6,835,000

       700,000   Michigan Strategic Fund
                 (Series 1995) Weekly VRDNs
                 (Rood Industries, Inc.
                 Project)/(Bank One,

                 Michigan LOC)                          700,000
     2,025,000   Michigan Strategic Fund
                 (Series 1998) Weekly VRDNs
                 (Wolverine
                 Printing)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                              2,025,000

     5,400,000   Michigan Strategic Fund
                 (Series 1999) Weekly VRDNs

                 (DW Aluminum,

                 LLC)/(KeyBank, N.A. LOC)             5,400,000
     3,000,000   Michigan Strategic Fund
                 (Series 1999) Weekly VRDNs
                 (Fab-All Manufacturing,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 3,000,000
     1,400,000   Michigan Strategic Fund,
                 Adjustable Rate Demand
                 IDRBs Weekly VRDNs (Bruin
                 Land Holdings
                 LLC)/(Huntington National

                 Bank, Columbus, OH LOC)              1,400,000
     1,530,000   Michigan Strategic Fund,
                 Adjustable Rate Demand
                 Notes (Series 1998) Weekly
                 VRDNs (Wolverine
                 Leasing)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                              1,530,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 MICHIGAN-CONTINUED
 $   2,500,000   Michigan Strategic Fund,

                 Adjustable Rate Limited
                 Obligation Revenue and
                 Revenue Refunding Bonds
                 (Series 1996) Weekly VRDNs
                 (C-Tec, Inc.)/(SunTrust

                 Bank, Atlanta LOC)              $    2,500,000
       770,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1995) Weekly
                 VRDNs (Rowe Thomas Company
                 Project)/(Comerica Bank,

                 Detroit, MI LOC)                       770,000
     1,000,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1994) Weekly
                 VRDNs (Wilkie Metal
                 Products, Inc.)/(Norwest

                 Bank Minnesota, N.A. LOC)            1,000,000
     3,440,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1995) Weekly
                 VRDNs (Bear Lake
                 Associates Project)/(Old
                 Kent Bank & Trust Co.,

                 Grand Rapids LOC)                    3,440,000
       640,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1995) Weekly
                 VRDNs (Hercules Drawn
                 Steel Corporation
                 Project)/(KeyBank, N.A.

                 LOC)                                   640,000
     3,460,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1995) Weekly
                 VRDNs (J.R. Automation
                 Technologies Project)/(Old
                 Kent Bank & Trust Co.,

                 Grand Rapids LOC)                    3,460,000
       850,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1995) Weekly
                 VRDNs (RSR Project)/(Old
                 Kent Bank & Trust Co.,

                 Grand Rapids LOC)                      850,000
     4,710,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1995) Weekly
                 VRDNs (Wayne Disposal-

                 Oakland, Inc.
                 Project)/(Comerica Bank,

                 Detroit, MI LOC)                     4,710,000
       700,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1996) Weekly
                 VRDNs (ACI Properties, LLC
                 Project)/ (Comerica Bank,

                 Detroit, MI LOC)                       700,000
       830,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1996) Weekly

                 VRDNs (Akemi,
                 Inc.)/(Comerica Bank,

                 Detroit, MI LOC)                       830,000
       895,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1996) Weekly
                 VRDNs (Echo Properties,
                 LLC Project)/(Comerica

                 Bank, Detroit, MI LOC)                 895,000
     2,100,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1996) Weekly
                 VRDNs (G & T Real Estate
                 Investments Co.,
                 LLC)/(Bank One, Michigan

                 LOC)                                 2,100,000
       840,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1996) Weekly
                 VRDNs (Inalfa-Hollandia,
                 Inc.)/(Comerica Bank,

                 Detroit, MI LOC)                       840,000
     3,000,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1996) Weekly
                 VRDNs (RMT Woodworth,
                 Inc.)/(Comerica Bank,

                 Detroit, MI LOC)                     3,000,000
     3,350,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds (Series 1997) Weekly
                 VRDNs (Enprotech
                 Mechanical Services,
                 Inc.)/(Michigan National
                 Bank, Farmington Hills

                 LOC)                                 3,350,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 MICHIGAN-CONTINUED
 $   4,000,000   Michigan Strategic Fund,

                 Limited Obligation Revenue
                 Bonds (Series 1999) Weekly
                 VRDNs (J. G. Kern

                 Enterprises,
                 Inc.)/(Michigan National
                 Bank, Farmington

                 Hills LOC)                      $    4,000,000
     5,040,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds Weekly VRDNs (Hess
                 Industries, Inc.)/(Lasalle
                 National Bank, Chicago

                 LOC)                                 5,040,000
     1,610,000   Michigan Strategic Fund,
                 Limited Obligation Revenue
                 Bonds, (Series 1995)
                 Weekly VRDNs (Welch
                 Properties Project)/(Old
                 Kent Bank & Trust Co.,

                 Grand Rapids LOC)                    1,610,000
     1,600,000   Michigan Strategic Fund,
                 Multifamily Housing
                 Revenue Bonds (Series
                 1999) Weekly VRDNs (Globe
                 Apartments)/(Federal Home
                 Loan Bank of Indianapolis

                 LOC)                                 1,600,000
     1,825,000   Michigan Strategic Fund,
                 Variable Rate Demand
                 Limited Obligation Revenue
                 Bonds (Series 1996) Weekly
                 VRDNs (R.H. Wyner
                 Associates, Inc.)/(State
                 Street Bank and Trust Co.

                 LOC)                                 1,825,000
     2,425,000   Michigan Strategic Fund,
                 Variable Rate Demand
                 Limited Obligation Revenue
                 Bonds (Series 1998) Weekly
                 VRDNs (Monroe Publishing
                 Co.)/(Comerica Bank,

                 Detroit, MI LOC)                     2,425,000
     7,180,000   Monroe County, MI PCA (PT-
                 1018) Weekly VRDNs
                 (Detroit Edison Co.)/(FGIC
                 INS)/(Merrill Lynch
                 Capital Services, Inc.

                 LIQ)                                 7,180,000

     2,160,000   Oakland County, MI EDC
                 (Series 1998) Weekly VRDNs
                 (Fox Manor, Inc.)/(Allied

                 Irish Banks PLC LOC)                 2,160,000
     2,085,000   Oakland County, MI EDC
                 (Series 1998) Weekly VRDNs
                 (Lourdes Assisted Living,
                 Inc.)/(Allied Irish Banks

                 PLC LOC)                             2,085,000
     2,940,000   Oakland County, MI EDC,
                 Limited Obligation Revenue
                 Bonds (Series 1997) Weekly
                 VRDNs (Stone Soap Company,
                 Inc.)/(Michigan National
                 Bank, Farmington Hills

                 LOC)                                 2,940,000

     1,150,000   Parchment, MI School
                 District, State Aid Notes,

                 4.25% TRANs, 8/26/2000               1,154,522
     1,000,000   Rochester, MI Community
                 School District, 4.75%
                 Bonds (Michigan State

                 GTD), 5/1/2000                       1,007,518

     3,000,000   Royal Oak, MI Hospital
                 Finance Authority, 7.75%
                 Bonds (William Beaumont
                 Hospital, MI)/(United
                 States Treasury PRF)

                 1/1/2000 (@100)                      3,022,519
    10,050,000   Wayne County, MI (PT-1061)
                 Weekly VRDNs (Detroit
                 Metropolitan Wayne County
                 Airport)/(MBIA
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,

                 Inc. LIQ)                           10,050,000
                 TOTAL                              198,020,845


PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-
                 continued 1
                 PUERTO RICO-1.0%

 $   2,000,000   Puerto Rico Industrial,
                 Medical & Environmental
                 PCA (Series 1983A) 2.90%
                 TOBs (Merck & Co., Inc.)
                 Optional Tender 12/1/1999       $    2,000,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 3                $ 200,020,845


 Securities that are subject to alternative minimum tax represent 66.3% of the porfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)



FIRST TIER   Second Tier
100.0%       0.0%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $10,590,000 which represents 5.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($201,499,937) at October 31, 1999.

The following acronyms are used throughout this portfolio:


AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax CP -Commercial Paper EDC -Economic Development Commission FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GTD -Guaranteed IDR -Industrial Development Revenue IDRB(s) -Industrial Development Revenue Bond(s) INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series PCA -Pollution Control Authority PRF -Prerefunded TANs -Tax Anticipation Notes TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 200,020,845
Cash                                                413,251
Income receivable                                 1,349,983
Receivable for shares sold                           78,672
Deferred organizational
costs                                                 3,457
TOTAL ASSETS                                    201,866,208
LIABILITIES:

Payable for shares

redeemed                        $ 192,983
Income distribution
payable                           135,072
Accrued expenses                   38,216
TOTAL LIABILITIES                                   366,271
Net assets for 201,499,937
shares outstanding                            $ 201,499,937
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SERVICE

SHARES:
$182,609,985 / 182,609,985

shares outstanding                                    $1.00
INSTITUTIONAL SHARES:

$18,889,952 / 18,889,952

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                                           $ 7,308,354
EXPENSES:

Investment advisory fee                          $ 1,085,080
Administrative personnel
and services fee                                     162,511
Custodian fees                                        12,119
Transfer and dividend
disbursing agent fees and
expenses                                             132,233
Directors'/Trustees' fees                              2,736
Auditing fees                                         12,549
Legal fees                                            10,786
Portfolio accounting fees                             61,740
Shareholder services fee-
Institutional Service
Shares                                               497,072
Shareholder services fee-
Institutional Shares                                  45,722
Share registration costs                              27,989
Printing and postage                                  19,648
Insurance premiums                                    13,227
Miscellaneous                                          8,889
TOTAL EXPENSES                                     2,092,301
WAIVERS:
Waiver of investment
advisory fee                    $  (681,608)
Waiver of shareholder
services fee-Institutional
Service Shares                     (178,945)
Waiver of shareholder
services fee-Institutional
Shares                              (45,722)
TOTAL WAIVERS                                       (906,275)
Net expenses                                                         1,186,026
Net investment income                                             $  6,122,328


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31             1999                 1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    6,122,328       $    5,952,588
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income

Institutional Service

Shares                              (5,575,919)          (5,412,823)
Institutional Shares                  (546,409)            (539,765)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (6,122,328)          (5,952,588)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             789,450,916          846,148,992
Net asset value of shares
issued to shareholders in
payment of
distributions declared               3,835,666            4,227,137
Cost of shares redeemed           (796,339,575)        (806,298,824)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (3,052,993)          44,077,305
Change in net assets                (3,052,993)          44,077,305
NET ASSETS:

Beginning of period                204,552,930          160,475,625
End of period                   $  201,499,937       $  204,552,930


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



FOR YEAR ENDED OCTOBER 31                     1999                1998               1997               1996    1
NET ASSET VALUE, BEGINNING OF PERIOD          $  1.00             $  1.00            $  1.00            $  1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                            0.03                0.03               0.03               0.02
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.03)              (0.03)             (0.03)             (0.02)
NET ASSET VALUE, END OF PERIOD                $  1.00             $  1.00            $  1.00            $  1.00
TOTAL RETURN 2                                   3.00%               3.36%              3.43%              2.19%

RATIOS TO AVERAGE NET ASSETS:

Expenses 3                                       0.97%               0.98%              1.06%              1.26% 4
Net investment income 3                          2.42%               2.73%              2.73%              2.51% 4
Expenses (after waivers and reimbursements)      0.40%               0.40%              0.40%              0.37% 4
Net investment income (after waivers)            2.99%               3.31%              3.39%              3.40% 4
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)       $18,890             $19,564            $13,370            $11,614


1 Reflects operations for the period March 2, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                      1999          1998          1997          1996          1995 1
NET ASSET VALUE, BEGINNING OF PERIOD        $  1.00      $  1.00       $  1.00       $  1.00       $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03          0.03          0.03          0.01
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)        (0.03)        (0.03)        (0.01)
NET ASSET VALUE, END OF PERIOD              $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
TOTAL RETURN 2                                 2.84%        3.20%         3.27%         3.26%         1.35%

RATIOS TO AVERAGE NET ASSETS:

Expenses 3                                     0.96%        0.98%         1.06%         1.26%         1.95% 4
Net investment income 3                        2.40%        2.74%         2.71%         2.45%         2.04% 4
Expenses (after waivers)                       0.56%        0.56%         0.55%         0.50%         0.32% 4
Net investment income (after waivers)          2.80%        3.16%         3.22%         3.21%         3.67% 4
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $182,610     $184,989      $147,105       $92,275       $30,133


1 Reflects operations for the period June 20, 1995 (date of initial public investment) to October 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with the stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1999, capital paid-in aggregated $201,499,937.

Transactions in shares were as follows:



YEAR ENDED OCTOBER 31         1999             1998
INSTITUTIONAL SHARES:

Shares sold                     94,227,271       78,879,030
Shares issued to
shareholders in payment of
distributions declared              35,163           34,996
Shares redeemed                (94,936,306)     (72,720,480)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                      (673,872)       6,193,546


YEAR ENDED OCTOBER 31         1999             1998
INSTITUTIONAL SERVICE

SHARES:

Shares sold                    695,223,645      767,269,962
Shares issued to
shareholders in payment of
distributions declared           3,800,503        4,192,141
Shares redeemed               (701,403,269)    (733,578,344)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              (2,379,121)      37,883,759
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (3,052,993)      44,077,305


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of their fees. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $18,618 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five-year period following the effective date.

INTERFUND TRANSACTIONS

During the period ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $411,142,761 and $421,815,001 respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 84.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.9% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITOR (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's report on the Fund's financial statements for the fiscal years ended October 31, 1997, and October 31, 1998 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such period; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund, nor anyone on its behalf has consulted E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF MICHIGAN MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Michigan Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Michigan Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Michigan Municipal Cash Trust

ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 Michigan Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229725

Cusip 314229667

G01456-03 (12/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Minnesota Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Cash Series Shares.

The fund is a convenient way to put your ready cash pursuing double tax-free income-free from federal regular income tax and Minnesota personal income tax-through a portfolio concentrated in high-quality, short-term Minnesota municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.03 per share for Institutional Shares and $0.03 per share for Cash Series Shares. The fund's net assets totaled $535.8 million at the end of the reporting period.

Thank you for relying on Minnesota Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999, with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the period was approximately 42 days. The Trust remained in a 45 to 50-day average maturity target range over the reporting period, and moved within that range according to relative value opportunities. We continue to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range is targeted, the portfolio maximizes performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continues to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first and second quarters of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-
                  99.9% 1
                  MINNESOTA-99.9%

  $ 26,029,000    ABN AMRO MuniTOPS
                  Certificates Trust
                  (Minnesota Non-AMT)
                  (Series 1998-6) Weekly
                  VRDNs (Minneapolis/St.
                  Paul, MN Airport
                  Commission)/(AMBAC
                  INS)/(ABN AMRO Bank N.V.,
                  Amsterdam LIQ)                   $  26,029,000
       500,000    Anoka City, MN Solid Waste
                  Disposal Authority, 3.65%
                  CP (United Power
                  Associates)/(National
                  Rural Utilities
                  Cooperative Finance Corp.
                  GTD), Mandatory Tender

                  12/1/1999                              500,000

     5,100,000    Anoka City, MN Solid Waste
                  Disposal Authority, 3.75%
                  CP (United Power
                  Associates)/(National
                  Rural Utilities
                  Cooperative Finance Corp.
                  GTD), Mandatory Tender
                  2/10/2000                            5,100,000

     3,460,000    Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV
                  Development Co. Project)/(Firstar Bank, Minnesota LOC)
                  3,460,000

     7,225,000    Avon, MN (Series 1998)
                  Weekly VRDNs (Vesper

                  Corp.)/(KeyBank, N.A. LOC)           7,225,000
     5,000,000    Becker, MN, PCR (Series
                  1993-A) 3.45% CP (Northern
                  States Power Co.),
                  Mandatory Tender

                  11/10/1999                           5,000,000

     9,500,000    Becker, MN, PCR (Series 1993-A) 3.47% CP (Northern States
                  Power Co.),

                  Mandatory Tender 1/21/2000           9,500,000
     9,000,000    Becker, MN, PCR (Series
                  1993-A) 3.75% CP (Northern
                  States Power Co.),

                  Mandatory Tender 2/10/2000           9,000,000
     6,700,000    Becker, MN, PCR (Series
                  1993-A) 3.75% CP (Northern
                  States Power Co.),

                  Mandatory Tender 2/9/2000            6,700,000
     3,900,000    Becker, MN, PCR (Series
                  1993-A) 3.80% CP (Northern
                  States Power Co.),

                  Mandatory Tender 2/14/2000           3,900,000
    14,400,000    Becker, MN, PCR (Series
                  1993-B) 3.60% CP (Northern
                  States Power Co.),

                  Mandatory Tender 1/28/2000          14,400,000
     2,855,000    Blaine, MN, IDRBs (Series
                  1996) Weekly VRDNs (S & S
                  of Minnesota,
                  LLC)/(Norwest Bank

                  Minnesota, N.A. LOC)                 2,855,000
     2,300,000    Bloomington, MN, IDRB
                  (Series 1995) Weekly VRDNs
                  (Now Technologies,
                  Inc.)/(Norwest Bank

                  Minnesota, N.A. LOC)                 2,300,000
     1,000,000    Bloomington, MN,
                  Multifamily Housing Weekly
                  VRDNs (Crow/Bloomington
                  Apartments)/(Citibank

                  N.A., New York LOC)                  1,000,000
     3,600,000    Brooklyn Center, MN,
                  Shingle Creek Tower
                  (Series 1999) 4.79% TOBs
                  (Bank of America, N.A.),

                  Mandatory Tender 4/1/2000            3,600,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  MINNESOTA-CONTINUED

 $   9,900,000    Burnsville, MN, Variable
                  Rate Demand Revenue Bonds
                  (Series 1996) Weekly VRDNs
                  (YMCA)/(Norwest Bank
                  Minnesota, N.A. LOC)            $    9,900,000
     3,080,000    Burnsville, MN, Adjustable
                  Rate IDRB (Series 1996)
                  Weekly VRDNs (Caire,
                  Inc.)/(Chase Manhattan

                  Bank N.A., New York LOC)             3,080,000
     3,175,000    Byron, MN Weekly VRDNs
                  (Schmidt
                  Printing)/(Norwest Bank

                  Minnesota, N.A. LOC)                 3,175,000
     1,170,000    Chanhassen, MN IDA (Series
                  1995) Weekly VRDNs
                  (Building Management
                  Group, LLC)/(Norwest Bank

                  Minnesota, N.A. LOC)                 1,170,000
     2,990,000    Coon Rapids, MN (Series
                  1996) Weekly VRDNs
                  (Medical Enterprise
                  Associates
                  Project)/(Norwest Bank

                  Minnesota, N.A. LOC)                 2,990,000
     2,350,000    Cottage Grove, MN, IDR
                  Refunding Bonds (Series
                  1995) Weekly VRDNs
                  (Supervalu,
                  Inc.)/(Wachovia Bank of
                  NC, N.A. Winston-Salem,

                  LOC)                                 2,350,000

     3,300,000    DDSB Municipal Securities Trusts (Series 1994O) Weekly VRDNs
                  (Richfield, MN ISD 280)/(FGIC INS)/(U.S. Bank, N.A.,

                  Minneapolis LIQ)                     3,300,000
     6,390,000    DDSB Municipal Securities
                  Trusts (Series 1994T)
                  Weekly VRDNs (Osseo, MN
                  ISD 279)/(Minnesota State
                  GTD)/(U.S. Bank, N.A.,

                  Minneapolis LIQ)                     6,390,000
    10,745,000  2 Dakota County & Washington
                  County MN Housing &
                  Redevelopment Authority,
                  MERLOTS (Series J) 3.80%
                  TOBs (United States
                  Treasury COL)/(First Union
                  National Bank, Charlotte,
                  NC LIQ) Optional Tender

                  11/1/1999                           10,745,000
     6,250,000    Dakota County, MN Housing &

                  Redevelopment Authority,
                  (Series C) 3.20%

                  BANs, 4/25/2000                      6,250,000
     3,000,000  2 Dakota County, Washington
                  County & Anoka City, MN
                  Housing & Redevelopment
                  Authority, MERLOTs (Series
                  H) 3.80% TOBs (United
                  States Treasury
                  COL)/(First Union National
                  Bank, Charlotte, NC LIQ)

                  Optional Tender 11/1/1999            3,000,000
     2,600,000    Duluth, MN (Series 1985)
                  Weekly VRDNs (Wachovia

                  Bank of NC, N.A., LOC)               2,600,000

     9,000,000    Duluth, MN, GO Tax and Aid Anticipation Certificates of
                  Indebtedness (Series 1999) 3.10% TANs,

                  12/31/1999                           9,001,868
       785,000    Eden Prairie, MN IDA, #194
                  Weekly VRDNs (Richard W.
                  Cohen)/(Norwest Bank

                  Minnesota, N.A. LOC)                   785,000
     1,080,000    Eden Prairie, MN IDA
                  (Series 1996) Weekly VRDNs
                  (Challenge Printing, Inc.
                  Project)/(Norwest Bank

                  Minnesota, N.A. LOC)                 1,080,000
     1,310,000    Eden Prairie, MN IDA
                  (Series 1995) Weekly VRDNs
                  (Robert
                  Lothenbach)/(Norwest Bank

                  Minnesota, N.A. LOC)                 1,310,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  MINNESOTA-CONTINUED

  $    500,000    Elk River, MN Weekly VRDNs
                  (Tescom Corp.)/(Norwest

                  Bank Minnesota, N.A. LOC)       $      500,000
     5,000,000    Faribault, MN IDA (Series
                  1988) Weekly VRDNs (Jerome
                  Foods)/(Norwest Bank

                  Minnesota, N.A. LOC)                 5,000,000
     2,945,000    Farmington, MN (Series
                  1996) Weekly VRDNs
                  (Lexington Standard
                  Corporation
                  Project)/(Norwest Bank

                  Minnesota, N.A. LOC)                 2,945,000
     3,500,000    Fridley, MN ISD 14, 3.20%
                  TRANs (Minnesota State

                  GTD), 2/11/2000                      3,500,000
     5,800,000    Hennepin Co. MN (Series
                  1995C) Weekly VRDNs                  5,800,000
     6,550,000    Hennepin Co. MN (Series
                  1996C) Weekly VRDNs                  6,550,000
    10,495,000    Lehman Bros Inc. - Pooled
                  Trust Receipts (Series
                  1998 FR/RI-C8) Weekly
                  VRDNs (Riverplace Project
                  (The Pinnacle
                  Apartments))/(Bank of
                  America NT and SA

                  San Franciso SWAP)                  10,495,000
     5,200,000    Lino Lakes, MN, Variable
                  Rate Demand IDRBs (Series
                  1997) Weekly VRDNs (Taylor
                  Corp.)/(Norwest Bank

                  Minnesota, N.A. LOC)                 5,200,000
     3,165,000    Maple Grove, MN, Variable
                  Rate Demand IDRBs (Series
                  1998) Weekly VRDNs
                  (Spancrete Midwest
                  Co.)/(Norwest Bank

                  Minnesota, N.A. LOC)                 3,165,000
       900,000    Maplewood, MN (Series
                  1997) Weekly VRDNs (Camada
                  Ltd. Partnership)/(Norwest

                  Bank Minnesota, N.A. LOC)              900,000
       635,000    Minneapolis, MN IDA Weekly
                  VRDNs (JTJ
                  Co.)/(U.S. Bank, N.A.,

                  Minneapolis LOC)                       635,000
     5,000,000    Minneapolis, MN (Series
                  1993) Weekly VRDNs (Market
                  Square Real Estate,
                  Inc.)/(Norwest Bank

                  Minnesota, N.A. LOC)                 5,000,000
     8,600,000    Minneapolis, MN (Series
                  1999) Daily VRDNs
                  (Bayerische Hypotheken-und

                  Vereinsbank AG LIQ)                  8,600,000
     1,000,000    Minneapolis, MN, 4.50%
                  Bonds, 3/1/2000                      1,002,377
     1,000,000    Minneapolis, MN, 7.00%
                  Bonds (Lifespan Inc.-
                  Abbott
                  Northwestern)/(United
                  States Treasury PRF)

                  12/1/1999 (@102)                     1,023,039

     7,000,000    Minneapolis, MN, Housing
                  Development Revenue
                  Refunding Bonds (Series
                  1988) Weekly VRDNs
                  (SymphonyPlace)/(Citibank

                  N.A., New York LOC)                  7,000,000
       800,000    Minneapolis, MN, Variable
                  Rate Demand Commercial
                  Development Revenue
                  Refunding Bonds (Series
                  1996) Weekly VRDNs (WNB &
                  Company)/(U.S. Bank, N.A.,

                  Minneapolis LOC)                       800,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  MINNESOTA-CONTINUED

  $ 10,165,000    Minneapolis, MN, Variable
                  Rate Housing Revenue Bonds
                  Weekly VRDNs (One Ten Grant
                  Project)/(U.S. Bank, N.A.,
                  Minneapolis LOC)                $   10,165,000
     2,100,000  2 Minneapolis/St. Paul MN
                  Housing Finance Board, SFM
                  Revenue Bonds, MERLOTs
                  (Series D) 3.75% TOBs (GNMA
                  COL)/(First Union National
                  Bank, Charlotte, NC LIQ)

                  Optional Tender 7/26/2000            2,100,000
     6,000,000  2 Minneapolis/St. Paul MN
                  Metropolitan Airports
                  Commission (PT-1174) 3.60%
                  TOBs (FGIC INS)/(Merrill
                  Lynch Capital Services,
                  Inc. LIQ) Optional Tender

                  2/10/2000                            6,000,000
     3,000,000    Minneapolis/St. Paul, MN
                  Metropolitan Airports
                  Commission, Floating Rate
                  Trust Receipts (FR/RI-A33)
                  Weekly VRDNs (FGIC
                  INS)/(Bank of New York,

                  New York LIQ)                        3,000,000
     8,000,000    Minnesota Agricultural and
                  Economic Development Board
                  (Series 1996) Weekly VRDNs
                  (Evangelical Lutheran Good
                  Samaritan
                  Society)/(Rabobank

                  Nederland, Utrecht LOC)              8,000,000
    10,975,000  2 Minnesota Public
                  Facilities Authority (PT-
                  1175) 3.75% TOBs (Merrill
                  Lynch Capital Services,
                  Inc. LIQ) Optional Tender

                  8/10/2000                           10,975,000

     5,000,000    Minnesota Public
                  Facilities Authority,
                  Morgan Stanley Floater
                  Certificate (Series 1998-
                  73) Weekly VRDNs (Morgan
                  Stanley, Dean Witter
                  Municipal
                  Funding, Inc. LIQ)                   5,000,000
     8,000,000    Minnesota State
                  Commissioner of Iron Range
                  Resources & Rehabilitation
                  (Series 1991) Weekly VRDNs
                  (Louisiana-Pacific
                  Corp.)/(Wachovia Bank of

                  NC, N.A. LOC)                        8,000,000

     7,495,000    Minnesota State HFA (Series 1991A) PT-235 Weekly VRDNs
                  (Commerzbank

                  AG, Frankfurt LIQ)                   7,495,000
     4,995,000 2  Minnesota State HFA
                  (Series 1998C) PT-204,
                  3.30% TOBs (Bayerische
                  Hypotheken-und Vereinsbank
                  AG LIQ), Optional Tender

                  5/11/2000                            4,995,000

     3,380,000    Minnesota State HFA
                  (Series 1999 F) 3.20% TOBs,

                  Mandatory Tender 6/1/2000            3,380,000
     3,800,000    Minnesota State Higher
                  Education Coordinating
                  Board (Series 1992A)
                  Weekly VRDNs (U.S. Bank,

                  N.A., Minneapolis LIQ)               3,800,000
     7,000,000    Minnesota State Higher
                  Education Coordinating
                  Board (Series 1992B)
                  Weekly VRDNs (U.S. Bank,

                  N.A., Minneapolis LIQ)               7,000,000
    12,700,000    Minnesota State Higher
                  Education Coordinating
                  Board (Series 1992C)
                  Weekly VRDNs (U.S. Bank,

                  N.A., Minneapolis LIQ)              12,700,000
     6,500,000    Minnesota State Higher
                  Education Coordinating
                  Board (Series 1992 C)
                  Weekly VRDNs (U.S. Bank,

                  N.A., Minneapolis LIQ)               6,500,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  MINNESOTA-CONTINUED

  $  5,000,000    Minnesota State Higher
                  Education Facility
                  Authority (Series Five-C)
                  Weekly VRDNs (University
                  of St. Thomas)/(Allied
                  Irish Banks PLC LOC)            $    5,000,000
     5,750,000    Minnesota State Higher
                  Education Facility
                  Authority (Series Four-S)
                  Weekly VRDNs (Bethel
                  College and
                  Seminary)/(Allied Irish

                  Banks PLC LOC)                       5,750,000
    21,475,000    Minnesota State, 3.15%
                  Bonds, 11/1/1999                    21,475,000
     2,615,000    Minnesota State, 7.00%
                  Bonds (United States
                  Treasury PRF) 8/1/2000

                  (@100)                               2,675,853

     2,000,000    Minnesota Tax and Aid
                  Anticipation Borrowing
                  Program (Series 1999A)
                  3.00% TANs (Minnesota

                  State GTD) 2/3/2000                  2,000,000
    12,500,000    Minnesota Tax and Aid
                  Anticipation Borrowing
                  Program (Series 1999B)
                  2.95% TANs (Minnesota

                  State GTD) 2/24/2000                12,500,000
       870,000    Minnetonka, MN, IDRB
                  (Series 1996) Weekly VRDNs
                  (PGI Cos., Inc.)/(Norwest

                  Bank Minnesota, N.A. LOC)              870,000
     5,900,000    Minnetonka, MN,
                  Multifamily Housing
                  Revenue Refunding Bonds
                  (Series 1995) Weekly VRDNs
                  (Southampton Apartments
                  Project (MN))/(National
                  Bank of Canada, Montreal

                  LOC)                                 5,900,000

     1,300,000    New Brighton, MN, IDR
                  Weekly VRDNs (Unicare
                  Homes, Inc.)/(Paribas,

                  Paris LOC)                           1,300,000
     1,000,000    New Hope, MN IDRB (Series
                  1994) Weekly VRDNs (Gaines
                  and Hanson Printing
                  Co.)/(Norwest Bank

                  Minnesota, N.A. LOC)                 1,000,000
     2,850,000    New Hope, MN Weekly VRDNs
                  (Paddock Labs)/(U.S. Bank,
                  N.A., Minneapolis LOC)               2,850,000

     6,760,000  2 Northern Municipal Power
                  Agency, MN, Floater
                  Certificates (Series 1998-
                  46) 3.50% TOBs (FSA
                  INS)/(Morgan Stanley, Dean
                  Witter Municipal Funding,
                  Inc. LIQ), Optional Tender
                  2/17/2000                            6,760,000
    11,000,000    Oak Park Heights, MN,
                  Elderly Housing Revenue
                  Bonds (Series 1998B) 4.54%
                  TOBs (Bayerische
                  Landesbank Girozentrale)

                  Mandatory Tender 12/1/1999          11,000,000
     4,150,000    Olmsted County, MN
                  Building Authority,
                  Certificates of
                  Participation Weekly VRDNs
                  (Human Services
                  Infrastructure)/(Toronto-

                  Dominion Bank LOC)                   4,150,000
     1,140,000    Plymouth, MN Weekly VRDNs
                  (Nuaire, Inc.)/(Norwest

                  Bank Minnesota, N.A. LOC)            1,140,000
     3,000,000    Plymouth, MN, IDRB (Series
                  1994) Weekly VRDNs
                  (Olympic Steel,
                  Inc.)/(National City Bank,

                  Ohio LOC)                            3,000,000
     1,200,000    Port Authority of Saint
                  Paul, MN (Series 1998A)
                  Weekly VRDNs (Bix Fruit
                  Co.)/(Firstar Bank,

                  Milwaukee LOC)                       1,200,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  MINNESOTA-CONTINUED

 $   2,500,000    Port Authority of Saint
                  Paul, MN, Variable Rate
                  Demand IDRBs (Series
                  1998A) Weekly VRDNs
                  (National Checking
                  Co.)/(U.S. Bank, N.A.,
                  Minneapolis LOC)                $    2,500,000
       670,000    Port of Austin, MN Weekly
                  VRDNs (Mower House
                  Color)/(Norwest Bank

                  Minnesota, N.A. LOC)                   670,000
     1,000,000    Rochester, MN Health Care
                  Facility Authority Weekly

                  VRDNs (Mayo Foundation)              1,000,000
     2,500,000    Rochester, MN Health Care
                  Facility Authority Weekly

                  VRDNs (Mayo Foundation)              2,500,000
     3,000,000    Rochester, MN Health Care
                  Facility Authority (Series 1998-177) Weekly VRDNs (Mayo
                  Foundation)/(Morgan Stanley, Dean Witter Municipal Funding,
                  Inc.

                  LIQ)                                 3,000,000

       250,000    Rogers, MN IDA Weekly VRDNs
                  (Metal Sales Manufacturing

                  Corp.)/(KeyBank, N.A. LOC)             250,000
     2,415,000    Rogers, MN IDA, IDRB Weekly
                  VRDNs (DAC Development,
                  LLC Project)/(Norwest Bank

                  Minnesota, N.A. LOC)                 2,415,000
    19,450,000    Rosemount, MN, PCR (Series
                  1984) Weekly VRDNs (Koch
                  Refining Co.)/(Koch

                  Industries, Inc. GTD)               19,450,000
     6,500,000    Shakopee, MN Hospital
                  Finance Authority Weekly
                  VRDNs (St. Francis
                  Regional Medical
                  Center)/(Citibank N.A.,

                  New York LOC)                        6,500,000
       907,500    St. Cloud, MN Housing &
                  Redevelopment Authority,
                  Revenue Refunding
                  Bonds (Series 1994A)
                  Weekly VRDNs (Coborn's,
                  Inc.)/(Norwest Bank

                  Minnesota, N.A. LOC)                   907,500
     1,977,500    St. Cloud, MN Housing &
                  Redevelopment Authority,
                  Revenue Refunding
                  Bonds (Series 1994B)
                  Weekly VRDNs (Coborn's,
                  Inc.)/(Norwest Bank

                  Minnesota, N.A. LOC)                 1,977,500
     9,500,000    St. Cloud, MN (Series 1997-
                  A) Weekly VRDNs (The Saint
                  Cloud Hospital)/(Rabobank

                  Nederland, Utrecht LOC)              9,500,000
     9,400,000    St. Louis Park, MN Health
                  Care Facilities, Floating
                  Rate Monthly Demand IDRBs
                  (Series 1984) Weekly VRDNs
                  (Unicare Homes,

                  Inc.)/(Paribas, Paris LOC)           9,400,000
     4,500,000    St. Paul, MN Housing &
                  Redevelopment Authority
                  Weekly VRDNs (District
                  Cooling St Paul,
                  Inc.)/(Credit Local de

                  France LOC)                          4,500,000
       400,000    St. Paul, MN Housing &
                  Redevelopment Authority
                  Weekly VRDNs (United
                  Way)/(U.S. Bank, N.A.,

                  Minneapolis LOC)                       400,000
     2,000,000    St. Paul, MN Housing &
                  Redevelopment Authority
                  (1995 Series I) Weekly
                  VRDNs (District Cooling St
                  Paul, Inc.)/(Credit Local

                  de France LOC)                       2,000,000
     2,625,000    St. Paul, MN Housing &
                  Redevelopment Authority,
                  Hampden Square
                  Apartments (Series A)
                  4.19% TOBs (Bayerische
                  Landesbank Girozentrale)

                  Mandatory Tender 7/1/2000            2,625,000
     1,000,000    St. Paul, MN Port Authority
                  (Series 1991) Weekly VRDNs
                  (West Gate
                  Office)/(U.S. Bank, N.A.,

                  Minneapolis LOC)                     1,000,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  MINNESOTA-CONTINUED

  $ 16,800,000    University of Minnesota
                  (Series 1999A) Weekly

                  VRDNs                           $   16,800,000
    10,000,000    VRDC/IVRC Trust, Tax-
                  Exempt Variable Rate
                  Demand Certificates
                  (Series 1997A) Weekly
                  VRDNs (University of
                  Minnesota)/(Citibank N.A.,

                  New York LIQ)                       10,000,000
     2,695,000    Victoria, MN, IDRB (Series
                  1996A) Weekly VRDNs (HEI,
                  Inc. Project)/(Norwest

                  Bank Minnesota, N.A. LOC)            2,695,000
     1,140,000    Victoria, MN, IDRBs
                  (Series 1996B) Weekly
                  VRDNs (HEI, Inc.)/(Norwest

                  Bank Minnesota, N.A. LOC)            1,140,000
     1,935,000    Waseca, MN ISD #829, 3.25%
                  TANs, 3/31/2000                      1,936,546
     1,950,000    Wells, MN, 3.30% TOBs
                  (Stokely, Inc.)/(First
                  Union National Bank,
                  Charlotte, NC LOC)

                  Optional Tender 12/1/1999            1,950,000
       835,000    White Bear, MN Weekly VRDNs
                  (Thermoform Plastic,
                  Inc.)/(Norwest Bank

                  Minnesota, N.A. LOC)                   835,000
     1,950,000    White Bear, MN, Variable
                  Rate Demand Industrial
                  Revenue Bonds Weekly VRDNs
                  (N.A. Ternes
                  Project)/(Firstar Bank,

                  Minnesota LOC)                       1,950,000
     4,100,000    Winnebago, MN (Series
                  1999) Weekly VRDNs (Dixie
                  Carbonic, Inc.)/(Bank One,

                  Illinois, N.A. LOC)                  4,100,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 3                $ 535,493,683

Securities that are subject to alternative minimum tax represent 30.3% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by FITCH IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.0%       0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $44,575,000 which represents 8.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($535,765,640) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes COL -Collateralized CP -Commercial Paper FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranteed HFA -Housing Finance Authority IDA -Industrial Development Authority IDR -Industrial Development Revenue IDRB(s) -Industrial Development Revenue Bond(s) INS -Insured ISD -Independent School District LIQ -Liquidity Agreement LOC -Letter of Credit MERLOTS -Municipal Exempt Receipts Liquidity Optional Tender Series PCR -Pollution Control Revenue PRF -Prerefunded SFM -Single Family Mortgage TANs -Tax Anticipation Notes TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999


ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 535,493,683
Cash                                                  118,640
Income receivable                                   3,372,380
Receivable for shares sold                            105,382
Prepaid expenses                                       13,090
TOTAL ASSETS                                      539,103,175
LIABILITIES:

Payable for investments
purchased                       $ 2,400,000
Payable for shares
redeemed                             20,019
Income distribution
payable                             754,561
Accrued expenses                    162,955
TOTAL LIABILITIES                                   3,337,535
Net assets for 535,765,640
shares outstanding                              $ 535,765,640
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$285,540,032 / 285,540,032

shares outstanding                                      $1.00
CASH SERIES SHARES:

$250,225,608 / 250,225,608

shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999


INVESTMENT INCOME:
Interest                                                              $ 18,537,539
EXPENSES:

Investment advisory fee                            $  2,234,444
Administrative personnel
and services fee                                        421,193
Custodian fees                                           18,112
Transfer and dividend
disbursing agent fees and
expenses                                                179,115
Directors'/Trustees' fees                                 4,136
Auditing fees                                            13,000
Legal fees                                               10,432
Portfolio accounting fees                               108,256
Distribution services fee-
Cash Series Shares                                    1,223,139
Shareholder services fee-
Institutional Shares                                    786,822
Shareholder services fee-
Cash Series Shares                                      611,569
Share registration costs                                  2,307
Printing and postage                                     25,300
Insurance premiums                                       46,228
Miscellaneous                                             3,593
TOTAL EXPENSES                                        5,687,646
WAIVERS:
Waiver of investment
advisory fee                    $  (1,373,358)
Waiver of distribution
services fee-Cash Series
Shares                              (611,569)
Waiver of shareholder
services fee-Institutional
Shares                              (786,822)
TOTAL WAIVERS                                        (2,771,749)
Net expenses                                                             2,915,897
Net investment income                                                 $ 15,621,642


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDER OCTOBER 31                       1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     15,621,642       $     17,164,545
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                  (9,461,048)           (10,155,213)
Cash Series Shares                    (6,160,594)            (7,009,332)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (15,621,642)           (17,164,545)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,431,126,325          1,392,083,828
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 6,502,602              7,214,822
Cost of shares redeemed           (1,437,969,499)        (1,292,784,856)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                            (340,572)           106,513,794
Change in net assets                    (340,572)           106,513,794
NET ASSETS:

Beginning of period                  536,106,212            429,592,418
End of period                   $    535,765,640       $    536,106,212

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED OCTOBER 31                          1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03         0.03         0.03         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)       (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 3.08%        3.44%        3.48%        3.49%        3.82%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     0.80%        0.80%        0.81%        0.81%        0.82%
Net investment income 2                        2.52%        2.89%        2.91%        2.92%        3.25%
Expenses (after waivers)                       0.30%        0.30%        0.30%        0.30%        0.30%
Net investment income (after waivers)          3.02%        3.39%        3.42%        3.43%        3.77%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted  )  $285,540     $328,507     $208,365     $217,443     $212,392

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash Series Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED OCTOBER 31                          1999          1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03          0.03         0.03         0.03         0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)        (0.03)       (0.03)       (0.03)       (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 2.57%         2.93%        2.97%        2.97%        3.41%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     1.30%         1.30%        1.31%        1.31%        1.32%
Net investment income 2                        2.02%         2.39%        2.41%        2.42%        2.75%
Expenses (after waivers)                       0.80%         0.80%        0.80%        0.80%        0.70%
Net investment income (after waivers)          2.52%         2.89%        2.92%        2.93%        3.37%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $250,226      $207,599     $221,227     $235,614     $131,471

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares.

The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1999, capital paid-in aggregated $535,765,640.

Transactions in shares were as follows:


YEAR ENDED OCTOBER 31                 1999             1998
INSTITUTIONAL SHARES:

Shares sold                    761,059,176      743,424,803
Shares issued to
shareholders in payment of
distributions declared             429,923          363,132
Shares redeemed               (804,456,292)    (623,646,203)
 NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                   (42,967,193)     120,141,732


YEAR ENDED OCTOBER 31                 1999             1998
CASH SERIES SHARES:

Shares sold                    670,067,149      648,659,025
Shares issued to
shareholders in payment of
distributions declared           6,072,679        6,851,690
Shares redeemed               (633,513,207)    (669,138,653)
NET CHANGE RESULTING FROM
CASH SERIES SHARE

TRANSACTIONS                    42,626,621      (13,627,938)
NET CHANGE RESULTING FROM

SHARE TRANSACTIONS                (340,572)     106,513,794

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $825,430,000 and $798,038,390, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 43.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.6% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements, for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST AND SHAREHOLDERS OF MINNESOTA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Minnesota Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Minnesota Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts
December 16, 1999

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated

World-Class Investment Manager

Minnesota Municipal Cash Trust

ANNUAL REPORT
TO SHAREHOLDERS

ANNUAL REPORT

OCTOBER 31, 1999

[Graphic]
Federated

Minnesota Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 314229873
Cusip 314229402

G00198-01 (12/99)

[Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of North Carolina Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income-free from federal regular income tax and North Carolina state income tax-through a portfolio concentrated in high-quality, short-term North Carolina municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends of $0.03 per share. The fund's net assets totaled $185.3 million at the end of the reporting period.

Thank you for relying on North Carolina Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November. Each time the Fed voted to raise the federal funds target rate by a quarter point, bringing the federal funds target rate to 5.50%.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the reporting period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period, was approximately 34 days. The fund remained in a 35- to 45-day average maturity range over most of the reporting period, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted taking into account Federal Reserve monetary policy, the portfolio maximized performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as U.S. Treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first and second quarters of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-99.5% 1
                 NORTH CAROLINA-98.4%

  $              10,819,000 2 ABN AMRO MuniTOPS Certificates Trust (North
                 Carolina Non-AMT) (Series 1998-23) 3.30% TOBs (Mission St.
                 Josephs Health System)/(MBIA INS)/ (ABN AMRO Bank N.V.,
                 Amsterdam LIQ), Optional

                 Tender 2/23/2000                 $  10,819,000
     1,755,000   Alamance County, NC
                 Industrial Facilities &
                 PCFA (Series B) Weekly
                 VRDNs
                 (Culp, Inc.)/(Wachovia

                 Bank of NC, N.A. LOC)                1,755,000

     5,785,000   Alexander County, NC
                 Industrial Facilities &
                 PCFA (Series 1997) Weekly
                 VRDNs (Mitchell Gold
                 Company, Inc.)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                      5,785,000
     1,600,000   Buncombe County, NC
                 Industrial Facilities &
                 PCFA (Series 1991) Weekly
                 VRDNs (Rich Mount,
                 Inc.)/(Bank of Tokyo-

                 Mitsubishi Ltd. LOC)                 1,600,000
       615,000   Burke County, NC
                 Industrial Facilities &
                 PCFA Weekly VRDNs (Norwalk
                 Furniture Corp. & Hickory
                 Furniture)/(Branch Banking

                 & Trust Co., Wilson LOC)               615,000
     3,735,000   Catawba County, NC
                 Industrial Facilities &
                 PCFA (Series 1998) Weekly
                 VRDNs (Centro,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 3,735,000
     2,865,000   Cleveland County, NC
                 Industrial Facilities and
                 PCFA, IDRB (Series 1990)
                 Weekly VRDNs
                 (MetalsAmerica, Inc.
                 Project)/(BankBoston,

                 N.A. LOC)                            2,865,000

     1,250,000   Cleveland County, NC
                 Industrial Facilities and
                 PCFA, PCR Bonds (Series
                 1995) Weekly VRDNs (Grover
                 Industries, Inc.
                 Project)/(Bank of America,

                 N.A. LOC)                            1,250,000

     1,000,000   Durham, NC, 7.10% Bonds
                 (United States Treasury

                 PRF) 5/1/2000                        1,035,335

     5,590,000   Gaston County, NC
                 Industrial Facilities and
                 PCFA (Series 1997) Weekly
                 VRDNs (Thermoform Plastic,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 5,590,000
     2,360,000   Guilford County, NC
                 Industrial Facilities & PCFA (Series 1996) Weekly VRDNs
                 (South/Win Ltd.)/(Branch Banking &

                 Trust Co, Wilson LOC)                2,360,000
     5,000,000   Guilford County, NC
                 Industrial Facilities &
                 PCFA (Series 1999) Weekly
                 VRDNs
                 (FFNC, Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 5,000,000
     7,600,000   Halifax County, NC
                 Industrial Facilities &
                 PCFA Weekly VRDNs
                 (Flambeau Airmold
                 Project)/(Norwest Bank

                 Minnesota, N.A. LOC)                 7,600,000
     1,000,000   Johnson County, NC
                 Industrial Facilities &
                 PCFA (Series 1996) Weekly
                 VRDNs (Inolex Chemical
                 Company Project)/(PNC

                 Bank, N.A. LOC)                      1,000,000
     1,750,000   Lee County, NC Industrial
                 Facility & PCFA (Series
                 1989) Weekly VRDNs
                 (Avondale Mills,
                 Inc.)/(SunTrust Bank,

                 Atlanta LOC)                         1,750,000
     2,600,000   Martin County, NC IFA
                 (Series 1993) Weekly VRDNs
                 (Weyerhaeuser Co.)                   2,600,000


PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NORTH CAROLINA-CONTINUED

  $  4,600,000   McDowell County, NC
                 Industrial Facilities and
                 PCFA (Series 1997) Weekly
                 VRDNs (Parker Hosiery,
                 Inc.)/(First Union
                 National Bank, Charlotte,
                 NC LOC)                         $    4,600,000
     2,400,000   Mecklenberg County, NC Industrial Facilities and PCFA (Series
                 1996) Weekly VRDNs (SteriGenics International
                 Project)/(Comerica Bank

                 LOC)                                 2,400,000

     3,680,000   Mecklenberg County, NC
                 Industrial Facility & PCFA
                 (Series 1988) Weekly VRDNs
                 (Florida Steel
                 Corp.)/(Bank of America,

                 N.A. LOC)                            3,680,000

       900,000   Mecklenburg County, NC
                 (Series 1996) Weekly VRDNs
                 (YMCA of Greater
                 Charlotte)/(Wachovia Bank

                 of NC, N.A. LOC)                       900,000
     3,000,000   Mecklenburg County, NC,
                 3.75% Bonds, 4/1/2000                3,008,475
     2,520,000   New Hanover County, NC PCR
                 Financial Authority Weekly
                 VRDNs (Efson,
                 Inc.)/(Branch Banking &

                 Trust Co, Wilson LOC)                2,520,000
     5,200,000   New Hanover County, NC PCR
                 Financial Authority
                 (Series 1984) Weekly VRDNs
                 (American Hoist & Derrick
                 Co. Project)/(BankBoston,

                 N.A. LOC)                            5,200,000

     1,090,000   New Hanover County, NC PCR
                 Financial Authority
                 (Series 1990) Weekly VRDNs
                 (Wilmington Machinery,
                 Inc. Project)/(Branch
                 Banking & Trust Co, Wilson

                 LOC)                                 1,090,000

     4,000,000   North Carolina Eastern
                 Municipal Power Agency,
                 3.60% CP (Canadian
                 Imperial Bank of Commerce
                 LOC) Mandatory Tender

                 11/17/1999                           4,000,000

     6,665,000   North Carolina Eastern Municipal Power Agency, PT-132 Weekly
                 VRDNs (MBIA INS)/(Merrill Lynch Capital Services, Inc.

                 LIQ)                                 6,665,000

     2,700,000   North Carolina Educational
                 Facilities Finance Agency
                 (Series 1990) Weekly VRDNs
                 (Bowman Gray School of
                 Medicine)/(Wachovia Bank

                 of NC, N.A. LOC)                     2,700,000

     2,000,000   North Carolina Educational
                 Facilities Finance Agency
                 (Series 1999) Weekly VRDNs
                 (Catawba
                 College)/(Wachovia Bank of

                 NC, N.A. LOC)                        2,000,000
     7,000,000 2 North Carolina HFA,
                 Variable Rate Certificates
                 (Series 1998L) 3.55% TOBs
                 (Bank of America, N.A. LIQ)

                 Optional Tender 6/1/2000             7,000,000
     4,000,000   North Carolina Medical
                 Care Commission (Series
                 1996) Weekly VRDNs (Adult
                 CommunitiesTotal Services,
                 Inc.)/(Lasalle National

                 Bank, Chicago LOC)                   4,000,000
     3,300,000   North Carolina Medical
                 Care Commission (Series
                 1996) Weekly VRDNs (North

                 Carolina Baptist)                    3,300,000
     7,500,000   North Carolina Medical
                 Care Commission (Series
                 1998) Weekly VRDNs
                 (Cornelia Nixon Davis
                 Nursing Home,
                 Inc.)/(Wachovia Bank of

                 NC, N.A. LOC)                        7,500,000

     5,700,000   North Carolina Medical
                 Care Commission (Series
                 1999) Weekly VRDNs (Cross
                 Road Rest and Retirement
                 Center, Inc.)/(Centura

                 Bank, Rocky Mount, NC LOC)           5,700,000
     3,455,000   North Carolina Medical
                 Care Commission (Series A)
                 4.25% Bonds (Pitt County
                 Memorial Hospital)

                 12/1/1999                            3,458,732

     1,000,000   North Carolina Medical
                 Care Commission, 7.30%
                 Bonds (Presbyterian
                 Hospital)/(United States
                 Treasury PRF) 10/1/2000

                 (@102)                               1,047,877

PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NORTH CAROLINA-CONTINUED

 $   2,100,000   North Carolina Medical
                 Care Commission, Revenue
                 Bonds (Series 1993) Weekly
                 VRDNs (Moses H. Cone
                 Memorial)                        $   2,100,000
    14,745,000 2 North Carolina Municipal
                 Power Agency No. 1, PT-288,
                 3.80% TOBs (AMBAC
                 INS)/(Landesbank Hessen-
                 Thueringen, Frankfurt LIQ)

                 Optional Tender 10/5/2000           14,745,000
     1,000,000   North Carolina State
                 (Series 1998A) PA-342
                 Weekly VRDNs (Merrill
                 Lynch Capital Services,

                 Inc. LIQ)                            1,000,000
     4,895,000   North Carolina State,
                 Floater Certificates
                 (Series 1998-38) Weekly
                 VRDNs (Morgan Stanley,
                 Dean Witter Municipal

                 Funding, Inc. LIQ)                   4,895,000
     3,280,000   Orange County, NC
                 Industrial Facilities &
                 PCFA Weekly VRDNs (Mebane
                 Packaging Corp.)/(First
                 Union National Bank,

                 Charlotte, NC LOC)                   3,280,000
     5,000,000   Person County, NC
                 Industrial Facilities &
                 PCFA Daily VRDNs (Carolina

                 Power &
                 Light Co.)/(SunTrust Bank,

                 Atlanta LOC)                         5,000,000
     1,200,000   Piedmont Triad Airport
                 Authority, NC Weekly VRDNs
                 (Triad International
                 Maintenance Corp.)/(Mellon

                 Bank N.A., Pittsburgh LOC)           1,200,000
     1,000,000   Pitt County, NC (Series A)
                 6.20% Bonds (Pitt County
                 Memorial Hospital)/(United
                 States Treasury COL),

                 12/1/1999                            1,002,571

     1,200,000   Randolph County, NC IDA
                 (Series 1990) Weekly VRDNs
                 (Wayne Steel, Inc.)/(Bank

                 One, Ohio, N.A. LOC)                 1,200,000
     4,155,000   Robeson County, NC
                 Industrial Facilities and
                 PCFA (Series 1999) Weekly
                 VRDNs (Rempac Foam
                 Corp.)/(Chase Manhattan

                 Bank N.A., New York LOC)             4,155,000
     4,210,000   Rowan County, NC
                 Industrial Facilities PCFA
                 (Series 1999) Weekly VRDNs
                 (PHC, LLC)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                      4,210,000
       800,000   Rutherford County, NC,
                 Industrial Facilities PCFA
                 Weekly VRDNs (Spring-Ford
                 Knitting Co.)/(Branch
                 Banking & Trust Co, Wilson

                 LOC)                                   800,000

     1,400,000   Sampson County, NC
                 Industrial Facilities and
                 PCFA (Series 1997) Weekly
                 VRDNs (DuBose Strapping,
                 Inc.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              1,400,000
     1,900,000   Wake County, NC, 4.50%
                 Bonds, 3/1/2000                      1,908,273
     2,360,724   Wayne County, NC PCFA
                 Weekly VRDNs (Cooper

                 Industries, Inc.)                    2,360,724
     7,100,000   Wilson County, NC PCA
                 (Series 1994) Weekly VRDNs
                 (Granutec, Inc.)/(Branch
                 Banking & Trust Co, Wilson

                 LOC)                                 7,100,000
                 TOTAL                              182,485,987


PRINCIPAL

AMOUNT                                                   VALUE

                 SHORT-TERM MUNICIPALS-
                 continued 1
                 PUERTO RICO-1.1%

 $   2,000,000   Puerto Rico Industrial,
                 Medical & Environmental
                 PCA (1983 Series A) 2.90%
                 TOBs (Merck & Co., Inc.),
                 Optional Tender 12/1/1999        $   2,000,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 3                $ 184,485,987


 Securities that are subject to alternative minimum tax represent 46.1% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1999, the portfolio securities were rated as follows:

 Tier Rating based on Total Market Value (Unaudited)



FIRST TIER   SECOND TIER
96.9%        3.1%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $32,564,000 which represents 17.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($185,347,630) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax COL -Collateralized CP -Commercial Paper HFA -Housing Finance Authority IDA -Industrial Development Authority IDRB -Industrial Development Revenue Bond IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCA -Pollution Control Authority PCR -Pollution Control Revenue PCFA -Pollution Control Finance Authority PRF -Prerefunded TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 184,485,987
Cash                                                  228,451
Income receivable                                     933,242
Receivable for shares sold                             11,985
TOTAL ASSETS                                      185,659,665
LIABILITIES:

Payable for shares

redeemed                        $ 115,767
Income distribution
payable                           136,389
Accrued expenses                   59,879
TOTAL LIABILITIES                                     312,035
Net assets for 185,347,630
shares outstanding                             $  185,347,630
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$185,347,630 / 185,347,630

shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                         $ 6,363,487

EXPENSES:

Investment advisory fee        $   946,083
Administrative personnel
and services fee                   142,669
Custodian fees                      12,450
Transfer and dividend
disbursing agent fees and
expenses                            53,283
Directors'/Trustees' fees            2,187
Auditing fees                       12,132
Legal fees                           8,868
Portfolio accounting fees           45,336
Shareholder services fee           473,042
Share registration costs            23,083
Printing and postage                14,399
Insurance premiums                  14,009
Miscellaneous                        4,842
TOTAL EXPENSES                   1,752,383
WAIVER:
Waiver of investment
advisory fee                      (627,679)
Net expenses                                       1,124,704
Net investment income                            $ 5,238,783


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31                     1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    5,238,783       $      5,603,680
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                   (5,238,783)            (5,603,680)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             684,100,031          1,078,743,485
Net asset value of shares
issued to shareholders in
payment of
distributions declared               4,072,608              4,634,347
Cost of shares redeemed           (714,935,712)        (1,043,902,913)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       (26,763,073)            39,474,919
Change in net assets               (26,763,073)            39,474,919
NET ASSETS:

Beginning of period                212,110,703            172,635,784
End of period                   $  185,347,630       $    212,110,703


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                          1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03         0.03         0.03        0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)      (0.04)
NET ASSET VALUE, END OF PERIOD:              $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 1                                 2.81%        3.17%        3.24%        3.23%       3.51%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     0.92%        0.94%        0.99%        1.01%       0.99%
Net investment income 2                        2.44%        2.74%        2.79%        2.75%       3.06%
Expenses (after waivers)                       0.59%        0.59%        0.59%        0.59%       0.59%
Net investment income (after waivers)          2.77%        3.09%        3.19%        3.17%       3.46%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $185,348     $212,111     $172,636     $137,749     $97,602


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1999, capital paid-in aggregated $185,347,630. Transactions in shares were as follows:



YEAR ENDED OCTOBER 31                     1999               1998
Shares sold                        684,100,031      1,078,743,485
Shares issued to
shareholders in payment of
distributions declared               4,072,608          4,634,347
Shares redeemed                   (714,935,712)    (1,043,902,913)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS                 (26,763,073)        39,474,919


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser ("the Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $289,605,000 and $340,116,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 80.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.9% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Anderson LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF NORTH CAROLINA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the North Carolina Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the North Carolina Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

North Carolina Municipal Cash Trust

ANNUAL REPORT

TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 North Carolina Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229782

G01177-02 (12/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of New Jersey Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income-free from federal regular income tax and New Jersey personal income tax-through a portfolio concentrated in high-quality, short-term New Jersey municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.03 per share for both Institutional Shares and Institutional Service Shares. The fund's net assets totaled $170.5 million at the end of the reporting period.

Thank you for relying on New Jersey Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three interest rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November. Each time the Fed voted to raise the federal funds target rate by a quarter point, bringing the target rate to 5.50%.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than half of the fund's assets, started the reporting period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year-end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the two highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country benefited from an expanding economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level of the decade. Lack of supply and heavy demand kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the period was approximately 65 days. The Trust remained in a 45 to 65-day average maturity range over the reporting period, and moved within that range according to relative value opportunities. We continue to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range is targeted taking into account Federal Reserve monetary policy, the portfolio maximizes performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continues to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is probable that we will see one or possibly two interest rate increases in the first and second quarters of 2000. In the near future, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch market developments with great interest in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-
                 99.7% 1
                 NEW JERSEY-99.7%

  $  2,685,000   Atlantic Highlands, NJ,

                 3.63% BANs, 1/21/2000            $   2,687,742
     1,265,000   Camden County, NJ
                 Improvement Authority
                 (Series 1995) Weekly VRDNs
                 (Jewish Federation of
                 Southern Jersey,
                 Inc.)/(National
                 Westminster Bank, PLC,

                 London LOC)                          1,265,000
       900,000   Camden County, NJ
                 Improvement Authority
                 (Series 1996) Weekly VRDNs
                 (Parkview Redevelopment
                 Housing Project)/(General
                 Electric Capital Corp.

                 LOC)                                   900,000

     7,125,000   Clipper Tax-Exempt Trust
                 (New Jersey Non-AMT)
                 (Series 1998-6) Weekly
                 VRDNs (New Jersey Housing &
                 Mortgage Financing
                 Authority)/(MBIA
                 INS)/(State Street Bank
                 and Trust Co. LIQ)                   7,125,000
     3,120,000   Clipper, NJ Tax-Exempt
                 Trust (Series 1996-2)
                 Weekly VRDNs (New Jersey
                 Housing & Mortgage
                 Financing Authority)/(MBIA
                 INS)/(State Street Bank

                 and Trust Co. LIQ)                   3,120,000
     2,185,000   Deptford Township, NJ,
                 4.25% BANs, 8/11/2000                2,193,984
     6,830,000   Gloucester County, NJ,
                 4.13% BANs, 8/1/2000                 6,848,456
     2,900,000   Hammonton, NJ, 3.75% BANs,
                 1/27/2000                            2,903,341
     2,785,250   Hammonton, NJ, 4.00% BANs,
                 7/28/2000                            2,789,206
     4,771,442   High Bridge Borough, NJ,
                 4.13% BANs, 9/1/2000                 4,786,281
     1,150,000   Jersey City, NJ Municipal
                 Utilities Authority
                 (Series 1998) 4.00% Bonds

                 (FSA INS), 12/1/1999                 1,150,877
     2,603,610   Lavallette Borough, NJ,
                 3.50% BANs, 4/28/2000                2,606,683
     1,587,750   Little Egg Harbor
                 Township, NJ, 3.75% BANs,

                 3/10/2000                            1,590,478
     1,820,000   Manchester Township, NJ,
                 3.50% BANs, 11/4/1999                1,820,043
     4,661,000   Mercer County, NJ
                 Improvement Authority
                 (Series 1999) 3.60% BANs
                 (Parking Facility)/(Mercer

                 County, NJ GTD), 1/12/2000           4,661,000
     1,500,000   Middlesex County, NJ PCFA
                 Weekly VRDNs (FMC Gold
                 Co.)/(Wachovia Bank of NC,

                 N.A. Winston-Salem LOC)              1,500,000
     2,500,000   New Jersey EDA Weekly VRDNs
                 (Center-For-Aging -
                 Applewood Estates)/(Fleet
                 National Bank,

                 Springfield, MA LOC)                 2,500,000
     2,450,000   New Jersey EDA Weekly VRDNs
                 (Maroukian Realty,
                 LLC)/(Commerce Bank, N.A.,

                 Cherry Hill, NJ LOC)                 2,450,000
     5,268,000   New Jersey EDA Weekly VRDNs
                 (Meridan Health

                 Care)/(Allfirst LOC)                 5,268,000
     2,400,000   New Jersey EDA Weekly VRDNs
                 (U.S. Golf
                 Association)/(PNC Bank,

                 N.A. LOC)                            2,400,000

     1,460,000   New Jersey EDA (Series
                 1994A) 4.00% TOBs (A.F.L.
                 Quality, Inc.)/(Fleet Bank
                 N.A. LOC), Optional Tender

                 7/1/2000                             1,460,000

       330,000   New Jersey EDA (Series
                 1994B) 4.00% TOBs (Two
                 Univac, LLC)/(Fleet Bank
                 N.A. LOC), Optional Tender

                 7/1/2000                               330,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW JERSEY-CONTINUED

 $   4,100,000   New Jersey EDA (Series
                 1985) Weekly VRDNs (Seton
                 Co.)/(First Union National
                 Bank Charlotte, NC LOC)         $    4,100,000
       280,000   New Jersey EDA (Series
                 1987G) Weekly VRDNs (W.Y.
                 Urban Renewal)/(National
                 Westminster Bank, PLC,

                 London LOC)                            280,000
     2,300,000   New Jersey EDA (Series
                 1990) Weekly VRDNs
                 (Genlyte Camden
                 County)/(Bank of America,

                 N.A. LOC)                            2,300,000

       910,000   New Jersey EDA (Series
                 1992D-1) Weekly VRDNs
                 (Danlin Corp.)/(Banque

                 Nationale de Paris LOC)                910,000
     2,485,000   New Jersey EDA (Series
                 1992L) Weekly VRDNs (Kent
                 Place School)/(Banque

                 Nationale de Paris LOC)              2,485,000
     1,710,000   New Jersey EDA (Series
                 1995) Weekly VRDNs
                 (International Vitamin
                 Corporation
                 Project)/(National
                 Westminster Bank, PLC,

                 London LOC)                          1,710,000
     2,325,000   New Jersey EDA (Series
                 1997) Weekly VRDNs
                 (Lauffer Building
                 Associates, Ltd.)/(Credit

                 Suisse First Boston LOC)             2,325,000
     1,775,000   New Jersey EDA (Series
                 1997) Weekly VRDNs
                 (Oakland Building
                 Associates, Ltd.)/(Credit

                 Suisse First Boston LOC)             1,775,000
     1,800,000   New Jersey EDA (Series
                 1997) Weekly VRDNs
                 (Oakland Industrial
                 Associates, Ltd.)/(Credit

                 Suisse First Boston LOC)             1,800,000
     2,500,000   New Jersey EDA (Series
                 1997) Weekly VRDNs (Okner
                 Parkway Associates Ltd.
                 Partnership)/(Credit

                 Suisse First Boston LOC)             2,500,000
     3,500,000   New Jersey EDA (Series
                 1997) Weekly VRDNs
                 (Phoenix Realty
                 Partners)/(Corestates Bank

                 N.A. Philadelphia, PA LOC)           3,500,000

     1,500,000   New Jersey EDA (Series
                 1997) Weekly VRDNs (UJA
                 Federation of Bergan
                 County and North Hudson,
                 Inc.)/(Bank of New York,

                 New York LOC)                        1,500,000
     2,400,000   New Jersey EDA (Series
                 1997) Weekly VRDNs (Wood
                 Hollow Associates,
                 L.L.C.)/(Corestates Bank

                 N.A. Philadelphia, PA LOC)           2,400,000

     2,800,000   New Jersey EDA (Series
                 1998) Weekly VRDNs
                 (Deutscher Realty Co.
                 LLC)/(Chase Manhattan Bank

                 N.A., New York LOC)                  2,800,000
     1,300,000   New Jersey EDA (Series
                 1998) Weekly VRDNs (St.
                 James Preparatory School &
                 St. James Social Service
                 Corp.)/(First Union

                 National Bank, North LOC)            1,300,000
     1,975,000   New Jersey EDA (Series
                 1998A) Weekly VRDNs
                 (Bayshore Health Care
                 Center)/(KBC Bank N.V.

                 LOC)                                 1,975,000

     3,750,000   New Jersey EDA (Series 1999) Weekly VRDNs (Richmond Industries,
                 Inc. and Richmond Realty, LLC)/(Commerce Bank, N.A.,

                 Cherry Hill, NJ LOC)                 3,750,000
     1,690,000   New Jersey EDA (Series
                 1999) Weekly VRDNs (VOADV Property, Inc.)/(Commerce Bank, N.A.,
                 Cherry Hill, NJ

                 LOC)                                 1,690,000
     1,040,000   New Jersey EDA (Series A)
                 Weekly VRDNs (325 Midland
                 Avenue, LLC & Wearbest Sil-
                 Tex, Ltd.)/(Bank of New

                 York, New York LOC)                  1,040,000
       250,000   New Jersey EDA (Series B)
                 Weekly VRDNs (325 Midland
                 Avenue, LLC & Wearbest Sil-
                 Tex, Ltd.)/(Bank of New

                 York, New York LOC)                    250,000
PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW JERSEY-CONTINUED $ 435,000 New Jersey EDA (Series W)

                 Weekly VRDNs (Datatec
                 Industries, Inc.)/(Banque

                 Nationale de Paris LOC)         $      435,000
     2,815,000   New Jersey EDA, Economic
                 Development Bonds Weekly
                 VRDNs (Atlantic States
                 Cast Iron Pipe
                 Co.)/(Amsouth Bank N.A.,

                 Birmingham LOC)                      2,815,000
     4,800,000   New Jersey EDA, Port
                 Facility Revenue Bonds
                 (Series 1983) Weekly VRDNs
                 (Trailer Marine Transport
                 Corp.)/(Chase Manhattan

                 Bank N.A., New York LOC)             4,800,000
     8,500,000   New Jersey EDA, Trust
                 Receipts (Series 1998
                 FR/RI-34) Weekly VRDNs
                 (New Jersey-American Water
                 Co., Inc.)/(FGIC
                 INS)/(Bank of New York, New

                 York LIQ)                            8,500,000
     2,410,000   New Jersey Health Care
                 Facilities Financing
                 Authority (Series B) 5.50%
                 Bonds (Kennedy Health
                 System)/(MBIA INS),

                 7/1/2000                             2,441,170
     8,240,000   New Jersey Housing &
                 Mortgage Financing
                 Authority, CDC Municipal
                 Products Class A
                 Certificates (Series
                 1996B) Weekly VRDNs (MBIA
                 INS)/(CDC Municipal

                 Products, Inc. LIQ)                  8,240,000
     3,530,000   New Jersey State
                 Transportation Trust Fund
                 Agency, Floater
                 Certificates (Series 1998-
                 54) Weekly VRDNs (FSA
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,

                 Inc. LIQ)                            3,530,000
     2,500,000   New Jersey State
                 Transportation Trust Fund
                 Agency, TOC's Trust
                 (Series 1999-2) Weekly
                 VRDNs (FSA INS)/(Chase
                 Manhattan Bank N.A., New

                 York LIQ)                            2,500,000
     2,500,000   New Jersey State
                 Transportation Trust Fund
                 Agency, Trust Receipts
                 (Series 1996-2) Weekly
                 VRDNs (MBIA INS)/(Bank of

                 New York, New York LIQ)              2,500,000
     1,000,000   New Jersey State
                 Transportation Trust Fund
                 Agency, Trust Receipts
                 FR/RI-A37 Weekly VRDNs
                 (AMBAC INS)/(Bayerische
                 Hypotheken-und Vereinsbank

                 AG LIQ)                              1,000,000

     2,535,000 2 New Jersey State (Series
                 1997L) 3.50% TOBs (CDC
                 Municipal Products, Inc.
                 LIQ), Optional Tender

                 6/8/2000                             2,535,000

     1,000,000   Passaic Valley, NJ Water
                 Commission (Series 1999)
                 Water Supply System
                 Subordinated Project
                 Notes, 4.50% BANs (PNC
                 Bank, N.A. LOC),

                 11/14/2000                           1,006,530
     2,233,500   Pleasantville, NJ, 3.75%
                 BANs, 4/29/2000                      2,238,257
    10,000,000   Port Authority of New York
                 and New Jersey (Series

                 1991-A) Weekly VRDNs                10,000,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW JERSEY-CONTINUED
 $   3,000,000   Trenton, NJ, 4.25% BANs,

                 10/20/2000                      $    3,012,960
     3,227,500   Union Beach, NJ, 3.75%
                 BANs, 1/20/2000                      3,231,263
     3,200,000   Union County, NJ Utilities
                 Authority, Trust Receipts
                 FR/RI-38 Weekly VRDNs
                 (Ogden Martin Systems Of
                 Union, Inc.)/(AMBAC
                 INS)/(Bank of New York, New

                 York LIQ)                            3,200,000
     5,200,000   Washington Borough, NJ,
                 3.30% BANs, 12/10/1999               5,200,535
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 3                $ 169,931,806


 Securities that are subject to alternative minimum tax represent 31.4% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)



FIRST TIER   SECOND TIER
92.1%        7.9%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $2,535,000 which represents 1.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($170,501,490) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes EDA -Economic Development Authority FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GTD -Guaranteed INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCFA -Pollution Control Finance Authority TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 169,931,806
Cash                                                  479,555
Income receivable                                   1,525,765
Receivable for shares sold                              4,551
TOTAL ASSETS                                      171,941,677
LIABILITIES:

Payable for investments
purchased                       $ 1,006,530
Payable for shares
redeemed                             25,107
Income distribution
payable                             383,667
Accrued expenses                     24,883
TOTAL LIABILITIES                                   1,440,187
Net assets for 170,501,490
shares outstanding                              $ 170,501,490
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$112,138,360 / 112,138,360

shares outstanding                                      $1.00

INSTITUTIONAL SERVICE

SHARES:
$58,363,130 / 58,363,130

shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                                           $ 6,310,577
EXPENSES:

Investment advisory fee                          $   763,407
Administrative personnel
and services fee                                     155,000
Custodian fees                                         9,196
Transfer and dividend
disbursing agent fees and
expenses                                              37,478
Directors'/Trustees' fees                              1,825
Auditing fees                                         12,615
Legal fees                                             9,664
Portfolio accounting fees                             57,500
Distribution services fee-
Institutional Service
Shares                                                68,463
Shareholder services fee-
Institutional Shares                                 305,971
Shareholder services fee-
Institutional Service
Shares                                               171,158
Share registration costs                              32,062
Printing and postage                                  22,571
Insurance premiums                                    12,481
Miscellaneous                                          2,455
TOTAL EXPENSES                                     1,661,846
WAIVERS:
Waiver of investment
advisory fee                    $  (155,083)
Waiver of distribution
services fee-Institutional
Service Shares                     (68,463)
Waiver of shareholder
services fee-Institutional
Shares                            (244,777)
Waiver of shareholder
services fee-Institutional
Service Shares                     (68,463)
TOTAL WAIVERS                                       (536,786)
Net expenses                                                         1,125,060
Net investment income                                              $ 5,185,517


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31             1999                 1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    5,185,517       $    6,304,513
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (3,366,649)          (4,351,312)
Institutional Service
Shares                              (1,818,868)          (1,953,201)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (5,185,517)          (6,304,513)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             563,331,396          670,567,607
Net asset value of shares
issued to shareholders in
payment of
distributions declared               1,077,052            1,275,927
Cost of shares redeemed           (565,179,843)        (667,515,788)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                          (771,395)           4,327,746
Change in net assets                  (771,395)           4,327,746
NET ASSETS:

Beginning of period                171,272,885          166,945,139
End of period                   $  170,501,490       $  171,272,885


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                      1999          1998          1997          1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD        $  1.00      $  1.00       $  1.00       $  1.00       $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03          0.03          0.03          0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)        (0.03)        (0.03)        (0.03)
NET ASSET VALUE, END OF PERIOD              $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
TOTAL RETURN 1                                 2.77%        3.12%         3.18%         3.17%         3.46%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     0.83%        0.83%         0.86%         0.92%         0.96%
Net investment income 2                        2.47%        2.79%         2.82%         2.76%         3.00%
Expenses (after waivers)                       0.55%        0.55%         0.55%         0.55%         0.55%
Net investment income (after waivers)          2.75%        3.07%         3.13%         3.13%         3.41%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $112,138     $106,032      $112,407      $115,722       $86,944


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                      1999               1998               1997               1996               1995
NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00            $  1.00            $  1.00            $  1.00            $  1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.03               0.03               0.03               0.03               0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)             (0.03)             (0.03)             (0.03)             (0.03)
NET ASSET VALUE, END OF PERIOD             $  1.00            $  1.00            $  1.00            $  1.00            $  1.00
TOTAL RETURN 1                                2.67%              3.01%              3.08%              3.07%              3.36%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                    0.93%              0.93%              0.96%              1.02%              1.06%
Net investment income 2                       2.37%              2.67%              2.77%              2.66%              2.87%
Expenses (after waivers)  0.65%               0.65%              0.65%              0.65%              0.65%
Net investment income (after waivers)         2.65%              2.95%              3.08%              3.03%              3.28%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $58,363            $65,240            $54,538            $28,807            $29,817


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1999, capital paid-in aggregated $170,501,490.

Transactions in shares were as follows:



YEAR ENDED OCTOBER 31         1999             1998
INSTITUTIONAL SHARES:

Shares sold                    401,625,092      453,405,235
Shares issued to
shareholders in payment of
distributions declared              26,129           43,111
Shares redeemed               (395,545,299)    (459,822,649)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                     6,105,922       (6,374,303)


YEAR ENDED OCTOBER 31         1999             1998
INSTITUTIONAL SERVICE

SHARES:

Shares sold                    161,706,304      217,162,372
Shares issued to
shareholders in payment of
distributions declared           1,050,923        1,232,816
Shares redeemed               (169,634,544)    (207,693,139)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              (6,877,317)      10,702,049
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                (771,395)       4,327,746


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $352,651,530 and $306,799,762, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 65.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.8% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST

AND SHAREHOLDERS OF NEW JERSEY MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the New Jersey Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Jersey Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

New Jersey Municipal Cash Trust

ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 New Jersey Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229600

Cusip 314229709

G00203-01 (12/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of New York Municipal Cash Trust, which covers the 12-month reporting period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares and Cash II Shares.

The fund is a convenient way to put your ready cash pursuing double or triple-tax-free income-free from federal regular income tax, New York state income tax, and New York City local income tax-through a portfolio concentrated in high-quality, short-term New York municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double or triple-tax-free advantage means you can earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.03 per share for Institutional Service Shares and $0.03 per share for Cash II Shares. The fund's total net assets totaled $640.0 million at the end of the reporting period.

Thank you for relying on New York Municipal Cash Trust to help your ready cash earn income every day. As always, we'll continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999, with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 65 days. Despite our attempts to take advantage of the relative value of fixed-rate notes to VRDNs, an influx of assets kept the fund's average maturity in a 40-50 day range over most of the reporting period. At the end of the period, the average maturity stood at 51 days. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. After an average maturity range was targeted, taking into account Federal Reserve monetary policy, the portfolio maximized performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as U.S. Treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first and second quarters of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-
                 99.2% 1
                 NEW YORK-99.0%

  $              13,150,000 2 ABN AMRO Muni TOPS Certificates Trust (New York
                 Non-AMT) Series 1999- 2, 3.30% TOBs (Metropolitan
                 Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank N.V.,
                 Amsterdam LIQ),

                 Optional Tender 5/10/2000        $  13,150,000
     9,195,000   Albany County Airport
                 Authority, NY, Trust
                 Receipts (Series 1997
                 FR/RI-7) Weekly VRDNs (FSA
                 INS)/(Bank of New York, New

                 York LIQ)                            9,195,000
     4,940,000   Argyle, NY Central School
                 District, 3.35% BANs,

                 12/1/1999                            4,940,589

     4,115,000   Canandaigua, NY City
                 School District, 3.35%

                 BANs, 3/30/2000                      4,118,273
     6,120,000   Cattaraugus County, NY
                 IDA, (Series 1999A) Weekly
                 VRDNs (Gernatt Asphalt

                 Products,
                 Inc.)/(Manufacturer's &
                 Traders Trust Co.,

                 Buffalo, NY LOC)                     6,120,000
     3,460,000   Cayuga County, NY IDA,
                 (Series 1998) Weekly VRDNs
                 (NFR Northeast,

                 Inc.)/(KeyBank, N.A. LOC)            3,460,000
     7,500,000   Chateaugay, NY Central
                 School District, 4.25%

                 BANs, 9/29/2000                      7,522,928
     3,900,000   Chautauqua County, NY IDA
                 Weekly VRDNs (Mogen David
                 Wine Corp.)/(Wells Fargo

                 Bank, N.A. LOC)                      3,900,000
    12,850,000   Clipper Tax-Exempt Trust
                 (New York AMT) Series 1998-
                 10 Weekly VRDNs (New York
                 State Mortgage
                 Agency)/(State Street Bank

                 and Trust Co. LIQ)                  12,850,000
     2,250,000   Cobleskill-Richmondville,
                 NY Central School
                 District, 4.25% BANs,

                 6/15/2000                            2,256,107

       820,000   Colonie, NY IDA Weekly VRDNs (Herbert S.

                 Ellis)/(HSBC Bank USA LOC)             820,000
       600,000   Colonie, NY IDA, (Series
                 1988) Weekly VRDNs
                 (Specialty Retailers,

                 Inc.)/(HSBC Bank USA LOC)              600,000
     2,800,000   Colonie, NY IDA, 3.35% TOBs
                 (800 North Pearl
                 Associates)/(Fleet Bank
                 N.A. LOC), Optional Tender

                 12/1/1999                            2,800,000
     2,425,000   Columbia County, NY IDA,
                 (Series 1998A) Weekly
                 VRDNs (Empire Homes,

                 LLC)/(KeyBank, N.A. LOC)             2,425,000
     5,200,000   Corinth, NY IDA, Solid
                 Waste Disposal Revenue
                 Bonds (Series A), 3.85%
                 TOBs (International Paper
                 Co.), Optional Tender

                 3/1/2000                             5,200,000

     8,000,000   Dalton-Nunda, NY Central
                 School District, 3.40%

                 BANs, 11/24/1999                     8,000,973
     1,100,000   Dutchess County, NY IDA,
                 Series 1995 Weekly VRDNs
                 (Laerdal Medical
                 Corp.)/(Bank of New York,

                 New York LOC)                        1,100,000
     4,000,000   Elba, NY Central School
                 District, 4.00% BANs,

                 7/7/2000                             4,010,504
     5,000,000   Erie County, NY IDA,
                 (Series 1998) Weekly VRDNs
                 (Alden Scientific

                 Corp.)/(KeyBank, N.A. LOC)           5,000,000
     2,025,000   Erie County, NY IDA,
                 (Series A) Weekly VRDNs
                 (Gemcor)/(HSBC Bank USA

                 LOC)                                 2,025,000

     5,000,000   Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs
                 (Servotronics, Inc. Project)/(Fleet Bank N.A.

                 LOC)                                 5,000,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW YORK-CONTINUED
 $     485,000   Fulton County, NY IDA,

                 3.40% TOBs (Gates Mills,
                 Inc.)/(Fleet Bank N.A.
                 LOC), Optional Tender

                 12/1/1999                       $      485,000
     2,000,000   Groton Central School
                 District, NY, 3.35% BANs,

                 3/30/2000                            2,001,189
     1,300,000   Guilderland, NY IDA,
                 (Series 1993A) Weekly VRDNs (Northeastern Industrial Park,
                 Inc.)/(Fleet Bank N.A.

                 LOC)                                 1,300,000
     3,400,000   Herkimer County, NY IDA,
                 1994 IDRB Weekly VRDNs
                 (Granny's Kitchen)/(Bank

                 of New York, New York LOC)           3,400,000
     2,800,000   Lansing, NY Central School
                 District, 3.90% BANs,

                 8/10/2000                            2,806,257

    12,390,000   Long Island Power
                 Authority, Electric System
                 Subordinated Revenue Bonds
                 (Series 1) Weekly VRDNs
                 (Bayerische Landesbank
                 Girozentrale and
                 Westdeutsche Landesbank
                 Girozentrale LOCs)                  12,390,000
     2,330,000   Long Island Power
                 Authority, Floater
                 Certificates (Series 1998-
                 66) Weekly VRDNs (MBIA
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,

                 Inc. LIQ)                            2,330,000
     7,595,000   Long Island Power
                 Authority, PA-513R, 3.25%
                 TOBs (FSA INS)/(Merrill
                 Lynch Capital Services,
                 Inc. LIQ), Optional Tender

                 4/6/2000                             7,595,000
     1,600,000   Madison County, NY IDA,
                 (Series 1989A) Weekly VRDNs (Madison, NY Upstate Metals)/(Fleet
                 Bank N.A.

                 LOC)                                 1,600,000
    12,050,000   Madison County, NY IDA,
                 (Series 1999A) Weekly
                 VRDNs (Cazenovia
                 College)/(Manufacturer's &
                 Traders Trust Co.,

                 Buffalo, NY LOC)                   12,050,000
     3,400,000   Madison County, NY IDA,
                 (Series A) Weekly VRDNs
                 (Owl Wire and

                 Cable)/(KeyBank, N.A. LOC)          3,400,000
    19,395,000   Metropolitan
                 Transportation Authority,

                 NY, MERLOTS (Series 1997 C-

                 2) Weekly VRDNs (FGIC
                 INS)/(First Union National

                 Bank, Charlotte, NC LIQ)           19,395,000
     3,000,000   Metropolitan
                 Transportation Authority, NY, SSP29 (Series 1999) Weekly VRDNs
                 (FSA INS)/(Chase Manhattan Bank

                 N.A., New York LIQ)                 3,000,000
     4,265,000   Metropolitan
                 Transportation Authority, NY, Trust Receipts (Series 1997
                 FR/RI-9) Weekly VRDNs (FGIC INS)/(Bank of New

                 York, New York LIQ)                 4,265,000
     4,740,000   New York City Housing
                 Development Corp.,
                 Municipal Securities Trust
                 Receipts (Series 1996-
                 CMC1A) Weekly VRDNs (Chase

                 Manhattan Corp. LIQ)                4,740,000
     4,735,000   New York City Housing
                 Development Corp.,
                 Municipal Securities Trust
                 Receipts (Series 1996-
                 CMC1B) Weekly VRDNs (Chase

                 Manhattan Corp. LIQ)                4,735,000
    12,240,000   New York City Municipal
                 Water Finance Authority, (PA-523) Weekly VRDNs (FGIC
                 INS)/(Merrill Lynch Capital Services, Inc.

                 LIQ)                               12,240,000

     8,000,000   New York City Municipal
                 Water Finance Authority,
                 Trust Receipts (Series
                 1997 FR/RI-6) Weekly VRDNs
                 (MBIA INS)/(Bank of New

                 York, New York LIQ)                 8,000,000
     6,300,000 2 New York City Municipal
                 Water Finance Authority,
                 Variable Rate Certificates
                 (Series 1997A-1), 3.15%
                 TOBs (MBIA INS)/(Bank of
                 America, N.A. LIQ),

                 Optional Tender 12/16/1999          6,300,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW YORK-CONTINUED

 $   9,345,000 2 New York City Municipal
                 Water Finance Authority,
                 Variable Rate Certificates
                 (Series 1997A-2), 3.15%
                 TOBs (MBIA INS)/(Bank of
                 America, N.A. LIQ),
                 Optional Tender 12/16/1999      $    9,345,000
        22,223   New York City, NY IDA
                 Weekly VRDNs (David Rosen
                 Bakers Supply)/(Ford Motor
                 Credit Corp. LIQ)/(Chase
                 Manhattan Bank N.A., New

                 York LOC)                              22,223
     7,035,000   New York City, NY IDA, CDC
                 1997H - Class A Certificates Weekly VRDNs (Japan Airlines
                 Co.)/(FSA INS)/(CDC Municipal

                 Products, Inc. LIQ)                 7,035,000
     7,990,000   New York City, NY IDA, CDC
                 Municipal Products (Series
                 1998D) Weekly VRDNs (Japan
                 Airlines Co.)/(FSA
                 INS)/(CDC Municipal

                 Products, Inc. LIQ)                 7,990,000
     3,380,000   New York City, NY IDA, CDC
                 Municipal Products, Inc.
                 (Series 1996H) Weekly
                 VRDNs (Japan Airlines
                 Co.)/(FSA INS)/(CDC
                 Municipal Products, Inc.

                 LIQ)                                3,380,000
     8,670,000   New York City, NY IDA,
                 Class A Certificates (Series CDC-1997E) Weekly VRDNs (Japan
                 Airlines Co.)/(FSA INS)/(CDC Municipal Products, Inc.

                 LIQ)                                8,670,000

     3,005,000   New York City, NY
                 Transitional Finance
                 Authority, (1998 Subseries
                 A-1) Weekly VRDNs
                 (Commerzbank AG, Frankfurt

                 LIQ)                                3,005,000

    10,000,000   New York City, NY
                 Transitional Finance
                 Authority, (Series 1999B)
                 MERLOTs Weekly VRDNs
                 (First Union National

                 Bank, Charlotte, NC LIQ)           10,000,000
    16,595,000   New York City, NY
                 Transitional Finance
                 Authority, PT-1047 Weekly
                 VRDNs (Bank of America,

                 N.A. LIQ)                          16,595,000
    14,300,000   New York City, NY, (PA-
                 156), Weekly VRDNs
                 (Merrill Lynch Capital
                 Services, Inc.
                 LIQ)/(Merrill Lynch
                 Capital Services, Inc.

                 LOC)                                14,300,000

     5,000,000   New York City, NY, (Series
                 L), 5.25% Bonds, 8/1/2000            5,047,408
    10,475,000   New York State Dormitory
                 Authority, PA-60 (Series
                 1993) Weekly VRDNs
                 (Rochester General
                 Hospital)/(FHA
                 INS)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ)                                10,475,000

     6,245,000 2 New York State Dormitory
                 Authority, PT-128, 3.70%
                 TOBs (Rosalind & Joseph
                 Gurwin Jewish Geriatric
                 Center of Long Island,
                 Inc.)/(AMBAC INS)/(Merrill
                 Lynch Capital Services,
                 Inc. LIQ), Optional Tender

                 7/27/2000                            6,245,000

     5,960,000   New York State Dormitory
                 Authority, PT-130 (Series
                 1997) Weekly VRDNs (United
                 Health Services Hospitals,
                 Inc.)/(AMBAC INS)/(Merrill
                 Lynch Capital

                 Services, Inc. LIQ)                  5,960,000
     7,780,000 2 New York State Dormitory
                 Authority, PT-75, 3.30%
                 TOBs (Ellis
                 Hospital)/(MBIA
                 INS)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender

                 5/11/2000                            7,780,000

     5,445,000   New York State Energy
                 Research & Development
                 Authority, (PA-144) Weekly
                 VRDNs (Long Island
                 Lighting Co.)/(Merrill
                 Lynch Capital Services,
                 Inc. LIQ)/(Merrill Lynch
                 Capital Services, Inc.
                 LOC)                                5,445,000

     5,000,000   New York State Energy
                 Research & Development
                 Authority, PCR Bonds
                 (1987 Series B) Daily
                 VRDNs (Niagara Mohawk
                 Power Corp.)/(Morgan
                 Guaranty Trust Co., New
                 York LOC)                           5,000,000
     4,190,000   New York State Energy
                 Research & Development
                 Authority, Poll Ctrl
                 Revenue Adj Rate Bonds
                 (1988 Series A) Daily VRDNs
                 (Niagara Mohawk Power
                 Corp.)/(Morgan Guaranty

                 Trust Co., New York LOC)            4,190,000
PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW YORK-CONTINUED

 $   3,800,000   New York State Energy
                 Research & Development
                 Authority, Trust Receipts,
                 Series 1998 FR/RI-9 Weekly
                 VRDNs (Brooklyn Union Gas
                 Co.)/(MBIA INS)/(Bank of
                 New York, New York LIQ)         $    3,800,000
    12,200,000   New York State
                 Environmental Facilities
                 Corp., Trust Receipts
                 (Series 1997 FR/RI-4)
                 Weekly VRDNs (New York City
                 Municipal Water Finance
                 Authority)/(Bank of New

                 York, New York LIQ)                 12,200,000
       795,000   New York State Job
                 Development Authority
                 Weekly VRDNs (Bayerische
                 Landesbank Girozentrale
                 and Morgan Guaranty Trust

                 Co., New York LOCs)                    795,000
     3,105,000   New York State Job
                 Development Authority
                 Weekly VRDNs (Bayerische
                 Landesbank Girozentrale
                 and Morgan Guaranty Trust

                 Co., New York LOCs)                  3,105,000
     2,320,000   New York State Job
                 Development Authority,
                 (Series C-1) Monthly VRDNs
                 (Bayerische Landesbank
                 Girozentrale and Morgan
                 Guaranty Trust Co.,

                 New York LOCs)                       2,320,000
     5,000,000   New York State Local
                 Government Assistance
                 Corp., (Series B) Weekly
                 VRDNs (Bank of Nova Scotia,

                 Toronto LOC)                         5,000,000
     6,965,000   New York State Medical Care
                 Facilities Finance Agency, (Series 1992 B PT-100) Daily VRDNs
                 (FHA INS)/(Merrill Lynch Capital Services, Inc.

                 LIQ)                                 6,965,000

     3,160,000   New York State Medical Care
                 Facilities Finance Agency,
                 Hospital Insured Mortgage
                 Revenue Bonds (PT-154)
                 Weekly VRDNs (FHA
                 INS)/(Banco Santander SA

                 LIQ)                                3,160,000

    14,495,000   New York State Mortgage
                 Agency, (PA-422) Weekly
                 VRDNs (Merrill Lynch
                 Capital Services, Inc.

                 LIQ)                               14,495,000

     3,700,000   New York State Mortgage
                 Agency, (Series PA-29)
                 Weekly VRDNs (Merrill
                 Lynch Capital Services,

                 Inc. LIQ)                           3,700,000
     1,455,000   New York State Mortgage
                 Agency, Homeowner Mortgage
                 Revenue Bonds (PA-87),
                 Weekly VRDNs (Merrill
                 Lynch Capital Services,

                 Inc. LIQ)                            1,455,000
     3,205,000   New York State Mortgage
                 Agency, Homeowner Mortgage
                 Revenue Bonds (Series PT-
                 15B) Weekly VRDNs
                 (Commerzbank AG, Frankfurt

                 LIQ)                                 3,205,000

     8,645,000   New York State Mortgage
                 Agency, PA-406 Weekly
                 VRDNs (Merrill Lynch
                 Capital Services, Inc.

                 LIQ)                                 8,645,000

     5,000,000 2 New York State Mortgage
                 Agency, PT-164, 3.25% TOBs
                 (Banque Nationale de Paris
                 LIQ), Optional Tender

                 3/9/2000                             5,000,000

     4,880,000   New York State Power
                 Authority, 3.55% TOBs
                 (Bank of America, N.A.,
                 Bank of Tokyo-Mitsubishi
                 Ltd. and Morgan Guaranty
                 Trust Co., New York LIQs),

                 Optional Tender 3/1/2000             4,880,000
     6,500,000   New York State Thruway
                 Authority, (PA-172),
                 Weekly VRDNs (Merrill
                 Lynch Capital Services,
                 Inc. LIQ)/(Merrill Lynch
                 Capital Services, Inc.
                 LOC), Optional Tender

                 1/27/2000                            6,500,000

     9,555,000 2 New York State Thruway
                 Authority, (Series E) PT-
                 1141, 3.25% TOBs (Merrill
                 Lynch Capital Services,
                 Inc. LIQ), Optional Tender

                 3/2/2000                             9,555,000

     8,400,000   New York State Urban
                 Development Corp.,
                 Municipal SecuritiesTrust
                 Receipts (Series 1996-
                 CMC6) Weekly VRDNs (Chase

                 Manhattan Corp. LIQ)                 8,400,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW YORK-CONTINUED

 $   4,500,000   Newfield, NY Central
                 School District, 4.00%

                 BANs, 7/14/2000                 $    4,512,151
     9,520,000   Niagara County, NY IDA,
                 Solid Waste Disposal
                 Facility Revenue Bonds
                 (Series 1994 A) Weekly
                 VRDNs (American Ref-Fuel
                 Co.)/(Wachovia Bank of NC,

                 N.A. LOC)                            9,520,000

     1,600,000   Odessa-Montour, NY Central
                 School District, 3.25%

                 BANs, 11/17/1999                     1,600,061
     1,120,000   Onondaga County, NY IDA,
                 (Series 1997) Weekly VRDNs (General Super Plating Co.,
                 Inc.)/(KeyBank, N.A.

                 LOC)                                 1,120,000
     3,500,000   Onondaga County, NY IDA,
                 (Series 1999A) Weekly
                 VRDNs (Christian Brothers
                 Academy of Syracuse,

                 NY)/(KeyBank, N.A. LOC)              3,500,000
     1,725,000   Onondaga County, NY Weekly
                 VRDNs (Grainger (W.W.),

                 Inc.)                                1,725,000
     1,200,000   Ontario, NY IDA Weekly
                 VRDNs (Hillcrest
                 Enterprises/Buckeye
                 Corrugated)/(National City

                 Bank, Ohio LOC)                      1,200,000
     5,700,000   Oswego County, NY IDA
                 Weekly VRDNs (Copperweld
                 Corp.)/(Credit Lyonnais

                 Paris LOC)                           5,700,000
    15,000,000   Port Authority of New York
                 and New Jersey Weekly VRDNs         15,000,000
    15,000,000   Port Authority of New York

                 and New Jersey Weekly VRDNs         15,000,000
     5,000,000   Portville, NY Central

                 School District, 4.125%

                 BANs, 10/20/2000                     5,012,767
     6,500,000   Red Hook, NY Central School
                 District, 4.25% BANs,

                 10/27/2000                           6,527,772
     4,500,000   Riverhead, NY IDA, IDRB
                 (Series 1998) Weekly VRDNs
                 (Altaire Pharmaceuticals,
                 Inc.)/(Mellon Bank N.A.,

                 Pittsburgh LOC)                      4,500,000
     1,000,000   Rotterdam, NY IDA, (Series
                 1993A) Weekly VRDNs (Rotterdam Industrial Park)/(Fleet Bank
                 N.A.

                 LOC)                                 1,000,000

     2,000,000   Rotterdam-Mohonasen
                 Central School District,

                 NY, 4.125% RANs, 6/30/2000           2,006,444
     1,425,000   Schenectady, NY IDA, IDRB
                 (Series 1995A) Weekly
                 VRDNs (Fortitech Holding
                 Corporation
                 Project)/(Fleet Bank N.A.

                 LOC)                                 1,425,000
     2,720,000   Southeast, NY IDA, IDRB
                 (Series 1995) Weekly VRDNs
                 (Dairy Conveyor Corp.
                 Project)/(Chase Manhattan

                 Bank N.A., New York LOC)             2,720,000
     3,380,000   Southeast, NY IDA,
                 Variable Rate IDRB 1996
                 Weekly VRDNs (The Rawplug
                 Company, Inc.)/(Bank of

                 New York, New York LOC)              3,380,000
     2,500,000   St. Lawrence County, NY
                 IDA, (Series 1998A) Weekly
                 VRDNs (Alcoa, Inc.)                  2,500,000

       600,000   Suffolk County, NY IDA
                 Weekly VRDNs (C & J Realty
                 Corp.)/(Ford Motor Credit
                 Corp. LIQ)/(Chase
                 Manhattan Bank N.A., New

                 York LOC)                              600,000
       750,000   Suffolk County, NY IDA
                 Weekly VRDNs (YM-YWHA of
                 Suffolk)/(European
                 American Bank, New York

                 LOC)                                   750,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 NEW YORK-CONTINUED
 $   2,870,000   Suffolk County, NY IDA,

                 (Series 1997B) Weekly
                 VRDNs (Maryhaven Center of

                 Hope)/(KeyBank, N.A. LOC)       $    2,870,000
       680,000   Suffolk County, NY IDA,
                 (Series 1998A) Weekly
                 VRDNs (Episcopal Health
                 Services, Inc. Civic
                 Facility)/(Paribas, Paris

                 LOC)                                   680,000
     1,800,000   Suffolk County, NY IDA,
                 5.0375% TOBs (Grainger
                 (W.W.), Inc.), Optional

                 Tender 12/1/1999                     1,800,000
     8,000,000   Syracuse, NY IDA Syracuse
                 Weekly VRDNs (Crouse
                 Health Hospital
                 Cardiology)/(Manufacturer'
                 s & Traders Trust Co.,

                 Buffalo, NY LOC)                     8,000,000
    24,525,000   Triborough Bridge & Tunnel
                 Authority, NY, Floater
                 Certificates (Series 1998-
                 72) Weekly VRDNs (FGIC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal

                 Funding, Inc. LIQ)                  24,525,000
     4,000,000   Tupper Lake, NY Central
                 School District, 4.00%

                 BANs, 7/13/2000                      4,010,757
     4,685,000   United Nations, NY
                 Development Corp., (PA-
                 155), Weekly VRDNs
                 (Merrill Lynch Capital
                 Services, Inc.
                 LIQ)/(Merrill Lynch
                 Capital Services, Inc.

                 LOC)                                 4,685,000

     5,200,000   VRDC/IVRC Trust, (Series 1993B) Weekly VRDNs (Metropolitan
                 Transportation Authority, NY)/(AMBAC INS)/(Citibank

                 N.A., New York LIQ)                  5,200,000
    11,700,000   VRDC/IVRC Trust, (Series
                 1993G) Weekly VRDNs (St.
                 Lukes Roosevelt Hospital
                 Center)/(FHA INS)/(Chase
                 Manhattan Bank N.A., New

                 York LIQ)                           11,700,000
     7,500,000   Walden Village, NY IDA,
                 IDRB (Series 1994) Weekly
                 VRDNs (Spence Engineering
                 Co.)/(First Union National

                 Bank, Charlotte, NC LOC)             7,500,000
     3,650,000   Wallkill, NY, 3.40% BANs,
                 4/28/2000                            3,652,585

     4,065,000   Warren & Washington
                 Counties, NY IDA Weekly
                 VRDNs (Sandy Hill
                 Corp.)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                              4,065,000
     3,800,000   Wayne County, NY IDA,
                 (Series 1999) Weekly VRDNs
                 (Paul T. Freund
                 Corporation
                 Facility)/(Chase Manhattan

                 Bank N.A., New York LOC)             3,800,000
     5,000,000   William Floyd UFSD, NY,
                 (Series 1999), 4.00% TANs,
                 6/30/2000                            5,013,559
     6,700,000   Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI
                 Arcade, Inc.)/(Manufacturer's & Traders Trust Co.,

                 Buffalo, NY LOC)                     6,700,000
                 TOTAL                              633,692,547


PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-
                 continued 1
                 PUERTO RICO-0.2%

 $   1,400,901   Commonwealth of Puerto
                 Rico Municipal Revenues
                 Collection Center, 1997A
                 Lease TOPS Trust Weekly
                 VRDNs (ABN AMRO Bank N.V.,
                 Amsterdam LIQ)/(State
                 Street Bank and Trust Co.
                 LOC)                            $    1,400,901
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 3                $ 635,093,448


 Securitites that are subject to alternative minimum tax represents 30.0% of the portfolio based upon portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1 or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value (Unaudited)



FIRST TIER   SECOND TIER
93.0%        7.0%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $57,375,000 which represents 9.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($639,981,712) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes FGIC -Financial Guaranty Insurance Company FHA -Federal Housing Administration FSA -Financial Security Assurance IDA -Industrial Development Authority IDRB -Industrial Development Revenue Bond INS -Insured LIQ -Liquidity Agreement LOCs -Letter(s) of Credit MBIA -Municipal Bond Investors Assurance MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series PCR -Pollution Control Revenue RANs -Revenue Anticipation Notes SA -Support Agreement TANs -Tax Anticipation Notes TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 635,093,448
Cash                                                414,939
Income receivable                                 5,479,211
Receivable for shares sold                           77,220
TOTAL ASSETS                                    641,064,818
LIABILITIES:

Payable for shares

redeemed                        $  36,171
Income distribution
payable                           923,676
Accrued expenses                  123,259
TOTAL LIABILITIES                                 1,083,106
Net assets for 639,981,712
shares outstanding                            $ 639,981,712
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SERVICE

SHARES:
$577,268,569 / 577,268,569

shares outstanding                                    $1.00
CASH II SHARES:

$62,713,143 / 62,713,143

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                                              $ 22,092,410
EXPENSES:

Investment advisory fee                            $  2,640,056
Administrative personnel
and services fee                                        497,651
Custodian fees                                           21,707
Transfer and dividend
disbursing agent fees and
expenses                                                136,245
Directors'/Trustees' fees                                 5,947
Auditing fees                                            12,464
Legal fees                                               12,782
Portfolio accounting fees                               122,445
Distribution services fee-
Institutional Service
Shares                                                1,501,680
Distribution services fee-
Cash II Shares                                          148,355
Shareholder services fee-
Institutional Service
Shares                                                1,501,680
Shareholder services fee-
Cash II Shares                                          148,355
Share registration costs                                 54,071
Printing and postage                                     26,131
Insurance premiums                                       37,716
Miscellaneous                                             4,726
TOTAL EXPENSES                                        6,872,011
WAIVERS:
Waiver of investment
advisory fee                    $   (535,876)
Waiver of distribution
services fee-Institutional
Service Shares                    (1,501,680)
Waiver of distribution
services fee-Cash II
Shares                              (148,355)
Waiver of shareholder
services fee-Institutional
Service Shares                      (961,075)
TOTAL WAIVERS                                       (3,146,986)
Net expenses                                                             3,725,025
Net investment income                                                   18,367,385


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31             1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     18,367,385       $     17,525,524
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income

Institutional Service

Shares                               (16,781,325)           (16,632,253)
Cash II Shares                        (1,586,060)              (893,271)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (18,367,385)           (17,525,524)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             2,350,986,100          2,229,397,824
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 8,127,626              7,306,584
Cost of shares redeemed           (2,276,100,170)        (2,125,311,852)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                          83,013,556            111,392,556
Change in net assets                  83,013,556            111,392,556
NET ASSETS:

Beginning of period                  556,968,156            445,575,600
End of period                   $    639,981,712       $    556,968,156


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                      1999          1998          1997          1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD        $  1.00      $  1.00       $  1.00       $  1.00       $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03          0.03          0.03          0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)        (0.03)        (0.03)        (0.04)
NET ASSET VALUE, END OF PERIOD              $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
TOTAL RETURN 1                                 2.83%        3.19%         3.26%         3.24%         3.56%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     1.04%        1.05%         1.05%         1.07%         1.07%
Net investment income 2                        2.30%        2.62%         2.69%         2.64%         2.96%
Expenses (after waivers)                       0.55%        0.55%         0.53%         0.53%         0.54%
Net investment income (after waivers)          2.79%        3.12%         3.21%         3.18%         3.49%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $577,269     $513,011      $424,174      $305,533      $276,149


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                      1999                1998               1997               1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00             $  1.00            $  1.00            $  1.00       $  1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.03                0.03               0.03               0.03          0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)              (0.03)             (0.03)             (0.03)        (0.03)
NET ASSET VALUE, END OF PERIOD             $  1.00             $  1.00            $  1.00            $  1.00       $  1.00
TOTAL RETURN 1                                2.67%               3.02%              3.07%              3.05%         3.37%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                    1.04%               1.05%              1.05%              1.07%          1.07%
Net investment income 2                       2.34%               2.64%              2.67%              2.66%          2.84%
Expenses (after waivers)                      0.71%               0.71%              0.71%              0.71%          0.71%
Net investment income (after waivers)         2.67%               2.98%              3.01%              3.02%          3.20%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $62,713             $43,957            $21,402            $25,571        $14,439


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax, personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. The Fund offers two classes of shares:
Institutional Service Shares and Cash II Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1999, capital paid-in aggregated $639,981,712.

Transactions in shares were as follows:



YEAR ENDED OCTOBER 31         1999                1998
INSTITUTIONAL SERVICE

SHARES:

Shares sold                    2,149,483,090       2,064,643,976
Shares issued to
shareholders in payment of
distributions declared             6,777,794           6,586,980
Shares redeemed               (2,092,003,780)     (1,982,393,236)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                64,257,104          88,837,720


YEAR ENDED OCTOBER 31         1999                1998
CASH II SHARES:

Shares sold                      201,503,010         164,753,848
Shares issued to
shareholders in payment of
distributions declared             1,349,832             719,604
Shares redeemed                 (184,096,390)       (142,918,616)
NET CHANGE RESULTING FROM

CASH II SHARE TRANSACTIONS        18,756,452          22,554,836
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                83,013,556         111,392,556


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the fiscal year ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $862,454,000 and $698,325,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 62.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.6% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITOR (UNAUDITED)

On May 19, 1999, the Fund's Trustees upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997, and October 31, 1998, contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee of the Trustees, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ending October 31, 1999. During the fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund, nor anyone on its behalf has consulted E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST AND SHAREHOLDERS OF NEW YORK MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the New York Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New York Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

New York Municipal Cash Trust

ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 New York Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229741

Cusip 314229733

G00207-01 (12/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Ohio Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares, Institutional Service Shares, and Cash II Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Ohio state income tax- through a portfolio concentrated in high-quality, short-term Ohio municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends of $0.03 per share for Institutional Shares, $0.03 per share for Institutional Service Shares and $0.03 per share for Cash II Shares. The fund's net assets totaled $315.8 million at the end of the reporting period.

You can count on Ohio Municipal Cash Trust to seek the best tax-free income opportunities for your cash investment needs. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 46 days. A large redemption at the beginning of 1999 resulted in a 64 day maturity in early January, which benefited the fund due to higher fixed-rate note exposure. For the balance of the year, the maturity slowly declined to 32 days by the end of August as we declined to purchase fixed-rate notes as the Fed was tightening. In September, the fund was able to take advantage of attractive fixed-rate note opportunities and the average maturity ended the period at 49 days. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range was targeted taking into account Federal Reserve monetary policy, the portfolio maximized performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first half of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-
                 99.5% 1

                 OHIO-99.5%

  $     50,000   Akron, Bath & Copley, OH
                 Joint Township Weekly
                 VRDNs (Visiting
                 Nurses)/(National City
                 Bank, Ohio LOC)                  $      50,000
     7,465,000   Ashland County, OH Health
                 Care Weekly VRDNs
                 (Brethren Care,
                 Inc.)/(FirstMerit Bank,

                 N.A. LOC)                            7,465,000

     2,000,000   Banc One Capital Higher
                 Education Tax-Exempt
                 Income Trust, (Series 2
                 Certificates of Ownership)
                 Weekly VRDNs (Bank One,

                 Kentucky LOC)                        2,000,000
     5,875,000   Belmont County, OH Weekly
                 VRDNs (Lesco, Inc.)/(PNC

                 Bank, N.A. LOC)                      5,875,000
     1,400,000   Belmont County, OH, 3.52%
                 BANs, 11/23/1999                     1,400,221
     4,000,000   Brookville, OH, (Series
                 1988) Weekly VRDNs (Green
                 Tokai)/(Bank of Tokyo-

                 Mitsubishi Ltd. LOC)                 4,000,000
     5,750,000   Clark County, OH,
                 Multifamily Housing
                 Revenue Bonds (Series
                 1997) Weekly VRDNs (Ohio
                 Masonic Home)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                              5,750,000
     1,920,000   Clermont County, OH,
                 Variable Rate IDRB's
                 (Series 1997) Weekly VRDNs
                 (Buriot International,

                 Inc.)/(KeyBank, N.A. LOC)            1,920,000
     1,500,000   Clinton County, OH
                 Hospital Authority Weekly
                 VRDNs (Clinton Memorial
                 Hospital)/(National City

                 Bank, Ohio LOC)                      1,500,000
     1,590,000   Columbiana County, OH,
                 Industrial Development
                 Revenue Bonds Weekly VRDNs
                 (C & S Land Company
                 Project)/(Bank One, Ohio,

                 N.A. LOC)                            1,590,000

       400,000   Cuyahoga County, OH IDA Weekly VRDNs (Animal Protection League
                 (Cuyahoga County)/(KeyBank, N.A.

                 LOC)                                   400,000

     4,000,000   Cuyahoga County, OH IDA
                 Weekly VRDNs (Cleveland
                 Gear Co.)/(KeyBank,

                 N.A. LOC)                            4,000,000

     1,200,000   Cuyahoga County, OH IDA
                 Weekly VRDNs (East Park
                 Community, Inc.)/(KeyBank,

                 N.A. LOC)                            1,200,000

       135,000   Cuyahoga County, OH IDA
                 Weekly VRDNs (Interstate
                 Diesel Service,
                 Inc.)/(Huntington National

                 Bank, Columbus, OH LOC)                135,000
     3,350,000   Cuyahoga County, OH IDA
                 Weekly VRDNs (Watt
                 Printers)/(Bank One, Ohio,

                 N.A. LOC)                            3,350,000
     2,500,000   Cuyahoga County, OH IDA,
                 (Series 1988) Weekly VRDNs
                 (Trebmal
                 Landerhaven)/(Firstar
                 Bank, N.A., Cincinnati

                 LOC)                                 2,500,000
     2,860,000   Cuyahoga County, OH IDA,
                 (Series 1997) Weekly VRDNs
                 (Northstar Plastics,
                 Inc.)/(Bank One, Ohio,

                 N.A. LOC)                            2,860,000
     2,500,000   Cuyahoga County, OH IDA,
                 (Series 1999) Weekly VRDNs
                 (Kowalski Heat Treating
                 Co.)/(FirstMerit Bank,

                 N.A. LOC)                            2,500,000
        75,000   Cuyahoga County, OH IDA,
                 IDRB (Series 1995) Weekly
                 VRDNs (Avalon Precision

                 Casting Co.
                 Project)/(KeyBank, N.A.

                 LOC)                                    75,000
     1,500,000   Dayton, OH, (Series 1999),
                 3.40% BANs, 3/3/2000                 1,500,734
PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 OHIO-CONTINUED

  $  1,550,000   Delaware County, OH, IDRB
                 (Series 1995) Weekly VRDNs
                 (Air Waves, Inc.
                 Project)/(KeyBank, N.A.
                 LOC)                             $   1,550,000
     2,300,000   Dover, OH, 3.60% BANs,
                 5/25/2000                            2,303,754
     4,850,000   Erie County, OH,
                 Adjustable Rate Demand
                 Health Care Facilities
                 Bonds (Series 1996A)
                 Weekly VRDNs (Providence
                 Care Center)/(Fifth Third
                 Bank of Northwestern OH

                 LOC)                                 4,850,000

     1,000,000   Franklin County, OH
                 Hospital Facility
                 Authority, (Series 1992)
                 Weekly VRDNs (Wesley
                 Glenn, Inc.)/(Fifth Third

                 Bank, Cincinnati LOC)                1,000,000
     1,000,000   Franklin County, OH
                 Hospital Facility
                 Authority, Revenue
                 Refunding and Improvement
                 Bonds (Series B), 7.60%
                 Bonds (Riverside United
                 Methodist
                 Hospital)/(United States
                 Treasury PRF), 5/15/2000

                 (@102)                               1,042,501

     4,500,000   Franklin County, OH IDA
                 Weekly VRDNs (Heekin Can,

                 Inc.)/(PNC Bank, N.A. LOC)           4,500,000
     2,620,000   Franklin County, OH IDA
                 Weekly VRDNs (Promark
                 Electronics, Inc.)/(Bank

                 One, Ohio, N.A. LOC)                 2,620,000
     2,690,000   Franklin County, OH IDA
                 Weekly VRDNs (Unicorn
                 Leasing Corp.)/(Fifth
                 Third Bank, Cincinnati

                 LOC)                                 2,690,000
     2,950,000   Franklin County, OH IDA,
                 (Series 1995) Weekly VRDNs
                 (Fabcon L.L.C.
                 Project)/(Norwest Bank

                 Minnesota, N.A. LOC)                 2,950,000
     4,900,000   Franklin County, OH IDA,
                 Adjustable Rate Demand
                 IDRB's (Series 1996A)
                 Weekly VRDNs (Carams,
                 Ltd.)/(Huntington National

                 Bank, Columbus, OH LOC)              4,900,000
     1,505,000   Franklin County, OH IDA,
                 Adjustable Rate Demand
                 IDRB's (Series 1996B)
                 Weekly VRDNs (Carams,
                 Ltd.)/(Huntington National

                 Bank, Columbus, OH LOC)              1,505,000
     2,500,000   Franklin County, OH, 4.05%
                 TOBs (Blacklick Station
                 Apartments)/(Fifth Third
                 Bank, Cincinnati LOC)

                 10/1/2000                            2,500,000
     1,615,000   Franklin County, OH,
                 Adjustable Rate Demand
                 Economic Development
                 Revenue Refunding Bonds
                 (Series 1996) Weekly VRDNs

                 (CPM

                 Investments)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                              1,615,000

     1,650,000   Geauga County, OH Park
                 District, 3.48% BANs,

                 12/9/1999                            1,650,382

     1,605,000   Genoa Village, OH, (Series
                 1999) Weekly VRDNs (Genoa
                 Health Care Center)/(Fifth
                 Third Bank of Northwestern

                 OH LOC)                              1,605,000

     1,560,000   Hamilton, OH, Issues I & IV (Series 1999), 3.64% BANs,

                 6/9/2000                             1,562,643
     2,730,000   Hamilton, OH, Issues V-VI &
                 VIII (Series 1999), 3.64%

                 BANs, 6/9/2000                       2,734,624
     7,195,000   Henry County, OH, Series
                 1996 Automatic Feed
                 Project Weekly VRDNs
                 (Huntington National Bank,

                 Columbus, OH LOC)                    7,195,000
     1,510,000   Hilliard, OH, Adjustable
                 Rate IDRB's (Series 1996)
                 Weekly VRDNs (Medex,
                 Inc.)/(Bank One, Ohio,

                 N.A. LOC)                            1,510,000

     1,600,000   Holmes County, OH IDA
                 Weekly VRDNs (Poultry
                 Processing)/(Rabobank

                 Nederland, Utrecht LOC)              1,600,000
     8,000,000   Huber Heights, OH, IDR
                 Series 1999 Weekly VRDNs
                 (Paxar Corp.)/(SunTrust

                 Bank, Atlanta LOC)                   8,000,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 OHIO-CONTINUED

  $  1,015,000   Huber Heights, OH, IDRB
                 (Series 1994) Weekly VRDNs
                 (Lasermike, Inc.
                 Project)/(KeyBank, N.A.
                 LOC)                             $   1,015,000
     1,500,000   Kent, OH, Adjustable Rate
                 IDRB's (Series 1994)
                 Weekly VRDNs (Raven's
                 Metal Products, Inc.
                 Project)/(FirstMerit Bank,

                 N.A. LOC)                            1,500,000
     2,990,000   Lake County, OH,
                 Adjustable Rate IDRB's
                 (Series 1996) Weekly VRDNs
                 (Apsco Properties,
                 LTD.)/(FirstMerit Bank,

                 N.A. LOC)                            2,990,000

     2,050,000   Lorain County, OH Weekly
                 VRDNs (Ohio Metallurgical
                 Service, Inc.)/(FirstMerit

                 Bank, N.A. LOC)                      2,050,000
     3,740,000   Lorain Port Authority, OH,
                 (Series 1994) Weekly VRDNs
                 (Spitzer Great Lakes Ltd.,
                 Inc.)/(Bank One, Ohio,

                 N.A. LOC)                            3,740,000
     1,030,000   Lorain Port Authority, OH,
                 Adjustable Rate Demand
                 Port Development Refunding
                 Revenue Bonds (Series
                 1996) Weekly VRDNs
                 (Spitzer Project)/(Bank

                 One, Ohio, N.A. LOC)                 1,030,000
     8,305,000   Lorain Port Authority, OH,
                 IDRB (Series 1996) Weekly
                 VRDNs (Brush Wellman,
                 Inc.)/(National City Bank,

                 Ohio LOC)                            8,305,000
     1,920,000   Lucas County, OH, 4.28%
                 BANs, 10/19/2000                     1,926,759
     1,375,000   Lucas County, OH, Hospital
                 Facility Improvement
                 Revenue Bonds (Series 93)
                 Weekly VRDNs (Lott

                 Industries,
                 Inc.)/(National City Bank,

                 Ohio LOC)                            1,375,000
       190,000   Lucas County, OH, Hospital
                 Improvement Revenue Weekly
                 VRDNs (Sunshine Children's
                 Home)/(National City Bank,

                 Ohio LOC)                              190,000
     5,000,000   Mahoning County, OH IDA,
                 (Series 1999) Weekly VRDNs
                 (Modern Builders Supply,

                 Inc.)/(PNC Bank, N.A. LOC)           5,000,000
     5,325,000   Mahoning County, OH
                 Multifamily HFA Weekly
                 VRDNs (International
                 Towers, Inc.)/(PNC Bank,

                 N.A. LOC)                            5,325,000

        40,000   Mansfield, OH, IDR Weekly
                 VRDNs (Designed Metal
                 Products, Inc.)/(Bank One,

                 Ohio, N.A. LOC)                         40,000
     1,500,000   Marion County, OH Health
                 Care Facilities Weekly
                 VRDNs (Marion Area
                 Counseling Center,
                 Inc.)/(Huntington National

                 Bank, Columbus, OH LOC)              1,500,000
       585,000   Marion County, OH Hospital
                 Authority, (Series 1991)
                 Weekly VRDNs (Marion
                 County, OH Pooled Hospital
                 Program)/(Bank One, Ohio,

                 N.A. LOC)                              585,000

     3,250,000   Mayfield Village, OH IDA
                 Weekly VRDNs (Beta Campus

                 Co.)/(KeyBank, N.A. LOC)             3,250,000
     5,000,000   Medina County, OH Weekly
                 VRDNs (Three D Metals,
                 Inc.)/(Bank One, Ohio,

                 N.A. LOC)                            5,000,000

     2,740,000   Medina County, OH, (Series
                 1998) Weekly VRDNs
                 (Michael Day
                 Enterprises)/(KeyBank,

                 N.A. LOC)                            2,740,000

     4,000,000   Medina County, OH, Solid
                 Waste Disposal Revenue
                 Bonds (Series 1995) Weekly
                 VRDNs (Valley City Steel
                 Company Project)/(KeyBank,

                 N.A. LOC)                            4,000,000

     5,000,000   Montgomery County, OH
                 Hospital Authority,
                 Variable Rate Hospital
                 Facilities Revenue Bonds
                 (1985 Series B), 3.55% CP
                 (Miami (OH) Valley
                 Hospital)/(Northern Trust
                 Co., Chicago, IL LOC),
                 Mandatory Tender 1/21/2000           5,000,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 OHIO-CONTINUED
  $  6,400,000   Montgomery County, OH,

                 (Series 1998B), 3.70% CP
                 (Miami (OH) Valley
                 Hospital), Mandatory

                 Tender 2/8/2000                  $   6,400,000
     1,645,000   Montgomery County, OH,
                 Adjustable Rate Economic
                 Development Revenue
                 Refunding Bonds (Series
                 1997) Weekly VRDNs (Cross
                 Country Inns, Inc.)/(Bank

                 One, Ohio, N.A. LOC)                 1,645,000
       625,000   North Olmsted, OH IDA,
                 3.95% TOBs (Therm-
                 All)/(National City Bank,
                 Ohio LOC), Optional Tender

                 2/1/2000                               625,000

     1,055,000   Ohio HFA Weekly VRDNs (Westchester Village)/(KeyBank, N.A.

                 LOC)                                 1,055,000

     6,620,000   Ohio HFA, 3.15% TOBs
                 (Lincoln Park
                 Associates)/(Bank One,
                 Ohio, N.A. LOC), Optional

                 Tender 11/1/1999                     6,620,000
     2,610,000   Ohio HFA, PT-122 Weekly
                 VRDNs (GNMA COL)/(Banco
                 Santander Central Hispano,

                 S.A. LIQ)                            2,610,000

     4,105,000   Ohio HFA, Single Family Mortgage (Series PT-71), 3.175% TOBs
                 (GNMA COL)/(Commerzbank AG, Frankfurt LIQ), Optional

                 Tender 2/17/2000                     4,105,000
    20,000,000 2 Ohio HFA, Variable Rate
                 Certificates (Series
                 1998Q), 3.68% TOBs (GNMA
                 COL)/(Bank of America,
                 N.A. LIQ), Optional Tender

                 7/20/2000                           20,000,000

     7,000,000   Ohio HFA, Variable Rate Certificates (Series 1999Q) Weekly
                 VRDNs (GNMA COL)/(Bank of America,

                 N.A. LIQ)                            7,000,000

     6,295,000   Ohio State Air Quality
                 Development Authority,
                 4.30% TOBs (Ohio Edison
                 Co.)/(Deutsche Bank AG
                 LOC), Optional Tender

                 9/1/2000                             6,315,251

     1,000,000   Ohio State Building
                 Authority, Local Jail
                 Improvements (Series A),
                 7.30% Bonds (United States
                 Treasury PRF), 4/1/2000

                 (@102)                               1,036,318

    10,000,000   Ohio State Higher
                 Education Facility,
                 (Series 1999) Weekly VRDNs
                 (Higher Education Pooled
                 Financing 1999 Program)/
                 (Fifth Third Bank,

                 Cincinnati LOC)                     10,000,000
     3,000,000   Ohio State Water
                 Development Authority, PCR
                 Refunding Bonds Weekly
                 VRDNs (General Motors

                 Corp.)                               3,000,000
     3,635,000   Ohio State, Environmental
                 Improvement Revenue Bonds
                 (Series 1996) Weekly VRDNs
                 (Newark Group Industries,
                 Inc.)/(Chase Manhattan

                 Bank N.A., New York LOC)             3,635,000
       835,000   Ohio State, IDR (Series
                 1991) Weekly VRDNs
                 (Standby Screw,
                 Inc.)/(National City Bank,

                 Ohio LOC)                              835,000
     1,100,000   Ohio State, IDRB (Series
                 1994) Weekly VRDNs
                 (Anomatic Corp.)/(National

                 City Bank, Ohio LOC)                 1,100,000
       800,000   Orrville, OH IDA Weekly
                 VRDNs (O.S.
                 Associates/Contours,
                 Inc.)/(National City Bank,

                 Ohio LOC)                              800,000
     3,870,000   Portage County, OH IDA,
                 Adjustable Rate IDRB's
                 (Series 1996) Weekly VRDNs
                 (Barnette
                 Project)/(National City

                 Bank, Ohio LOC)                      3,870,000
       645,000   Portage County, OH IDA,
                 Industries Revenue Bonds
                 Weekly VRDNs (Lovejoy
                 Industries)/(Firstar Bank,

                 N.A., Cincinnati LOC)                  645,000
     1,750,000   Solon, OH, 3.60% BANs,
                 6/15/2000                            1,753,678

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 OHIO-CONTINUED

  $    320,000   Solon, OH, IDR Weekly VRDNs
                 (Graphic
                 Laminating)/(KeyBank, N.A.
                 LOC)                             $     320,000
     1,055,000   Springfield, OH, 3.70%
                 BANs, 6/16/2000                      1,056,906
       600,000   Stark County, OH IDR Weekly
                 VRDNs (Sancap Abrasives,

                 Inc.)/(KeyBank, N.A. LOC)              600,000
     3,545,000   Stark County, OH IDR Weekly
                 VRDNs (Shearer's Foods,
                 Inc.)/(Bank One, Ohio,

                 N.A. LOC)                            3,545,000
     1,845,000   Stark County, OH IDR,
                 (Series 1994) Weekly VRDNs
                 (Wilkof Morris)/(KeyBank,

                 N.A. LOC)                            1,845,000

     1,150,000   Stark County, OH IDR, IDRB
                 (Series 1996) Weekly VRDNs
                 (Foundations Systems and
                 Anchors, Inc.
                 Project)/(Bank One, Ohio,
                 N.A. LOC)                            1,150,000
     1,240,000   Strongsville, OH Weekly
                 VRDNs (Monarch Engraving,
                 Inc.)/(FirstMerit Bank,

                 N.A. LOC)                            1,240,000

     1,100,000   Strongsville, OH, (Series

                 1), 3.98% BANs, 10/19/2000           1,101,835
     1,065,000   Strongsville, OH, IDRB
                 (Series 1994) Weekly VRDNs
                 (Nutro Machinery Corp.,
                 Project)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                              1,065,000

     2,000,000   Summit County, OH IDR
                 Weekly VRDNs (Maison Aine
                 Limited Partnership)/(Bank

                 of America, N.A. LOC)                2,000,000
     4,500,000   Summit County, OH IDR,
                 (Series 1994) Weekly VRDNs
                 (Harry London Candies,

                 Inc.)/(KeyBank, N.A. LOC)            4,500,000
     1,100,000   Summit County, OH IDR,
                 (Series 1997) Weekly VRDNs
                 (Baker McMillen
                 Co.)/(National City Bank,

                 Ohio LOC)                            1,100,000
     2,880,000   Summit County, OH IDR,
                 (Series 1997) Weekly VRDNs
                 (Malco Products,
                 Inc.)/(Bank One, Ohio,

                 N.A. LOC)                            2,880,000
     1,985,000   Summit County, OH IDR,
                 (Series 1998B) Weekly VRDNs (Waldonia Investment)/(KeyBank,
                 N.A.

                 LOC)                                 1,985,000
       915,000   Summit County, OH IDR,
                 3.45% TOBs (Rogers
                 Industrial Products,
                 Inc.)/(Bank One, Ohio,
                 N.A. LOC), Optional Tender

                 11/1/1999                              915,000
       500,000   Summit County, OH IDR,
                 3.60% TOBs (Bechmer-Boyce
                 Project)/(KeyBank, N.A.
                 LOC), Mandatory Tender

                 1/15/2000                              500,000
       650,000   Summit County, OH IDR,
                 3.90% TOBs (Universal
                 Rack)/(National City Bank,
                 Ohio LOC), Optional Tender

                 3/1/2000                               650,000
       775,000   Summit County, OH IDR,
                 3.95% TOBs (Matech Machine
                 Tool Co.)/(Bank One, Ohio,
                 N.A. LOC), Optional Tender

                 2/1/2000                               775,000
     1,275,000   Summit County, OH IDR,
                 Adjustable Rate IDRB's
                 (Series 1996) Weekly VRDNs
                 (Fomo Products,
                 Inc.)/(FirstMerit Bank,

                 N.A. LOC)                            1,275,000
       670,000   Summit County, OH IDR,
                 Bonds (Series 1994) Weekly
                 VRDNs (Austin Printing
                 Co., Inc.)/(Bank One,

                 Ohio, N.A. LOC)                        670,000
     2,180,000   Summit County, OH IDR, IDRB
                 (Series 1994B) Weekly
                 VRDNs (Harry London
                 Candies, Inc.)/(KeyBank,

                 N.A. LOC)                            2,180,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 OHIO-CONTINUED

  $    665,000   Summit County, OH IDR, IDRB
                 (Series 1995) Weekly VRDNs
                 (Cardtech Project
                 (OH))/(KeyBank, N.A. LOC)        $     665,000
       825,000   Summit County, OH IDR,
                 Multi-Mode Variable Rate I
                 Weekly VRDNs
                 (Mastergraphics, Inc.
                 Project)/(KeyBank, N.A.

                 LOC)                                   825,000
     2,130,000   Summit County, OH IDR,
                 Variable Rate IDRB's
                 (Series 1998A) Weekly
                 VRDNs (Wintek
                 Ltd.)/(FirstMerit Bank,

                 N.A. LOC)                            2,130,000

     4,000,000   Toledo-Lucas County, OH
                 Port Authority, Airport
                 Development Revenue Bonds
                 (Series 1996-1) Weekly
                 VRDNs (Burlington Air
                 Express, Inc.)/(ABN AMRO

                 Bank N.V., Amsterdam LOC)            4,000,000
     1,000,000   Toledo-Lucas County, OH
                 Port Authority, IDA Weekly
                 VRDNs (Medusa
                 Corp.)/(Bayerische
                 Hypotheken-und Vereinsbank

                 AG LOC)                              1,000,000
     1,900,000   Trumbull County, OH IDA,
                 (Series 1989) Weekly VRDNs (McDonald Steel Corp.)/(PNC Bank,
                 N.A.

                 LOC)                                 1,900,000
     1,235,000   Trumbull County, OH IDA,
                 IDR Refunding Bonds
                 (Series 1994) Weekly VRDNs
                 (Churchill Downs,
                 Inc.)/(Bank One, Ohio,

                 N.A. LOC)                            1,235,000
     1,445,000   Tuscarawas County, OH,
                 Adjustable Rate IDRB's
                 (Series 1995) Weekly VRDNs
                 (Primary Packaging,
                 Inc.)/(FirstMerit Bank,

                 N.A. LOC)                            1,445,000
     1,925,000   Valley View, OH, 3.70%
                 BANs, 3/16/2000                      1,927,244
     1,000,000   Walnut Hills, OH High
                 School Alumni Foundation,
                 (Series 1998) Weekly VRDNs
                 (Fifth Third Bank,

                 Cincinnati LOC)                      1,000,000
     1,580,000   Wayne County, OH, Health
                 Care Facility Revenue
                 Bonds (Series 1995) Weekly
                 VRDNs (D & M Realty
                 Project)/(Bank One, Ohio,

                 N.A. LOC)                            1,580,000
     2,560,000   Williams County, OH,
                 Multi-Mode Variable Rate
                 IDRB's (Series 1996)
                 Weekly VRDNs (Allied
                 Moulded Products,

                 Inc.)/(KeyBank, N.A. LOC)            2,560,000
       980,000   Willoughby City, OH, IDR
                 Refunding Bonds (Series
                 1995A) Weekly VRDNs (Pine
                 Ridge Shopping Center
                 Company Project)/(Firstar
                 Bank, N.A., Cincinnati

                 LOC)                                   980,000

     1,035,000   Willoughby City, OH, IDR
                 Revenue Bonds (Series 1995
                 B) Weekly VRDNs (Pine Ridge
                 Shopping Center Company
                 Project)/(Firstar Bank,

                 N.A., Cincinnati LOC)                1,035,000
       800,000   Wood County, OH Weekly
                 VRDNs (Principle Business
                 Enterprises)/(National

                 City Bank, Ohio LOC)                   800,000
     3,500,000   Wood County, OH, (Series
                 1999) Weekly VRDNs (Dowa
                 THT America,

                 Inc.)/(Comerica Bank LOC)            3,500,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued 1

                 OHIO-CONTINUED

  $  1,935,000   Wood County, OH, EDRB
                 Weekly VRDNs (Roe Inc.
                 Project)/(Huntington
                 National Bank, Columbus,
                 OH LOC)                          $   1,935,000
       980,000   Wood County, OH, Williams
                 Industries Service Inc,
                 Project Weekly VRDNs
                 (Williams Industrial
                 Service, Inc.)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                                980,000

     3,720,000   Youngstown, OH, Adjustable
                 Rate Demand IDRB's (Series
                 1996A) Weekly VRDNs
                 (Cantar/Polyair
                 Corp./Performa

                 Corp.)/(HSBC Bank USA LOC)           3,720,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 3                $ 314,137,850


Securities that are subject to alternative minimum tax represent 67.9% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)



FIRST TIER    Second Tier
100.00%       00.00%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $20,000,000 which represents 6.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($315,765,155) at October 31, 1999.

The following acronyms are used throughout this portfolio:



BANs -Bond Anticipation Notes
COL -Collateralized
CP -Commercial Paper

EDRB -Economic Development Revenue Bonds GNMA -Government National Mortgage Association HFA -Housing Finance Authority IDA -Industrial Development Authority IDR -Industrial Development Revenue IDRB -Industrial Development Revenue Bond LIQ -Liquidity Agreement LOC -Letter of Credit PCR -Pollution Control Revenue PRF -Prerefunded TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 314,137,850
Cash                                                581,548
Income receivable                                 1,753,519
Receivable for shares sold                           20,443
TOTAL ASSETS                                    316,493,360
LIABILITIES:

Payable for shares

redeemed                        $  91,702
Income distribution
payable                           491,107
Accrued expenses                  145,396
TOTAL LIABILITIES                                   728,205
Net assets for 315,765,155
shares outstanding                            $ 315,765,155
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SERVICE

SHARES:
$90,294,574 / 90,294,574

shares outstanding                                    $1.00
CASH II SHARES:

$117,596,224 / 117,596,224

shares outstanding                                    $1.00
INSTITUTIONAL SHARES:

$107,874,357 / 107,874,357

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                                            $ 12,446,758
EXPENSES:

Investment advisory fee                          $  1,448,289
Administrative personnel
and services fee                                      273,002
Custodian fees                                         17,841
Transfer and dividend
disbursing agent fees and
expenses                                              184,259
Directors'/Trustees' fees                               3,700
Auditing fees                                          13,279
Legal fees                                             27,108
Portfolio accounting fees                              90,439
Distribution services fee-
Cash II Shares                                        401,851
Shareholder services fee-
Institutional Service
Shares                                                243,864
Shareholder services fee-
Cash II Shares                                        334,876
Shareholder services fee-
Institutional Shares                                  324,999
Share registration costs                               54,966
Printing and postage                                   28,855
Insurance premiums                                     23,757
Miscellaneous                                           3,640
TOTAL EXPENSES                                      3,474,725
WAIVERS:
Waiver of investment
advisory fee                    $  (813,537)
Waiver of distribution
services fee-Cash II
Shares                             (66,975)
Waiver of shareholder
services fee-Institutional
Service Shares                     (48,773)
Waiver of shareholder
services fee-Institutional
Shares  (324,999)
TOTAL WAIVERS  (1,254,284)
Net expenses                                                           2,220,441
Net investment income                                                 10,226,317


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31             1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     10,226,317       $     13,532,686
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income

Institutional Service

Shares                                (2,810,726)            (2,641,476)
Cash II Shares                        (3,395,888)            (8,076,502)
Institutional Shares                  (4,019,703)            (2,814,708)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (10,226,317)           (13,532,686)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,437,132,752          2,158,852,726
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 3,824,029              8,564,300
Cost of shares redeemed           (1,694,429,001)        (1,979,838,390)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (253,472,220)           187,578,636
Change in net assets                (253,472,220)           187,578,636
NET ASSETS:

Beginning of period                  569,237,375            381,658,739
End of period                   $    315,765,155       $    569,237,375


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                      1999        1998          1997        1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00        $ 1.00      $ 1.00      $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.03        0.03          0.03        0.03        0.04
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)        (0.03)      (0.03)      (0.04)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00        $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                2.90%       3.22%         3.29%       3.27%       3.61%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                    0.85%       0.85%         0.85%       0.88%       0.86%
Net investment income 2                       2.60%       2.89%         2.97%       2.92%       3.27%
Expenses (after waivers)                      0.57%       0.57%         0.57%       0.57%       0.57%
Net investment income (after waivers)         2.88%       3.17%         3.25%       3.23%       3.56%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $90,294     $94,896       $80,619     $59,721     $72,931


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                      1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03         0.03         0.03         0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)       (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 2.59%        2.91%        2.98%        2.96%        3.30%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     1.15%        1.15%        1.15%        1.18%        1.16%
Net investment income 2                        2.26%        2.58%        2.66%        2.61%        2.96%
Expenses (after waivers)                       0.87%        0.87%        0.87%        0.87%        0.87%
Net investment income (after waivers)          2.54%        2.86%        2.94%        2.92%        3.25%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $117,596     $342,946     $245,329     $206,149     $188,234


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                      1999         1998         1997        1996 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00      $ 1.00      $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03        0.03        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)      (0.03)      (0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 2                                 3.10%        3.43%       3.49%       2.22%

RATIOS TO AVERAGE NET ASSETS:

Expenses 3                                     0.86%        0.86%       0.85%       0.88% 4
Net investment income 3                        2.60%        2.91%       2.92%       2.87% 4
Expenses (after waivers)                       0.38%        0.38%       0.37%       0.37% 4
Net investment income (after waivers)          3.08%        3.39%       3.40%       3.38% 4
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $107,874     $131,395     $55,710     $72,680


1 Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares, and Institutional Shares.The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1999, capital paid-in aggregated $315,765,155.

Transactions in shares were as follows:



YEAR ENDED OCTOBER 31         1999             1998
INSTITUTIONAL SERVICE

SHARES:

Shares sold                    253,460,934       311,583,533
Shares issued to
shareholders in payment of
distributions declared             667,036           576,992
Shares redeemed               (258,729,340)     (297,884,069)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              (4,601,370)       14,276,456


YEAR ENDED OCTOBER 31         1999             1998
CASH II SHARES:

Shares sold                    450,064,259     1,005,297,220
Shares issued to
shareholders in payment of
distributions declared           2,990,343         7,890,344
Shares redeemed               (678,404,876)     (915,569,899)
NET CHANGE RESULTING FROM

CASH II SHARE TRANSACTIONS    (225,350,274)       97,617,665


YEAR ENDED OCTOBER 31         1999             1998
INSTITUTIONAL SHARES:

Shares sold                    733,607,559       841,971,973
Shares issued to
shareholders in payment of
distributions declared             166,650            96,964
Shares redeemed               (757,294,785)     (766,384,422)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                   (23,520,576)       75,684,515
NET CHARGE RESULTING FROM

SHARE TRANSACTIONS            (253,472,220)      187,578,636


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Trust's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of Cash II Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended October 31, 1999, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $662,545,000 and $840,943,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 86.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.4% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITOR (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in the paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST AND

SHAREHOLDERS OF OHIO MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Ohio Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Ohio Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Ohio Municipal Cash Trust

ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 Ohio Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229659

Cusip 314229840

Cusip 314229857

G00829-01 ((12/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Pennsylvania Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares, Institutional Service Shares and Cash Series Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Pennsylvania state income tax-through a portfolio concentrated in high-quality, short-term Pennsylvania municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends of $0.03 per share for Institutional Shares, $0.03 per share for Institutional Service Shares and $0.02 per share for Cash Series Shares. The fund's net assets totaled $431.7 million at the end of the reporting period.

You can count on Pennsylvania Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season selling pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the highest two federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country have benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, have reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand have kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the period was approximately 41 days. Opportunities in the fixed-rate note market in December pushed the average maturity to the 60-70 day range in the beginning of 1999. However, for the balance of the year, the fund was in a 45-60 day range, moving within that band according to relative value opportunities. At the end of the reporting period, the average maturity stood at 51 days. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range was targeted, taking into account Fed monetary policy, the portfolio maximized performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as U.S. Treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are tight and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is likely that we will see one and possibly two interest rate increases in the first half of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-
                  99.5% 1
                  PENNSYLVANIA-99.5%

  $  3,500,000    Adams County, PA IDA
                  (Series 1999C) Weekly
                  VRDNs (Martin
                  Limestone, Inc.)/(Allfirst
                  LOC)                             $   3,500,000
     7,000,000    Adams County, PA IDA
                  (Series 1999A) Weekly
                  VRDNs (Valley Quarries,

                  Inc.)/(Allfirst LOC)                 7,000,000
     2,500,000    Adams County, PA IDA
                  (Series 1999B) Weekly
                  VRDNs (Valley Quarries,

                  Inc.)/(Allfirst LOC)                 2,500,000
     2,605,000    Allegheny County, PA HDA,
                  Health Center Revenue
                  Refunding Bonds (Series
                  1999A) Weekly VRDNs
                  (Riverside Nursing
                  Centers, Inc.)/(Bank One,

                  Ohio, N.A. LOC)                      2,605,000
     5,000,000    Allegheny County, PA HDA,
                  Variable Rate Demand
                  Hospital Revenue Bonds
                  (Series 1998B) 3.15% TOBs
                  (South Hills Health
                  System)/(PNC Bank, N.A.
                  LOC) Mandatory Tender

                  3/31/2000                            5,000,000
     2,000,000    Allegheny County, PA IDA,
                  Variable Rate Demand
                  Revenue Bonds (Series
                  1997B) Weekly VRDNs
                  (Jewish Community
                  Center)/(National City,

                  Pennsylvania LOC)                    2,000,000
     1,050,000    Berks County, PA IDA Weekly
                  VRDNs (ADC Quaker Maid
                  Meats)/(First Union
                  National Bank, Charlotte,

                  NC LOC)                              1,050,000

       240,000    Berks County, PA IDA Weekly
                  VRDNs (Beacon
                  Container)/(First Union
                  National Bank, Charlotte,

                  NC LOC)                                240,000

     1,300,000    Berks County, PA IDA
                  (Series 1988) Weekly VRDNs
                  (Arrow Electronics,
                  Inc.)/(First Union
                  National Bank, Charlotte,

                  NC LOC)                              1,300,000

     5,600,000    Berks County, PA IDA
                  (Series 1998) Weekly VRDNs
                  (Stabler Co.,
                  Inc.)/(Dauphin Deposit

                  Bank and Trust LOC)                  5,600,000
     3,155,000    Berks County, PA IDA,
                  Manufacturing Facilities
                  Revenue Bonds (Series
                  1996) Weekly VRDNs (Ram
                  Industries, Inc.)/(First
                  Union National Bank,

                  Charlotte, NC LOC)                   3,155,000
     1,440,000    Berks County, PA IDA,
                  Manufacturing Facilities
                  Revenue Bonds (Series
                  1995) Weekly VRDNs
                  (Grafika Commercial
                  Printing, Inc.)/(First
                  Union National Bank,

                  Charlotte, NC LOC)                   1,440,000
       120,000    Berks County, PA IDA,
                  Revenue Bonds (Series
                  1995A/Subseries A) Weekly
                  VRDNs (First Union
                  National Bank, Charlotte,

                  NC LOC)                                120,000
       775,000    Berks County, PA IDA,
                  Revenue Bonds (Series
                  1995A/Subseries B) Weekly
                  VRDNs (First Union
                  National Bank, Charlotte,

                  NC LOC)                                775,000

     1,300,000    Boyertown, PA Area School
                  District (Series 1999/00)

                  3.75% TRANs, 6/30/2000               1,301,241
     1,665,000    Boyertown, PA Area School
                  District, 3.30% Bonds (FSA
                  INS) 2/1/2000                        1,665,142

     1,300,000    Brandywine Heights, PA
                  Area School District
                  (Series 1999/00) 3.75%

                  TANs, 6/30/2000                      1,300,826
     1,855,000    Bucks County, PA IDA Weekly
                  VRDNs (Double H Plastics,
                  Inc.)/(First Union
                  National Bank, Charlotte,

                  NC LOC)                              1,855,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  PENNSYLVANIA-CONTINUED

 $   2,410,000    Bucks County, PA IDA Weekly
                  VRDNs (Pennsylvania
                  Associates)/(First Union
                  National Bank, Charlotte,
                  NC LOC)                         $    2,410,000
     2,575,000    Bucks County, PA IDA
                  (Series 1991) Weekly VRDNs
                  (Cabot Medical
                  Corp.)/(First Union
                  National Bank, Charlotte,

                  NC LOC)                              2,575,000
     2,805,000    Bucks County, PA IDA,
                  Variable Rate Demand/Fixed
                  Rate Revenue Bonds
                  (Series 1997) Weekly VRDNs
                  (Boekel Industries,
                  Inc.)/(First Union
                  National Bank, Charlotte,

                  NC LOC)                              2,805,000

     1,200,000    Butler County, PA IDA
                  (Series 1996A) Weekly
                  VRDNs (Armco, Inc.)/(Chase
                  Manhattan Bank N.A., New

                  York LOC)                            1,200,000
     6,185,000    Butler County, PA IDA
                  (Series 1996A) 2.95% TOBs
                  (Lutheran Welfare)/(PNC
                  Bank, N.A. LOC) Mandatory

                  Tender 11/1/1999                     6,185,000
     1,965,000    Butler County, PA IDA
                  (Series 1998) Weekly VRDNs
                  (Allegheny Metalworking
                  Corp.)/(National City,

                  Pennsylvania LOC)                    1,965,000
     1,500,000    Butler County, PA IDA
                  (Series 1998B) 2.95% TOBs
                  (Lutheran Welfare)/(PNC
                  Bank, N.A. LOC) Mandatory

                  Tender 11/1/1999                     1,500,000
     2,205,000    Butler County, PA IDA, IDRB
                  (Series 1994) Weekly VRDNs
                  (Lue-Rich Holding Company,
                  Inc. Project)/(ABN AMRO

                  Bank N.V., Amsterdam LOC)            2,205,000
     2,170,000    Butler County, PA IDA,
                  IDRBs (Series 1997) Weekly
                  VRDNs (Wise Business
                  Forms, Inc.)/(SouthTrust
                  Bank of Alabama,

                  Birmingham LOC)                      2,170,000
     1,100,000    Carbon County, PA IDA
                  Weekly VRDNs (Summit
                  Management & Utilities,

                  Inc.)/(PNC Bank, N.A. LOC)           1,100,000
     5,000,000    Carbon County, PA IDA,
                  Resource Recovery Bonds
                  (Series B) 3.50% CP
                  (Panther Creek)/(National
                  Westminster Bank, PLC,
                  London LOC) Mandatory

                  Tender 11/10/1999                    5,000,000
     6,000,000  2 Carbon County, PA IDA,
                  Solid Waste Disposal
                  Revenue Bonds, 3.50% RANs
                  (Horsehead Resource
                  Development, Inc.)/(Chase
                  Manhattan Bank N.A.,

                  New York LOC), 12/3/1999             6,000,000
     2,935,000    Chartiers Valley, PA
                  Industrial & Commercial
                  Development Authority,
                  Nursing Home Revenue
                  Refunding Bonds (Series
                  1997A) Weekly VRDNs
                  (Woodhaven Convalescent
                  Center)/(Bank One, Ohio,

                  N.A. LOC)                            2,935,000

     7,300,000    Clearfield County, PA IDA
                  Weekly VRDNs (Penn Traffic

                  Co.)/(Fleet Bank N.A. LOC)           7,300,000
     4,500,000    Clinton County, PA IDA,
                  Solid Waste Disposal
                  Revenue Bonds (Series
                  1992A) 3.95% TOBs
                  (International Paper Co.)

                  Optional Tender 1/15/2000            4,500,000
     5,000,000    Clinton County, PA, IDA
                  Weekly VRDNs (Armstrong
                  World Industries,
                  Inc.)/(Mellon Bank N.A.,

                  Pittsburgh LOC)                      5,000,000
     3,000,000    Coatsville, PA School
                  District (Series 1999/00)

                  4.00% TRANs, 6/30/2000               3,007,650
     1,770,000    Commonwealth of
                  Pennsylvania (Series A)
                  7.00% Bonds (United States
                  Treasury PRF) 5/1/2000

                  (@101.5)                             1,828,790

     1,210,000    Commonwealth of
                  Pennsylvania (First
                  Series) 5.00% Bonds (AMBAC

                  INS) 3/15/2000                       1,218,367

     3,985,000    Commonwealth of Pennsylvania, Floater Certificate 1998-53
                  Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter Municipal
                  Funding, Inc.

                  LIQ)                                 3,985,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  PENNSYLVANIA-CONTINUED
 $   1,000,000    Cumberland County, PA IDA,

                  Industrial Development
                  Bonds (Series 1994)
                  Weekly VRDNs (Lane
                  Enterprises, Inc.
                  Project)/(First Union
                  National Bank,

                  Charlotte, NC LOC)              $    1,000,000
     6,900,000    Cumberland County, PA
                  Municipal Authority
                  (Series 1994) 3.23% TOBs
                  (United Methodist Homes
                  for the Aging)/(PNC Bank,
                  N.A. LOC) Mandatory Tender

                  6/1/2000                             6,900,000

     2,445,000    Cumberland County, PA Municipal Authority (Series 1996A) 2.95%
                  TOBs (Dickinson College)/(Mellon Bank N.A., Pittsburgh LOC)

                  Mandatory Tender 11/1/1999           2,445,000
     4,750,000    Cumberland County, PA
                  Municipal Authority,
                  Variable Rate Revenue
                  Bonds (Series 1996 B)
                  2.95% TOBs (Dickinson
                  College)/(Mellon Bank
                  N.A., Pittsburgh LOC)

                  Mandatory Tender 11/1/1999           4,750,000
     5,000,000    Dallastown Area School
                  District, PA, GO Bonds (Series 1998) Weekly VRDNs (FGIC
                  INS)/(FGIC Securities Purchase, Inc.

                  LIQ)                                 5,000,000

    10,500,000    Dauphin County, PA General
                  Authority, (Education and
                  Health Loan Program
                  (Series 1997) Weekly VRDNs
                  (AMBAC INS) (Chase
                  Manhattan Bank N.A., New

                  York LIQ)                           10,500,000
     3,000,000    Dauphin County, PA IDA,
                  Variable Rate EDRBs
                  (Series 1998-B) Weekly
                  VRDNs (Key Ingredients,
                  Inc.)/(Mellon Bank N.A.,

                  Pittsburgh LOC)                      3,000,000
     4,900,000    Delaware County, PA
                  Authority, Hospital
                  Revenue Bonds (Series of
                  1996) Weekly VRDNs
                  (Crozer-Chester Medical
                  Center)/(KBC Bancassurance

                  Holding LOC)                         4,900,000
     3,000,000    Downington Area School
                  District, PA, 3.75% TRANs,
                  6/30/2000                            3,004,774
     5,000,000    Doylestown Hospital
                  Authority, PA, Hospital
                  Revenue Bonds (Series
                  1998C) Weekly VRDNs
                  (Doylestown Hospital,
                  PA)/(AMBAC INS)/(PNC Bank,

                  N.A. LIQ)                            5,000,000
     1,200,000    East Hempfield Township,
                  PA IDA (Series 1985) Weekly
                  VRDNs (Yellow
                  Freight System)/(Wachovia
                  Bank of NC, N.A., Winston-

                  Salem LOC)                           1,200,000
       500,000    East Hempfield Township,
                  PA IDA (Series 1985) Weekly
                  VRDNs (Yellow
                  Freight System)/(Wachovia
                  Bank of NC, N.A., Winston-

                  Salem LOC)                             500,000
     2,000,000    East Hempfield Township,
                  PA IDA (Series 1997) Weekly
                  VRDNs
                  (Mennonite Home)/(Dauphin

                  Deposit Bank and Trust LOC)          2,000,000
    15,000,000    Easton Area School
                  District, PA (Series 1997)
                  Weekly VRDNs (FGIC
                  INS)/(FGIC Securities

                  Purchase, Inc. LIQ)                 15,000,000
     2,700,000    Erie County, PA Hospital
                  Authority Weekly VRDNs
                  (St. Mary's Hospital
                  Erie, PA)/(PNC Bank, N.A.

                  LOC)                                 2,700,000

     1,000,000    Erie County, PA Hospital
                  Authority Weekly VRDNs
                  (St. Vincent
                  Health System)/(Mellon

                  Bank N.A., Pittsburgh LOC)           1,000,000
       125,000    Erie County, PA IDA (Series
                  1985) Weekly VRDNs (R. P-C
                  Value,

                  Inc.)/(PNC Bank, N.A. LOC)             125,000
     4,000,000    Erie County, PA, 3.65%
                  TRANs (PNC Bank, N.A. LOC)
                  12/30/1999                           4,003,455

     2,900,000    Franconia Township, PA IDA, IDRBs (Series 1997A) Weekly VRDNs
                  (Asher's Chocolates)/(Mell on Bank N.A., Pittsburgh

                  LOC)                                 2,900,000

     1,305,000    Franklin County, PA IDA
                  Weekly VRDNs (The
                  Guarriello Limited
                  Partnership)/(PNC Bank,

                  N.A., LOC)                           1,305,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  PENNSYLVANIA-CONTINUED

 $   2,400,000    Gettysburg Area IDA
                  (Series 1998A) Weekly
                  VRDNs (Hanover Lantern,
                  Inc.)/(Allfirst LOC)            $    2,400,000
     2,000,000    Greene County, PA IDA
                  (Series 1999) Weekly VRDNs
                  (CWS Company,
                  Inc.)/(Huntington National

                  Bank, Columbus, OH LOC)              2,000,000
     2,500,000    Harbor Creek, PA School
                  District (Series 1999)

                  3.75% BANs, 6/15/2000                2,505,960
     7,500,000    Indiana County, PA IDA, PCR
                  Bonds (Series 1997A)
                  Weekly VRDNs
                  (Peco Energy Co.)/(UBS AG

                  LOC)                                 7,500,000

     2,255,000    Jackson Township, PA IDA (Series 1999A) Weekly VRDNs (Aerial
                  Innovations, Inc.)/(Allfir

                  st LOC)                              2,255,000

     6,000,000    Lancaster County, PA
                  Hospital Authority, Health
                  Center Revenue Bonds
                  (Series 1996) Weekly VRDNs

                  (Masonic Homes)                      6,000,000
     3,385,000    Lancaster, PA IDA (Series
                  1988C) Weekly VRDNs (Henry
                  Molded
                  Products, Inc.)/(Dauphin

                  Deposit Bank and Trust LOC)          3,385,000
     2,195,000    Lancaster, PA IDA (Series
                  1998A) Weekly VRDNs (Henry
                  Molded
                  Products, Inc.)/(Dauphin

                  Deposit Bank and Trust LOC)          2,195,000
     1,000,000    Lehigh County, PA IDA,
                  Variable Rate Demand
                  Revenue Bonds (Series
                  1997) Weekly VRDNs
                  (American Manufacturing
                  Co., Inc.)/(Mellon Bank

                  N.A., Pittsburgh LOC)                1,000,000
     6,840,000    McKean County, PA IDA,
                  EDRBs (Series 1997) Weekly
                  VRDNs (Keystone Powdered
                  Metal Co.)/(Mellon Bank

                  N.A., Pittsburgh LOC)                6,840,000
     3,300,000    Monroe County, PA IDA, PCR
                  Weekly VRDNs (Cooper
                  Industries,
                  Inc.)(Sanwa Bank LTD.,

                  Osaka LOC)                           3,300,000
     4,510,000    Montgomery County, PA
                  Higher Education and
                  Health Authority, 7.38%
                  Bonds (Bryn Mawr
                  Hospital)/(United States
                  Treasury PRF) 12/1/1999

                  (@102)                               4,614,854

     1,000,000    Montgomery County, PA IDA
                  (Series 1984) Weekly VRDNs
                  (Seton Co.)/(First Union
                  National Bank, Charlotte,

                  NC LOC)                              1,000,000

     1,100,000    Montgomery County, PA IDA
                  (Series 1992) Weekly VRDNs
                  (RJI Limited
                  Partnership)/(First Union
                  National Bank, Charlotte,

                  NC LOC)                              1,100,000

     1,000,000    Montgomery County, PA IDA
                  (Series A) Weekly VRDNs
                  (Vari Corp.)/(Dauphin Depo

                  sit Bank and Trust LOC)              1,000,000
     4,250,000    Montgomery County, PA IDA
                  (Series C) Weekly VRDNs
                  (Vari Corp.)/(Dauphin Depo

                  sit Bank and Trust LOC)              4,250,000
     1,920,000    Montgomery County, PA IDA,
                  EDRBs (Series 1997) Weekly
                  VRDNs
                  (Palmer International,
                  Inc.)/(Mellon Bank N.A.,

                  Pittsburgh LOC)                      1,920,000
     4,620,000    Moon Township, PA IDA
                  Weekly VRDNs (Airport
                  Hotel
                  Associates)/(National

                  City, Pennsylvania LOC)              4,620,000
     3,500,000    Norristown, PA (Series
                  1999) 3.35% TRANs,

                  12/30/1999                           3,500,000
     9,000,000    North Penn Health,
                  Hospital and Education
                  Authority, PA, Hospital
                  Revenue Bonds (Series
                  1998) Weekly VRDNs (North
                  Penn Hospital, PA)/(First
                  Union National Bank,

                  Charlotte, NC LOC)                   9,000,000
    12,850,000    Northampton County, PA
                  IDA, 3.65% CP (Citizens
                  Utilities Co.) Mandatory

                  Tender 12/7/1999                    12,850,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  PENNSYLVANIA-CONTINUED

  $  2,442,000    Northampton County, PA
                  IDA, Variable Rate Revenue
                  Bonds (Series 1997)
                  Weekly VRDNs (Ultra-Poly
                  Corp.)/(PNC Bank, N.A.
                  LOC)                            $    2,442,000
     1,590,000    Northumberland County PA
                  IDA, Revenue Bonds (Series
                  1995A) Weekly VRDNs
                  (Furman Farms, Inc.
                  Project)/(First Union
                  National Bank, Charlotte,

                  NC LOC)                              1,590,000

     1,550,000    Pennsylvania EDFA Weekly
                  VRDNs (Cyrogenics,

                  Inc.)/(PNC Bank, N.A. LOC)           1,550,000
     2,300,000    Pennsylvania EDFA Weekly
                  VRDNs (Industrial
                  Scientific Corp.)/(Mellon

                  Bank N.A., Pittsburgh LOC)           2,300,000
       450,000    Pennsylvania EDFA Weekly
                  VRDNs (ProMinent Fluid)/(PNC Bank, N.A.

                  LOC)                                   450,000

       375,000    Pennsylvania EDFA Weekly
                  VRDNs (RMF
                  Associates)/(PNC Bank,

                  N.A. LOC)                              375,000

     1,175,000    Pennsylvania EDFA Weekly
                  VRDNs (Stone and Lime

                  Co.)/(PNC Bank, N.A. LOC)            1,175,000
     1,400,000    Pennsylvania EDFA (Series
                  1995-D2) Weekly VRDNs
                  (ARCO Enterprises,
                  Inc./Ronald L. Repasky,
                  Sr. Project)/(PNC Bank,

                  N.A. LOC)                            1,400,000

       500,000    Pennsylvania EDFA (Series 1995-D9) Weekly VRDNs (North
                  American Communications, Inc. Project)/(PNC Bank, N.A.

                  LOC)                                   500,000

     1,170,200    Pennsylvania EDFA (Series
                  1992-C) Weekly VRDNs
                  (Leonard H.
                  Berenfield/Berenfield
                  Containers)/(PNC Bank,
                  N.A. LOC)                            1,170,200
     2,100,000    Pennsylvania EDFA (Series 1996-E) Weekly VRDNs (Adelphoi,
                  Inc.)/(PNC

                  Bank, N.A. LOC)                      2,100,000
     4,600,000    Pennsylvania EDFA (Series
                  1998) 3.25% Bonds
                  (Bayerische Landesbank

                  Girozentrale), 12/15/1999            4,600,000
     3,000,000    Pennsylvania EDFA (Series
                  1998-A) Weekly VRDNs
                  (Fourth Generation Realty,

                  LLC)/(PNC Bank, N.A. LOC)            3,000,000

     2,700,000    Pennsylvania EDFA (Series
                  B1) Weekly VRDNs (Erie
                  Plating Co.)/(PNC Bank,

                  N.A. LOC)                            2,700,000

     3,000,000    Pennsylvania EDFA, EDRBs
                  (Series 1996-D6) Weekly
                  VRDNs (Toyo Tanso
                  Specialty Materials,

                  Inc.)/(PNC Bank, N.A. LOC)           3,000,000
     3,890,000    Pennsylvania EDFA, EDRBs
                  (Series 1996-C) Weekly
                  VRDNs (Napco, Inc.
                  Project)/(Mellon Bank

                  N.A., Pittsburgh LOC)                3,890,000
       400,000    Pennsylvania EDFA, Revenue
                  Bonds (Series G4) Weekly
                  VRDNs (Metamora
                  Products)/(PNC Bank, N.A.

                  LOC)                                   400,000

       225,000    Pennsylvania EDFA, Revenue
                  Bonds Weekly VRDNs (DDI
                  Pharmaceuticals,

                  Inc.)/(PNC Bank, N.A. LOC)             225,000
       125,000    Pennsylvania EDFA, Revenue
                  Bonds Weekly VRDNs (RAM Forest Products)/(PNC Bank, N.A.

                  LOC)                                   125,000

    13,620,000  2 Pennsylvania Housing
                  Finance Authority (Series
                  1997-58A) PT-149, 3.85%
                  TOBs (Commerzbank AG,
                  Frankfurt LIQ) Optional
                  Tender 10/5/2000                    13,620,000
    14,385,000    Pennsylvania Housing
                  Finance Authority, MERLOTS
                  (Series K) Weekly VRDNs
                  (First Union National

                  Bank, Charlotte, NC LIQ)            14,385,000
     1,920,000    Pennsylvania Housing
                  Finance Authority, PT-119B
                  (Series 1997-56B) Weekly
                  VRDNs (Merrill Lynch
                  Capital Services, Inc.

                  LIQ)                                 1,920,000

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  PENNSYLVANIA-CONTINUED

  $    890,000    Pennsylvania Housing
                  Finance Authority, Section
                  8 Assisted Residential
                  Development Refunding
                  Bonds (Series 1992A)
                  Weekly VRDNs (CGIC
                  INS)/(Citibank N.A., New
                  York LIQ)                       $      890,000
    12,100,000    Pennsylvania Housing
                  Finance Authority,
                  Variable Rate Certificates
                  (Series 1999-65K) Weekly
                  VRDNs (Bank of America NT

                  and SA San Francisco)               12,100,000
     1,500,000    Pennsylvania
                  Intergovernmental Coop
                  Authority, 5.75% Bonds

                  (FGIC INS) 6/15/2000                 1,522,613

     1,255,000    Pennsylvania
                  Intergovernmental Coop
                  Authority, 6.00% Bonds
                  (Philadelphia
                  Funding Program)/(United
                  States Treasury PRF)

                  6/15/2000                            1,275,489

    10,500,000    Pennsylvania State Higher
                  Education Assistance
                  Agency, Student Loan
                  Adjustable Rate Revenue
                  Bonds (Series 1997A)

                  Weekly VRDNs (SLMA LOC)             10,500,000
     4,500,000    Pennsylvania State Higher
                  Education Facilities
                  Authority (Series 1997-B7)
                  2.95% TOBs (Saint Francis
                  College, PA)/(Allied Irish
                  Banks PLC LOC) Mandatory

                  Tender 11/1/1999                     4,500,000
     2,950,000    Pennsylvania State Higher
                  Education Facilities
                  Authority (Series 1997-B8)
                  2.95% TOBs (Wilkes
                  University)/(PNC Bank,
                  N.A. LOC) Mandatory Tender

                  11/1/1999                            2,950,000

     2,500,000    Pennsylvania State Higher
                  Education Facilities
                  Authority (Series 1999-D2)
                  3.75% TOBs (Holy Family
                  College)/(Allied Irish
                  Banks PLC LOC) Optional

                  Tender 5/1/2000                      2,506,035
     1,400,000    Pennsylvania State Higher
                  Education Facilities
                  Authority (Series 1999-D3)
                  3.75% TOBs (Lebanon Valley
                  College)/(Allied Irish
                  Banks PLC LOC) Mandatory

                  Tender 5/1/2000                      1,403,380
       700,000    Pennsylvania State Higher
                  Education Facilities
                  Authority, Revenue Bonds
                  (Series D4) 3.75% TOBs
                  (Marywood
                  University)/(Allied Irish
                  Banks PLC LOC) Mandatory

                  Tender 5/1/2000                        701,010
     1,835,000    Pennsylvania State
                  University, PT-242 Weekly
                  VRDNs (Bayerische
                  Hypotheken-und Vereinsbank

                  AG LIQ)                              1,835,000

     4,000,000    Perkiomen Valley School
                  District, PA, 3.75% TRANs,

                  6/30/2000                            4,006,365

     6,650,000    Philadelphia, PA IDA
                  (Series 93) Weekly VRDNs
                  (Sackett
                  Development)/(Mellon Bank

                  N.A., Pittsburgh LOC)                6,650,000
     2,175,000    Philadelphia, PA IDA,
                  Refunding Revenue Bonds
                  (Series 1991) Weekly VRDNs
                  (Tom James Co.)/(SunTrust

                  Bank, Nashville LOC)                 2,175,000
    10,000,000  2 Philadelphia, PA IDA,
                  Variable Rate Certificates
                  (Series 1998P-1) 3.65%
                  TOBs (Philadelphia Airport
                  System)/(FGIC INS)/(Bank
                  of America, N.A. LIQ),

                  Optional Tender 7/20/2000           10,000,000
     2,000,000    Philadelphia, PA IDA,
                  Variable Rate Revenue
                  Bonds (Series 1998) Weekly
                  VRDNs (Philadelphia
                  Academy of Music)/(First
                  Union National Bank,

                  Charlotte, NC LOC)                   2,000,000
     2,000,000    Pittsburgh, PA Urban
                  Redevelopment Authority
                  (Series 1999E) 3.65%

                  Bonds, 8/15/2000                     2,000,000
     4,000,000    Pittsburgh, PA Urban
                  Redevelopment Authority,
                  Mortgage Revenue Bonds
                  (Series 1998C) 3.20% TOBs,

                  Mandatory Tender 12/1/1999           4,000,000
     2,500,000    Red Lion, PA Area School
                  District, 3.75% TRANs,

                  6/30/2000                            2,504,790

     1,050,000    Sayre, PA, Health Care
                  Facilities Authority
                  (Series A) 6.50% Bonds
                  (Guthrie Healthcare
                  System, PA)/(AMBAC INS)

                  3/1/2000                             1,061,193

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM MUNICIPALS-

                  continued 1

                  PENNSYLVANIA-CONTINUED
  $  1,425,000    Schuylkill County, PA IDA,

                  Manufacturing Facilities
                  Revenue Bonds
                  (Series 1995) Weekly VRDNs
                  (Prime Packing, Inc.
                  Project)/(First Union
                  National Bank, Charlotte,

                  NC LOC)                         $    1,425,000
     3,000,000    Venango, PA IDA, Resource
                  Recovery Bonds (Series
                  1993) 3.45% CP (Scrubgrass
                  Power Corp.)/(National
                  Westminster Bank, PLC,
                  London LOC) Mandatory

                  Tender 1/28/2000                     3,000,000
    10,700,000    Washington County, PA IDA,
                  Solid Waste Disposal
                  Revenue Bonds
                  (Series 1995) Weekly VRDNs
                  (American Iron Oxide Co.
                  Project)/(Bank of

                  Tokyo-Mitsubishi Ltd. LOC)          10,700,000
       745,000    West Cornwall Township, PA
                  Municipal Authority,
                  Revenue Bonds (Series
                  1995) Weekly VRDNs
                  (Lebanon Valley Brethern
                  Home Project (PA)/(First
                  Union National Bank,

                  Charlotte, NC LOC)                     745,000
     3,185,000    William Penn School
                  District, PA, 3.64% TRANs,
                  6/30/2000                            3,185,802
     2,500,000    York County, PA IDA,
                  Limited Obligation Revenue
                  Bonds (Series 1997) Weekly
                  VRDNs (Metal Exchange

                  Corp.)/(Comerica Bank LOC)           2,500,000
     2,750,000    York County, PA IDA,
                  Variable Rate Demand
                  Limited Obligation Revenue
                  Bonds (Series 1996) Weekly
                  VRDNs (Metal Exchange
                  Corp.)/(Comerica Bank,

                  Detroit, MI LOC)                     2,750,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 3                $ 429,569,936

Securities that are subject to alternative minimum tax represent 54.1% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
98.9%        1.1%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $29,620,000, which represents 6.9% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($431,662,443) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation BANs -Bond Anticipation Notes CGIC -Capital Guaranty Insurance Corporation CP -Commercial Paper EDFA -Economic Development Financing Authority EDRB(s) -Economic Development Revenue Bonds FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GO -General Obligation HDA -Hospital Development Authority IDA -Industrial Development Authority IDRB(s) -Industrial Development Revenue Bond(s) INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit MERLOTS -Municipal Exempt Receipts Liquidity Optional Tender Series PCR -Pollution Control Revenue PRF -Prerefunded RANs -Revenue Anticipation Notes SLMA -Student Loan Marketing Association TANs -Tax Anticipation Notes TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999


ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 429,569,936
Cash                                                429,014
Income receivable                                 3,038,891
Prepaid expenses                                      8,393
TOTAL ASSETS                                    433,046,234
LIABILITIES:

Payable for shares

redeemed                        $ 619,902
Income distribution
payable                           700,281
Accrued expenses                   63,608
TOTAL LIABILITIES                                 1,383,791
Net assets for 431,662,443
shares outstanding                            $ 431,662,443
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$135,031,952 / 135,031,952

shares outstanding                                    $1.00

INSTITUTIONAL SERVICE

SHARES:
$253,338,762 / 253,338,762

shares outstanding                                    $1.00
CASH SERIES SHARES:

$43,291,729 / 43,291,729

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999


INVESTMENT INCOME:
Interest                                                            $ 15,601,182
EXPENSES:

Investment advisory fee                          $  2,330,962
Administrative personnel
and services fee                                      351,545
Custodian fees                                         32,400
Transfer and dividend
disbursing agent fees and
expenses                                              102,953
Directors'/Trustees' fees                               4,667
Auditing fees                                          13,156
Legal fees                                             13,053
Portfolio accounting fees                             113,282
Distribution services fee-
Cash Series Shares                                    195,333
Shareholder services fee-
Institutional Shares                                  261,097
Shareholder services fee-
Institutional Service
Shares                                                782,301
Shareholder services fee-
Cash Series Shares                                    122,083
Share registration costs                               27,068
Printing and postage                                   30,091
Insurance premiums                                     29,397
Miscellaneous                                           6,182
TOTAL EXPENSES                                      4,415,570
WAIVERS:
Waiver of investment
advisory fee                    $  (936,982)
Waiver of distribution
services fee-Cash Series
Shares                             (24,417)
Waiver of shareholder
services fee-Institutional
Shares                            (261,097)
Waiver of shareholder
services fee-Institutional
Service Shares                    (156,460)
TOTAL WAIVERS                                      (1,378,956)
Net expenses                                                           3,036,614
Net investment income                                              $  12,564,568

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED OCTOBER 31                       1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     12,564,568       $     12,841,417
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                  (3,050,817)            (1,812,898)
Institutional Service
Shares                                (8,398,776)            (9,813,298)
Cash Series Shares                    (1,114,975)            (1,215,221)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (12,564,568)           (12,841,417)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,619,949,097          1,771,726,568
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 3,820,422              4,355,879
Cost of shares redeemed           (1,696,708,970)        (1,623,039,093)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         (72,939,451)           153,043,354
Change in net assets                 (72,939,451)           153,043,354
NET ASSETS:

Beginning of period                  504,601,894            351,558,540
End of period                   $    431,662,443       $    504,601,894

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED OCTOBER 31                          1999        1998        1997        1996       1995 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03        0.03        0.03        0.03       0.01
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)      (0.03)      (0.03)      (0.03)     (0.01)
NET ASSET VALUE, END OF PERIOD               $ 1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00
TOTAL RETURN 2                                 2.94%       3.36%       3.38%       3.37%      1.03%

RATIOS TO AVERAGE NET ASSETS:

Expenses 3                                     0.90%       0.91%       0.92%       0.92%      0.91% 4
Net investment income 3                        2.47%       2.85%       2.88%       2.80%      3.35% 4
Expenses (after waivers)                       0.45%       0.45%       0.45%       0.45%      0.45% 4
Net investment income (after waivers)          2.92%       3.31%       3.35%       3.27%      3.81% 4
SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $135,032     $64,281     $63,148     $37,076     $2,529

1 Reflects operations for the period from August 23, 1995 (date of initial public investment) to October 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED OCTOBER 31                          1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03         0.03         0.03         0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)       (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00        $1.00
TOTAL RETURN 1                                 2.73%        3.15%        3.18%        3.16%        3.44%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     0.90%        0.91%        0.92%        0.92%        0.92%
Net investment income 2                        2.43%        2.83%        2.87%        2.85%        3.11%
Expenses (after waivers)                       0.65%        0.65%        0.65%        0.65%        0.65%
Net investment income (after waivers)          2.68%        3.09%        3.14%        3.12%        3.38%
SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $253,339     $392,381     $264,634     $221,851     $276,407

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash Series Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED OCTOBER 31                         1999        1998        1997        1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.02        0.03        0.03        0.03        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.02)      (0.03)      (0.03)      (0.03)      (0.03)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                2.32%       2.74%       2.77%       2.75%       3.02%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                    1.30%       1.31%       1.32%       1.32%       1.33%
Net investment income 2                       2.03%       2.44%       2.45%       2.45%       2.70%
Expenses (after waivers)                      1.05%       1.05%       1.05%       1.05%       1.05%
Net investment income (after waivers)         2.28%       2.70%       2.72%       2.72%       2.98%
SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $43,292     $47,940     $23,777     $19,825     $28,255

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. The investment objective of the the Fund is current income exempt from federal income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1999, capital paid-in aggregated $431,662,443.

Transactions in shares were as follows:


YEAR ENDED OCTOBER 31                   1999               1998
INSTITUTIONAL SHARES:

Shares sold                      590,890,826        403,352,478
Shares issued to
shareholders in payment of
distributions declared             1,069,331            121,832
Shares redeemed                 (521,209,277)      (402,341,293)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                      70,750,880          1,133,017


YEAR ENDED OCTOBER 31                   1999               1998
INSTITUTIONAL SERVICE

SHARES:

Shares sold                      886,863,203      1,209,407,656
Shares issued to
shareholders in payment of
distributions declared             1,700,459          3,071,889
Shares redeemed               (1,027,605,705)    (1,084,732,294)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              (139,042,043)       127,747,251


YEAR ENDED OCTOBER 31                   1999               1998
CASH SERIES SHARES:

Shares sold                      142,195,068        158,966,434
Shares issued to
shareholders in payment of
distributions declared             1,050,632          1,162,158
Shares redeemed                 (147,893,988)      (135,965,506)
NET CHANGE RESULTING FROM
CASH SERIES SHARE

TRANSACTIONS                      (4,648,288)        24,163,086
NET CHANGE RESULTING FROM

SHARE TRANSACTIONS               (72,939,451)       153,043,354

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

For the year ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $765,115,114 and $695,595,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 74.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.7% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST AND SHAREHOLDERS OF PENNSYLVANIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Pennsylvania Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998, and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pennsylvania Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

Pennsylvania Municipal Cash Trust

ANNUAL REPORT
TO SHAREHOLDERS

ANNUAL REPORT

OCTOBER 31, 1999

[Graphic]
Federated

Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 314229881
Cusip 314229204
Cusip 314229717

G00830-01 (12/99)

[Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Tennessee Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income-free from federal regular income tax and Tennessee state income tax-through a portfolio concentrated in high-quality, short-term Tennessee municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.03 per share for both Institutional Shares and Institutional Service Shares. The fund's net assets totaled $57.5 million at the end of the reporting period.

Thank you for relying on Tennessee Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three interest rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point, bringing the target rate to 5.50%.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than half of the fund's assets, started the period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% range in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the two highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level of the decade. Lack of supply and heavy demand kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 29 days. The fund's average maturity moved steadily upward in the first half of 1999, reaching 54 days in May as attractive fixed-rate notes opportunities were available. Over the summer months, with the Fed increasing rates, we allowed the fund's maturity to decline to end the reporting period at 31 days. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range was targeted, taking into account Federal Reserve monetary policy, the portfolio maximized performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is probable that we will see one and possibly two interest rate increases in the first half of 2000. In the near future, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch market developments with great interest in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999

PRINCIPAL

AMOUNT                                                 VALUE

                SHORT-TERM MUNICIPALS-
                97.5% 1
                TENNESSEE-97.5%

  $ 2,410,000   Benton County TN IDB
                (Series 1996) Weekly VRDNs
                (Jones Plastic and
                Engineering Corp.)/(Nation
                al City Bank, Kentucky LOC)      $  2,410,000
    2,000,000   Chattanooga, TN IDB,
                Industrial Development
                Variable Rate Demand
                Revenue Bonds (Series
                1997) Weekly VRDNs (JRB
                Company, Inc.)/(National

                City Bank, Ohio LOC)                2,000,000
    2,000,000   Covington, TN IDB (Series
                1992) Weekly VRDNs
                (Wallace Computer
                Services, Inc.)/(Wachovia

                Bank of NC, N.A. LOC)               2,000,000

    2,660,000   Dickson County, TN IDB
                (Series 1996) Weekly VRDNs
                (Tennessee Bun Company,
                LLC Project)/(PNC Bank,

                N.A. LOC)                           2,660,000
    2,600,000   Franklin County, TN IDB,
                IDRB (Series 1997) Weekly
                VRDNs (Hi-Tech)/(Regions

                Bank, Alabama LOC)                  2,600,000
    1,750,000   Greenfield, TN IDB (Series
                1995) Weekly VRDNs
                (Plastic Products Co.
                Project)/(Norwest Bank

                Minnesota, N.A. LOC)                1,750,000
    4,460,000   Hamilton County, TN IDB
                Weekly VRDNs (Pavestone
                Co.)/(Bank One, Texas N.A.

                LOC)                                4,460,000

    1,500,000   Hamilton County, TN IDB
                (Series 1987) Weekly VRDNs
                (Seaboard Farms
                Project)/(SunTrust Bank,

                Atlanta LOC)                        1,500,000
    3,680,000   Hawkins County, TN IDB
                (Series 1995) Weekly VRDNs
                (Sekisui Ta
                Industries, Inc.)/(Bank of

                Tokyo-Mitsubishi Ltd. LOC)          3,680,000
    2,070,000   Hendersonville, TN IDB
                (Series 1996) Weekly VRDNs
                (Betty Machine Co.
                Project)/(First Union
                National Bank, Charlotte,

                NC LOC)                             2,070,000

    2,000,000   Jackson, TN IDB (Series
                1999) Weekly VRDNs
                (Bobrick Washroom
                Equipment)/(First American
                National Bank, Nashville,

                TN LOC)                             2,000,000

    1,500,000   Jackson, TN IDB, Solid
                Waste Facility Bonds
                (Series 1995) Weekly VRDNs
                (Florida Steel
                Corp.)/(Bank of America,

                N.A. LOC)                           1,500,000

    1,800,000   Knox County, TN IDB (Series
                1996) Weekly VRDNs (Health
                Ventures,
                Inc.)/(SunTrust Bank,
                Nashville LOC)                      1,800,000
    1,000,000   Maury County, TN HEFA
                (Series 1996E) Weekly
                VRDNs (Southern Healthcare
                Systems, Inc.)/(Bank One,

                Texas N.A. LOC)                     1,000,000
      834,000   McMinn County, TN IDB
                (Series 1995) Weekly VRDNs
                (Creative Fabrication
                Corp.)/(Bank One, Michigan

                LOC)                                  834,000

PRINCIPAL

AMOUNT                                                 VALUE

                SHORT-TERM MUNICIPALS-

                continued 1

                TENNESSEE-CONTINUED

  $ 3,000,000   Metropolitan Government
                Nashville & Davidson
                County, TN HEFA, Revenue
                Bonds (Series 1985A) 3.10%
                TOBs (Vanderbilt
                University), Optional
                Tender 1/15/2000                 $  3,000,000
    1,860,000   Metropolitan Government
                Nashville & Davidson
                County, TN, GO UT Refunding
                Bonds, 4.63% Bonds,

                5/15/2000                           1,873,846
    6,200,000   Roane, TN IDB (Series 1982)
                Monthly VRDNs (Fortafil
                Fibers, Inc.
                Project)/(ABN AMRO Bank

                N.V., Amsterdam LOC)                6,200,000
    1,000,000   Sevier County, TN Public
                Building Authority, Local
                Government Improvement
                Bonds (Series II-G-2)
                Weekly VRDNs (Knoxville,
                TN)/(AMBAC INS)/(KBC Bank

                N.V. LIQ)                           1,000,000

    1,000,000   Sevier County, TN Public
                Building Authority, Local
                Government Public
                Improvement Bonds (Series
                II-G-3) Weekly VRDNs
                (Maryville, TN)/(AMBAC

                INS)/(KBC Bank N.V. LIQ)            1,000,000

    2,600,000   Shelby County, TN Health
                Education & Housing
                Facilities Board,
                Multifamily
                Housing Revenue Bonds
                (Series 1988) Weekly VRDNs
                (Arbor Lake
                Project)/(PNC Bank, N.A.
                LOC)                                2,600,000

    2,000,000   Shelby County, TN (Series
                B) 5.10% Bonds, 3/1/2000            2,013,049
    1,600,000   Sumner County, TN, Capital
                Outlay Note (Series 1999)

                4.00% TANs, 6/26/2000               1,602,506
    2,350,000   Union City, TN IDB (Series
                1995) Weekly VRDNs (Kohler
                Co.)/(Wachovia Bank of

                NC, N.A. LOC)                       2,350,000

    2,200,000   Union County, TN IDB
                (Series 1995) Weekly VRDNs
                (Cooper Container
                Corporation Project)/(SunT

                rust Bank, Nashville LOC)           2,200,000
                TOTAL INVESTMENTS (AT
                AMORTIZED COST) 2                $ 56,103,401


Securities that are subject to alternative minimum tax represent 70.3% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 1999, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.0%       00.0%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($57,528,852) at October 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation GO -General Obligation HEFA -Health and Education Facilities Authority IDB -Industrial Development Bond IDRB -Industrial Development Revenue Bond INS -Insured LIQ -Liquidity Agreement LOC -Letter of Credit TANs -Tax Anticipation Notes TOBs -Tender Option Bonds UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999


ASSETS:
Total investments in
securities, at amortized
cost and value                              $ 56,103,401
Cash                                             504,433
Income receivable                                297,481
Receivable for shares sold                       721,062
Deferred organizational
costs                                              9,391
TOTAL ASSETS                                  57,635,768
LIABILITIES:

Payable for shares

redeemed                       $  5,001
Payable for transfer and
dividend disbursing agent
fees and expenses                14,952
Payable for shareholder
services fee                      4,620
Income distribution
payable                          77,178
Accrued expenses                  5,165
TOTAL LIABILITIES                                106,916
Net assets for 57,528,852
shares outstanding                          $ 57,528,852
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$34,850,177 / 34,850,177

shares outstanding                                 $1.00

INSTITUTIONAL SERVICE

SHARES:
$22,678,675 / 22,678,675

shares outstanding                                 $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999


INVESTMENT INCOME:
Interest                                                          $ 2,275,420
EXPENSES:

Investment advisory fee                          $  338,749
Administrative personnel
and services fee                                    155,000
Custodian fees                                        2,902
Transfer and dividend
disbursing agent fees and
expenses                                             52,612
Directors'/Trustees' fees                             1,313
Auditing fees                                        12,624
Legal fees                                            8,335
Portfolio accounting fees                            52,167
Shareholder services fee-
Institutional Shares                                101,263
Shareholder services fee-
Institutional Service
Shares                                               67,992
Share registration costs                             25,927
Printing and postage                                 16,670
Insurance premiums                                    4,250
Miscellaneous                                         7,710
TOTAL EXPENSES                                      847,514
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                    $  (338,749)
Waiver of shareholder
services fee-Institutional
Shares                             (101,263)
Reimbursement of other
operating expenses                  (99,404)
TOTAL WAIVERS AND
REIMBURSEMENTS                                     (539,416)
Net expenses                                                          308,098
Net investment income                                             $ 1,967,322

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED OCTOBER 31                     1999                 1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    1,967,322       $    1,768,764
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (1,221,475)            (895,346)
Institutional Service
Shares                                (745,847)            (873,418)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (1,967,322)          (1,768,764)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             207,309,458          236,176,586
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 999,919              704,085
Cost of shares redeemed           (222,566,032)        (212,767,088)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       (14,256,655)          24,113,583
Change in net assets               (14,256,655)          24,113,583
NET ASSETS:

Beginning of period                 71,785,507           47,671,924
End of period                   $   57,528,852       $   71,785,507

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED OCTOBER 31           1999       1998       1997       1996 1
NET ASSET VALUE, BEGINNING

OF PERIOD                     $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income           0.03       0.03       0.03       0.01
LESS DISTRIBUTIONS:

Distributions from net

investment income              (0.03)     (0.03)     (0.03)     (0.01)
NET ASSET VALUE, END OF

PERIOD                        $ 1.00       1.00     $ 1.00     $ 1.00
TOTAL RETURN 2                  3.07%      3.42%      3.47%      1.59%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                      1.25%      1.33%      1.46%      1.72% 4
Net investment income 3         2.11%      2.37%      2.29%      1.95% 4
Expenses (after waivers
and reimbursements)             0.35%      0.35%      0.35%      0.10% 4
Net investment income
(after waivers and
reimbursements)                 3.01%      3.35%      3.40%      3.57% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)               $ 34,850   $ 39,193   $ 23,048   $ 17,824

1 Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED OCTOBER 31           1999       1998       1997       1996 1
NET ASSET VALUE, BEGINNING

OF PERIOD                     $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income           0.03       0.03       0.03       0.01
LESS DISTRIBUTIONS:

Distributions from net

investment income              (0.03)     (0.03)     (0.03)     (0.01)
NET ASSET VALUE, END OF

PERIOD                        $ 1.00       1.00     $ 1.00     $ 1.00
TOTAL RETURN 2                  2.81%      3.17%      3.21%      1.48%

RATIOS TO AVERAGE NET

ASSETS

Expenses 3                      1.25%      1.33%      1.46%      1.72% 4
Net investment income 3         2.09%      2.36%      2.27%      1.93% 4
Expenses (after waivers
and reimbursements)             0.60%      0.60%      0.60%      0.39% 4
Net investment income
(after waivers and
reimbursements)                 2.74%      3.09%      3.13%      3.26% 4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)               $ 22,679   $ 32,593   $ 24,624   $ 29,824

1 Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Tennessee Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Tennessee consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1999, capital paid-in aggregated $57,528,852.

Transactions in shares were as follows:


YEAR ENDED OCTOBER 31                 1999             1998
INSTITUTIONAL SHARES:

Shares sold                    120,958,760      141,723,370
Shares issued to
shareholders in payment of
distributions declared             386,774           31,344
Shares redeemed               (125,687,909)    (125,610,011)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                    (4,342,375)      16,144,703


YEAR ENDED OCTOBER 31                 1999             1998
INSTITUTIONAL SERVICE

SHARES:

Shares sold                     86,350,698       94,453,216
Shares issued to
shareholders in payment of
distributions declared             613,145          672,741
Shares redeemed                (96,878,123)     (87,157,077)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              (9,914,280)       7,968,880
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             (14,256,655)      24,113,583

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Fserv, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $111,942,500 and $118,075,000, respectively.

ORGANIZATIONAL EXPENSES

Organizational expenses of $24,645 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expense have been deferred and are being amortized over the five year period following the Fund's effective date.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31,1999, 84.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.2% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon its recommendation of the Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST AND SHAREHOLDERS OF TENNESSEE MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Tennessee Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998, and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tennessee Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts
December 16, 1999

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated

World-Class Investment Manager

Tennessee Municipal Cash Trust

ANNUAL REPORT
TO SHAREHOLDERS

ANNUAL REPORT

OCTOBER 31, 1999

[Graphic]
Federated

Tennessee Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 314229634
Cusip 314229642

G01865-03 (12/99)

[Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Virginia Municipal Cash Trust, which covers the 12-month period from November 1, 1998 through October 31, 1999. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income-free from federal regular income tax and Virginia personal income tax-through a portfolio concentrated in high-quality, short-term Virginia municipal securities. 1 At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal. 2

During the reporting period, the fund paid double tax-free dividends totaling $0.03 per share for both Institutional Shares and Institutional Service Shares. The fund's net assets totaled $280.3 million at the end of the reporting period.

Thank you for relying on Virginia Municipal Cash Trust to help your ready cash earn income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

December 15, 1999

1 Income may be subject to the federal alternative minimum tax.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Senior Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE FUND'S REPORTING PERIOD?

Perhaps the biggest issues threatening the U.S. economy in the latter half of 1998 were alleviated by the second quarter of 1999. The improvements in international economies, particularly Asia, and calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on U.S. economic releases as a better indicator of the inflation picture. The Fed became increasingly concerned with inflationary pressures from tighter labor markets and rising equity wealth. For the most part inflationary forces remained tame during 1999 with increases in some commodity prices, such as oil. Nevertheless, the Fed began a series of three interest rate increases, citing tighter labor markets, shrinking productivity gains and growth in demand. The moves came in June, August and November; each time, the Fed voted to raise the federal funds target rate by a quarter point, bringing the target rate to 5.50%.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than half of the fund's assets, started the reporting period in the 3.00% range, but moved sharply higher in December to the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as investors looked to reinvest coupon payments and year-end selling pressures eased. Yields averaged slightly over 2.75% during February and March before rising to the 4.00% in April due to traditional tax season payment pressures. Over the summer months, yields remained mostly in a band between 3.00% and 3.50%, but rose sharply in September as cash outflows in the municipal markets pushed rates as high as 3.85%. VRDN yields ended the reporting period at 3.50%. Over the reporting period, VRDN yields averaged roughly 66% of taxable rates, making them attractive for investors in the two highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country benefited from an expanding economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level of the decade. Lack of supply and heavy demand kept short-term municipal securities, relative to their taxable counterparts, relatively expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the period was approximately 36 days. The fund remained in a 35- to 45-day average maturity range over most of the reporting period, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range was targeted, taking into account Federal Reserve monetary policy, the portfolio maximized performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as U.S. Treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are constrained and productivity gains are narrowing, will likely remain on hold until the first quarter of 2000. It is probable that we will see one and possibly two interest rate increases in the first half of 2000. In the near future, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch market developments, with great interest, in order to best serve our municipal clients.

Portfolio of Investments

OCTOBER 31, 1999



PRINCIPAL

AMOUNT                                             VALUE

                   SHORT-TERM MUNICIPALS-
                   99.5% 1
                   VIRGINIA-98.8%

  $  5,000,000     Albemarle County, VA IDA,
                   (Series 1999) Weekly VRDNs
                   (Region Ten Community
                   Services Board,
                   Inc.)/(Wachovia Bank of
                   NC, N.A. LOC)                    $   5,000,000
     2,200,000     Amelia County, VA IDA,
                   (Series 1991) Weekly VRDNs
                   (Chambers Waste
                   System)/(Morgan Guaranty

                   Trust Co., New York LOC)             2,200,000
     1,200,000     Arlington County, VA
                   Weekly VRDNs (Ballston
                   Public Parking)/(Citibank

                   N.A., New York LOC)                  1,200,000
     4,500,000     Bedford County, VA IDA,
                   (Series 1999) Weekly VRDNs
                   (David R. Snowman and Carol
                   J. Snowman)/(Crestar Bank

                   of Virginia, Richmond LOC)           4,500,000
    13,500,000     Campbell County, VA IDA,
                   Solid Waste Disposal
                   Facilities Revenue ACES
                   Weekly VRDNs (Georgia-
                   Pacific Corp.)/(SunTrust

                   Bank, Atlanta LOC)                  13,500,000
     7,675,000     Carroll County, VA IDA,
                   IDRB (Series 1995) Weekly
                   VRDNs (Kentucky Derby
                   Hosiery Co., Inc.
                   Project)/(Bank One,

                   Kentucky LOC)                        7,675,000
     5,000,000     Charlottesville, VA IDA,
                   7.375% Bonds (Martha
                   Jefferson
                   Hospital)/(United States
                   Treasury PRF), 10/1/2000

                   (@102)                               5,259,613
     1,415,000     Charlottesville, VA IDA,
                   IDR Refunding Bonds, 3.35%
                   TOBs (Safeway,
                   Inc.)/(Bankers Trust Co.,
                   New York LOC), Mandatory

                   Tender 12/1/1999                     1,415,000
     5,995,000   2 Chesapeake, VA IDA, Trust
                   Receipts (Series 1998C-10)
                   Reg D, Weekly VRDNs
                   (Sumitomo Machinery Corp.
                   of America Corp.)/(Bank of

                   America, N.A. SWP)                   5,995,000
     1,450,000     Chesapeake, VA, 7.25%
                   Bonds, 8/1/2000                      1,489,523
     1,900,000     Chesterfield County, VA
                   IDA, (Series 1998) Weekly
                   VRDNs (Lumberg,
                   Inc.)/(Bank of America,

                   N.A. LOC)                            1,900,000
     1,200,000     Chesterfield County, VA,
                   5.65% Bonds, 7/15/2000               1,215,591
     2,000,000     Danville, VA IDA, (Series
                   1997) Weekly VRDNs
                   (Diebold, Inc.)/(Bank One,

                   Ohio, N.A. LOC)                      2,000,000
     5,298,975   2 Equity Trust III, (1996
                   Series) Weekly VRDNs
                   (Bayerische Hypotheken-und

                   Vereinsbank AG LOC)                  5,298,975
     1,100,000     Fairfax County, VA EDA,
                   (Series 1995) Weekly VRDNs
                   (American Society of Civil
                   Engineers Foundation,
                   Inc.)/(Mellon Bank N.A.,

                   Pittsburgh LOC)                      1,100,000
     5,000,000   2 Fairfax County, VA EDA,
                   Trust Receipt (SeriesA-15) Reg D, 3.55% TOBs (AMBAC
                   INS)/(National Westminster Bank, PLC, London LIQ),

                   Optional Tender 11/1/1999            5,000,000
     9,445,000   2 Fairfax County, VA IDA,
                   (Series 1998A-35) Reg D,
                   Weekly VRDNs (Fairfax
                   Hospital
                   System)/(Bayerische
                   Hypotheken-und Vereinsbank
                   AG LIQ)/(United States

                   Treasury PRF)                        9,445,000
     5,000,000     Fairfax County, VA Water
                   Authority, 7.25% Bonds
                   (United States Treasury

                   PRF), 1/1/2000 (@102)                5,132,826
    10,700,000     Falls Church, VA IDA,
                   (Series 1985), 3.40% TOBs
                   (Kaiser Permanente),

                   Optional Tender 11/1/1999           10,700,000

PRINCIPAL

AMOUNT                                             VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   VIRGINIA-CONTINUED
 $   7,113,000     Fluvanna County, VA IDA,

                   (Series 1986) Weekly VRDNs
                   (Thomasville Furniture

                   Industries)/(UBS AG LOC)        $    7,113,000
     5,710,000     Frederick County, VA IDA,
                   (Series 1997) Weekly VRDNs
                   (Jouan, Inc.)/(Wachovia

                   Bank of NC, N.A. LOC)                5,710,000
     1,875,000     Halifax County, VA IDA,
                   (Series 1998) Weekly VRDNs
                   (Annin & Co., Inc.)/(Chase
                   Manhattan Bank N.A., New

                   York LOC)                            1,875,000
    11,500,000     Halifax County, VA IDA,
                   MMMs, PCR, 3.40% CP
                   (Virginia Electric Power
                   Co.), Mandatory Tender

                   11/10/1999                          11,500,000
     7,500,000     Halifax County, VA IDA,
                   MMMs, PCR, 3.45% CP
                   (Virginia Electric Power
                   Co.), Mandatory Tender

                   11/9/1999                            7,500,000
     3,000,000     Halifax County, VA IDA,
                   MMMs, PCR, 3.75% CP
                   (Virginia Electric Power
                   Co.), Mandatory Tender

                   2/17/2000                            3,000,000

     4,000,000     Hampton, VA Redevelopment
                   & Housing Authority,
                   (Series 1998) Weekly VRDNs
                   (Township
                   Apartments)/(Amsouth Bank

                   N.A., Birmingham LOC)                4,000,000
     1,500,000     Hanover County, VA IDA
                   Weekly VRDNs (Fiber-Lam,
                   Inc. Project)/(Bank of

                   America, N.A. LOC)                   1,500,000
     1,110,000     Henry County, VA Public
                   Service Authority, 5.50%
                   Bonds (FGIC INS),

                   11/15/1999                           1,111,040
     5,000,000     James City County, VA IDA,
                   IDRB (Series 1997) Weekly
                   VRDNs (Riverside Health

                   System-Patriots Colony)              5,000,000
     6,500,000     Loudoun County, VA IDA,
                   (Series 1998), 3.35% TOBs
                   (Signature Flight Support
                   Corp.)/(Bayerische
                   Landesbank Girozentrale
                   LOC), Optional Tender

                   12/1/1999                            6,500,000

     2,905,000     Mecklenburg County, VA
                   IDA, IDRB Weekly VRDNs
                   (Harden Manufacturing
                   Corp.)/(Columbus Bank and

                   Trust Co., GA LOC)                   2,905,000
     2,725,000     Mecklenburg County, VA
                   IDA, IDRB Weekly VRDNs
                   (Smith Land Holdings,
                   L.L.C.)/(Columbus Bank and

                   Trust Co., GA LOC)                   2,725,000
    11,000,000     Metropolitan Washington,
                   DC Airports Authority,
                   3.50% CP (Bank of America,
                   N.A. LOC), Mandatory

                   Tender 11/19/1999                   11,000,000
     4,750,000     New Kent County, VA IDA,
                   (Series 1999) Weekly VRDNs
                   (Basic Construction
                   Company, LLC)/(Crestar
                   Bank of Virginia, Richmond

                   LOC)                                4,750,000
     3,995,000     Newport News, VA IDA,
                   (Series 1997) Weekly VRDNs
                   (Iceland Seafood
                   Corp.)/(Crestar Bank of

                   Virginia, Richmond LOC)             3,995,000
     3,825,000     Newport News, VA
                   Redevelopment & Housing
                   Authority, (Series 1999)
                   Weekly VRDNs (River Park
                   Towers)/(Bank One, Arizona

                   N.A. LOC)                            3,825,000
     4,000,000     Norfolk, VA, (Series A),
                   5.10% Bonds, 2/1/2000                4,018,629
     3,000,000     Peninsula Port Authority,
                   Facility Revenue Refunding
                   Bonds (Series 1992), CP
                   (CSX Corp.)/(Bank of Nova
                   Scotia, Toronto LOC),

                   Mandatory Tender 11/9/1999           3,000,000
     1,005,000     Pulaski County, VA IDA,
                   (Series 1995) Weekly VRDNs
                   (Balogh Real Estate Ltd.
                   Partnership Mar-Bal Inc.
                   Project)/(Bank One, Ohio,

                   N.A. LOC)                            1,005,000

       895,000     Richmond, VA IDA, (Series
                   1997) Weekly VRDNs (PM
                   Beef)/(U.S. Bank, N.A.,

                   Minneapolis LOC)                       895,000

PRINCIPAL

AMOUNT                                             VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   VIRGINIA-CONTINUED

 $   6,000,000     Richmond, VA Redevelopment
                   & Housing Authority,
                   (Series B-1) Weekly VRDNs
                   (Richmond, VA Red Tobacco
                   Row)/(Credit Suisse First
                   Boston LOC)                     $    6,000,000
     6,000,000     Richmond, VA Redevelopment
                   & Housing Authority,
                   (Series B-2) Weekly VRDNs
                   (Richmond, VA Red Tobacco
                   Row)/(Bayerische
                   Landesbank Girozentrale

                   INV)                                 6,000,000

     1,500,000     Richmond, VA Redevelopment
                   & Housing Authority,
                   (Series B-3A) Weekly VRDNs
                   (Richmond, VA Red Tobacco
                   Row)/(Bayerische
                   Landesbank Girozentrale

                   INV)                                 1,500,000

     3,160,000     Richmond, VA Redevelopment
                   & Housing Authority,
                   (Series B-5) Weekly VRDNs
                   (Richmond, VA Red Tobacco
                   Row)/(Bayerische
                   Landesbank Girozentrale

                   INV)                                 3,160,000

     3,555,000     Richmond, VA Redevelopment
                   & Housing Authority,
                   (Series B-6) Weekly VRDNs
                   (Richmond, VA Red Tobacco
                   Row)/(Bayerische
                   Landesbank Girozentrale

                   INV)                                 3,555,000

     7,000,000     Richmond, VA Redevelopment
                   & Housing Authority,
                   (Series B-9) Weekly VRDNs
                   (Richmond, VA Red Tobacco
                   Row)/(Bayerische
                   Landesbank Girozentrale

                   INV)                                 7,000,000

     7,000,000     Richmond, VA Redevelopment
                   & Housing Authority,
                   (Series B-10) Weekly VRDNs
                   (Richmond, VA Red Tobacco
                   Row)/(Bayerische
                   Landesbank Girozentrale

                   INV)                                 7,000,000

     5,795,000     Richmond, VA Redevelopment
                   & Housing Authority,
                   Multi-Family Refunding
                   Revenue Bonds (Series
                   1997) Weekly VRDNs
                   (Newport Manor)/(Columbus

                   Bank and Trust Co., GA LOC)          5,795,000
     3,500,000     Roanoke, VA IDA, 7.50%
                   Bonds (Roanoke Memorial
                   Hospital Project -
                   Carilion Health
                   System)/(United States
                   Treasury PRF), 7/1/2020

                   (@102)                               3,653,064

     2,610,000     South Hill, VA IDA, (Series
                   1997) Weekly VRDNs
                   (International Veneer Co.,
                   Inc.)/(Bank One, Indiana,

                   N.A. LOC)                            2,610,000

     4,095,000     Spotsylvania County, VA IDA, (Series 1989), 7.60% TOBs
                   (Walter Grinders, Inc.)/(Deutsche Bank AG LOC), Optional
                   Tender

                   8/31/2000                            4,095,000

     2,500,000     Staunton, VA IDA, (Series
                   1997) Weekly VRDNs
                   (Diebold, Inc.)/(Bank One,

                   Ohio, N.A. LOC)                      2,500,000
     3,500,000     Staunton, VA IDA, (Series
                   1999A) Weekly VRDNs
                   (Specialty Blades,
                   Inc.)/(Crestar Bank of

                   Virginia, Richmond LOC)              3,500,000
     2,000,000     Tazewell County, VA IDA,
                   (Series 1993) Weekly VRDNs
                   (Seville Properties
                   Bluefield)/(Huntington
                   National Bank, Columbus,

                   OH LOC)                              2,000,000
     9,920,000   2 Virginia Port Authority,
                   MERLOTS (Series 1997M)
                   Weekly VRDNs (MBIA
                   INS)/(First Union National

                   Bank, Charlotte, N.C. LIQ)           9,920,000
       980,000     Virginia Small Business
                   Financing Authority Weekly
                   VRDNs (Moses Lake
                   Industries)/(KeyBank, N.A.

                   LOC)                                   980,000

     9,000,000   2 Virginia State Housing
                   Development Authority,
                   (Series 1999A-2) Reg D,
                   Weekly VRDNs (MBIA
                   INS)/(Commerzbank AG,
                   Frankfurt LIQ)                       9,000,000
     3,895,000     Virginia State Public
                   School Authority, (Series

                   B), 4.75% Bonds, 8/1/2000            3,923,239
     2,620,000     Virginia State Public
                   School Authority, (Series

                   B), 5.70% Bonds, 1/1/2000            2,631,361
     1,000,000     Virginia State Public
                   School Authority, 5.75%

                   Bonds, 1/1/2000                      1,004,230
     1,507,000     Williamsburg, VA IDA,
                   (Series 1988) Weekly VRDNs
                   (Colonial Williamsburg
                   Foundation Museum)/(Bank

                   of America, N.A. LOC)                1,507,000
PRINCIPAL

AMOUNT                                             VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   VIRGINIA-CONTINUED
 $   1,575,000     Winchester, VA IDA,

                   (Series 1995) Weekly VRDNs
                   (Midwesco Filter
                   Resources, Inc.
                   Project)/(Harris Trust &

                   Savings Bank, Chicago LOC)      $    1,575,000
     5,000,000     York County, VA IDA,
                   (Series 1985), 3.70% CP
                   (Virginia Electric Power
                   Co.), Mandatory Tender

                   2/17/2000                            5,000,000
                   TOTAL                              276,863,091

                   PUERTO RICO-0.7%
     2,000,000     Puerto Rico Industrial,

                   Medical & Environmental PCA, (1983 Series A), 2.90% TOBs
                   (Merck & Co., Inc.),

                   Optional Tender 12/1/1999            2,000,000
                   TOTAL INVESTMENTS (AT
                   AMORTIZED COST) 3                $ 278,863,091


 Securities that are subject to alternative minimum tax represent 67.8% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

 At October 31, 1999, the portfolio securities were rated as follows:

 Tier Rating Based on Total Market Value



FIRST TIER   SECOND TIER
100.00%      00.00%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 1999, these securities amounted to $44,658,975 which represents 15.9% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($280,272,039) at October 31, 1999.

The following acronyms are used throughout this portfolio:



ACES -Adjustable Convertible Extendable Securities AMBAC -American Municipal Bond Assurance Corporation CP -Commercial Paper EDA -Economic Development Authority FGIC -Financial Guaranty Insurance Company IDA -Industrial Development Authority IDR -Industrial Development Revenue IDRB -Industrial Development Revenue Bond INS -Insured INV -Investment Agreement LIQ -Liquidity Agreement LLC -Limited Liability Corporation LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series MMMs -Money Market Municipals PCA -Pollution Control Authority PCR -Pollution Control Revenue PLC -Public Limited Company PRF -Prerefunded TOBs -Tender Option Bonds VRDNs -Variable Rate Demand Notes



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 278,863,091
Income receivable                                 2,114,945
TOTAL ASSETS                                    280,978,036
LIABILITIES:

Payable for shares

redeemed                        $ 323,137
Income distribution
payable                           206,941
Payable to Bank                   168,185
Accrued expenses                    7,734
TOTAL LIABILITIES                                   705,997
Net assets for 280,272,039
shares outstanding                            $ 280,272,039
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$34,562,076 / 34,562,076

shares outstanding                                    $1.00

INSTITUTIONAL SERVICE

SHARES:
$245,709,963 / 245,709,963

shares outstanding                                    $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1999



INVESTMENT INCOME:
Interest                                                           $ 9,720,339
EXPENSES:

Investment advisory fee                          $ 1,157,907
Administrative personnel
and services fee                                     218,266
Custodian fees                                        17,774
Transfer and dividend
disbursing agent fees and
expenses                                             149,297
Directors'/Trustees' fees                              2,749
Auditing fees                                         12,856
Legal fees                                             7,669
Portfolio accounting fees                             79,337
Shareholder services fee-
Institutional Shares                                  83,622
Shareholder services fee-
Institutional Service
Shares                                               639,676
Share registration costs                              25,194
Printing and postage                                  16,360
Insurance premiums                                    19,042
Miscellaneous                                          2,407
TOTAL EXPENSES                                     2,432,156
WAIVERS:
Waiver of investment
advisory fee                    $  (280,826)
Waiver of shareholder
services fee-Institutional
Shares                             (83,622)
Waiver of shareholder
services fee-Institutional
Service Shares                    (255,870)
TOTAL WAIVERS                                       (620,318)
Net expenses                                                         1,811,838
Net investment income                                              $ 7,908,501


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED OCTOBER 31             1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $      7,908,501       $      7,956,244
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                    (964,191)            (1,199,300)
Institutional Service
Shares                                (6,944,310)            (6,756,944)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                       (7,908,501)            (7,956,244)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,226,749,956          1,342,458,938
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 5,827,519              5,993,310
Cost of shares redeemed           (1,224,012,492)        (1,299,965,431)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                           8,564,983             48,486,817
Change in net assets                   8,564,983             48,486,817
NET ASSETS:

Beginning of period                  271,707,056            223,220,239
End of period                   $    280,272,039       $    271,707,056


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                      1999               1998               1997               1996               1995
NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00            $  1.00            $  1.00            $  1.00            $  1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.03               0.03               0.03               0.03               0.04
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)             (0.03)             (0.03)             (0.03)             (0.04)
NET ASSET VALUE, END OF PERIOD             $  1.00            $  1.00            $  1.00            $  1.00            $  1.00
TOTAL RETURN 1                                2.90%              3.26%              3.31%              3.24%              3.56%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                    0.84%              0.85%              0.85%              0.89%              0.91%
Net investment income 2                       2.52%              2.87%              2.90%              2.79%              3.08%
Expenses (after waivers)                      0.49%              0.49%              0.49%              0.49%              0.49%
Net investment income (after waivers)         2.87%              3.23%              3.26%              3.19%              3.50%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $34,562            $24,559            $24,382            $26,302            $22,642


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED OCTOBER 31                      1999          1998          1997          1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD        $  1.00      $  1.00       $  1.00       $  1.00       $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03          0.03          0.03          0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)        (0.03)        (0.03)        (0.03)
NET ASSET VALUE, END OF PERIOD              $  1.00      $  1.00       $  1.00       $  1.00       $  1.00
TOTAL RETURN 1                                 2.75%        3.11%         3.17%         3.14%         3.46%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     0.84%        0.85%         0.86%         0.89%         0.91%
Net investment income 2                        2.51%        2.85%         2.89%         2.80%         3.06%
Expenses (after waivers)                       0.64%        0.64%         0.63%         0.59%         0.59%
Net investment income (after waivers)          2.71%        3.06%         3.12%         3.10%         3.38%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $245,710     $247,149      $198,838      $177,575      $127,083


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1999

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 17 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At October 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Pursuant to the Code, such capital loss carryforward will expire as follows:



EXPIRATION YEAR   EXPIRATION AMOUNT
2002                         $1,190
2004                          1,158


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1999, capital paid-in aggregated $280,272,039.

Transactions in shares were as follows:



YEAR ENDED OCTOBER 31         1999               1998
INSTITUTIONAL SHARES:

Shares sold                       94,679,273        140,689,593
Shares issued to
shareholders in payment of
distributions declared                76,053            292,839
Shares redeemed                  (84,751,755)      (140,806,137)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                      10,003,571            176,295


YEAR ENDED OCTOBER 31         1999               1998
INSTITUTIONAL SERVICE

SHARES:

Shares sold                    1,132,070,683      1,201,769,345
Shares issued to
shareholders in payment of
distributions declared             5,751,466          5,700,471
Shares redeemed               (1,139,260,737)    (1,159,159,294)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                (1,438,588)        48,310,522
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                 8,564,983         48,486,817


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended October 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $571,435,000 and $535,030,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1999, 28.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.8% of total investments.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITOR (UNAUDITED)

On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended October 31, 1997 and October 31, 1998 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended October 31, 1999. During the Fund's fiscal years ended October 31, 1997 and October 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in the paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL TRUST AND SHAREHOLDERS OF VIRGINIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Virginia Municipal Cash Trust (one of the portfolios constituting the Federated Municipal Trust) as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for each of the periods indicated therein for the period then ended were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Virginia Municipal Cash Trust of the Federated Municipal Trust at October 31, 1999, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

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Boston, Massachusetts

December 16, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Virginia Municipal Cash Trust

ANNUAL REPORT TO SHAREHOLDERS

OCTOBER 31, 1999

 [Graphic]
 Federated

 Virginia Municipal Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314229816

Cusip 314229824

G00133-02 (12/99)

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